UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116-5021

(Address of principal executive offices) (Zip code)

CT Corporation System

300 East Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: August 31, 2009

Date of reporting period: May 31, 2009

Item 1.	Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI AUSTRALIA INDEX FUND

May 31, 2009

Security	Shares	Value

COMMON STOCKS—99.46%

AIRLINES—0.29%
Qantas Airways Ltd.	1,837,511	$2,816,650

		2,816,650
APPAREL—0.22%
Billabong International Ltd.	333,772	2,097,267

		2,097,267
BANKS—26.54%
Australia and New Zealand Banking Group Ltd.	3,619,274	46,063,061
Bendigo and Adelaide Bank Ltd.	492,154	2,403,062
Commonwealth Bank of Australia	2,477,032	69,673,493
National Australia Bank Ltd.	3,214,492	56,658,344
Suncorp-Metway Ltd.	2,196,564	10,373,614
Westpac Banking Corp.	4,879,927	73,708,816

		258,880,390
BEVERAGES—2.43%
Coca-Cola Amatil Ltd.	926,944	6,262,246
Foster’s Group Ltd.	3,232,703	12,679,324
Lion Nathan Ltd.	505,310	4,752,586

		23,694,156
BIOTECHNOLOGY—0.60%
Sonic Healthcare Ltd.	613,279	5,807,337

		5,807,337
BUILDING MATERIALS—0.88%
Boral Ltd.	986,174	3,212,789
CSR Ltd.	2,217,384	2,893,095
James Hardie Industries NV(a)	724,548	2,499,647

		8,605,531
CHEMICALS—0.87%
Incitec Pivot Ltd.	2,700,369	5,771,233
Nufarm Ltd.	281,004	2,755,388

		8,526,621
COMMERCIAL SERVICES—2.23%
Brambles Ltd.	2,330,240	10,967,615
Macquarie Infrastructure Group	4,054,425	4,511,057
Transurban Group	1,950,171	6,306,498

		21,785,170
COMPUTERS—0.54%
Computershare Ltd.	750,077	5,313,532

		5,313,532

DIVERSIFIED FINANCIAL SERVICES—2.30%
ASX Ltd.	288,845	8,008,975
Macquarie Group Ltd.(b)	511,020	12,946,305
Perpetual Ltd.	65,182	1,476,551

		22,431,831
ELECTRIC—0.86%
AGL Energy Ltd.	751,129	8,411,365

		8,411,365
ELECTRIC - DISTRIBUTION—0.13%
SP AusNet	2,049,566	1,312,460

		1,312,460
ENGINEERING & CONSTRUCTION—0.97%
Leighton Holdings Ltd.	251,180	4,563,994
WorleyParsons Ltd.(b)	272,336	4,904,805

		9,468,799
ENTERTAINMENT—1.18%
Aristocrat Leisure Ltd.	649,513	1,887,247
Tabcorp Holdings Ltd.	981,958	5,769,301
Tatts Group Ltd.	1,978,027	3,879,114

		11,535,662
FOOD—4.96%
Goodman Fielder Ltd.	2,126,677	2,170,431
Metcash Ltd.	1,297,660	4,341,816
Woolworths Ltd.	2,061,397	41,828,647

		48,340,894
HEALTH CARE - PRODUCTS—0.42%
Cochlear Ltd.	94,192	4,109,081

		4,109,081
INSURANCE—5.55%
AMP Ltd.	3,357,836	13,008,854
AXA Asia Pacific Holdings Ltd.	1,730,438	5,263,491
Insurance Australia Group Ltd.	3,433,621	9,976,844
QBE Insurance Group Ltd.	1,669,369	25,843,006

		54,092,195
IRON & STEEL—1.10%
BlueScope Steel Ltd.	3,023,682	5,760,329
OneSteel Ltd.	2,305,110	4,981,838

		10,742,167
LODGING—0.47%
Crown Ltd.(b)	792,102	4,584,095

		4,584,095
MANUFACTURING—4.43%
Orica Ltd.	605,807	9,766,253
Wesfarmers Ltd.	1,703,488	29,071,035
Wesfarmers Ltd. Partially Protected	253,232	4,321,554

		43,158,842
MEDIA—0.35%
Fairfax Media Ltd.(b)	3,695,072	3,386,590

		3,386,590

METAL FABRICATE & HARDWARE—0.47%
Sims Metal Management Ltd.	245,846	4,535,950

		4,535,950
MINING—22.68%
Alumina Ltd.	4,217,694	4,557,672
BHP Billiton Ltd.	5,645,410	156,623,980
Energy Resources of Australia Ltd.	106,672	2,094,509
Fortescue Metals Group Ltd.(a)	2,078,235	4,358,431
Newcrest Mining Ltd.	810,035	21,371,017
OZ Minerals Ltd.	5,202,148	3,643,552
Paladin Energy Ltd.(a)	916,284	3,681,866
Rio Tinto Ltd.	480,821	24,839,714

		221,170,741
OIL & GAS—6.86%
Arrow Energy Ltd.(a)	901,384	2,705,673
Caltex Australia Ltd.	231,725	2,220,247
Origin Energy Ltd.	1,470,019	17,414,815
Santos Ltd.	1,372,947	16,045,041
Woodside Petroleum Ltd.	822,588	28,543,398

		66,929,174
PACKAGING & CONTAINERS—0.59%
Amcor Ltd.	1,404,764	5,745,905

		5,745,905
PHARMACEUTICALS—2.43%
CSL Ltd.	1,014,258	23,706,394

		23,706,394
REAL ESTATE—5.76%
Dexus Property Group	7,616,759	4,603,110
GPT Group	14,626,443	5,970,946
Lend Lease Corp. Ltd.	732,251	4,050,160
Mirvac Group	2,596,883	2,390,476
Stockland Corp. Ltd.	3,781,686	9,383,857
Westfield Group	3,396,494	29,770,024

		56,168,573
REAL ESTATE INVESTMENT TRUSTS—0.40%
CFS Retail Property Trust(b)	2,950,233	3,896,498

		3,896,498
RETAIL—0.22%
Harvey Norman Holdings Ltd.(b)	907,764	2,128,996

		2,128,996
TELECOMMUNICATIONS—1.89%
Telstra Corp. Ltd.	7,406,339	18,437,337

		18,437,337
TRANSPORTATION—0.84%
Macquarie Airports	1,148,595	1,930,725
Toll Holdings Ltd.	1,104,549	6,224,319

		8,155,044

TOTAL COMMON STOCKS
(Cost: $1,274,318,483)		969,975,247

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.23%

MONEY MARKET FUNDS—1.23%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.45%(c)(d)(e)	10,085,170	10,085,170
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.34%(c)(d)(e)	1,499,807	1,499,807
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.10%(c)(d)	385,427	385,427

		11,970,404

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,970,404)		11,970,404

TOTAL INVESTMENTS IN SECURITIES—100.69%
(Cost: $1,286,288,887)		981,945,651
Other Assets, Less Liabilities—(0.69)%		(6,682,066)

NET ASSETS—100.00%		$975,263,585

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI AUSTRIA INVESTABLE MARKET INDEX FUND

May 31, 2009

Security	Shares	Value

COMMON STOCKS—97.91%

AUTO MANUFACTURERS—0.48%
Rosenbauer International AG	9,450	$395,930

		395,930
BANKS—14.29%
Erste Group Bank AG(a)	319,000	7,680,501
Raiffeisen International Bank Holding AG	100,550	4,228,431

		11,908,932
BIOTECHNOLOGY—3.01%
Intercell AG(a)(b)	83,850	2,509,011

		2,509,011
BUILDING MATERIALS—3.06%
Wienerberger AG(a)(b)	181,385	2,549,442

		2,549,442
COMMERCIAL SERVICES—0.28%
Kapsch TrafficCom AG	9,378	232,297

		232,297
ELECTRIC—8.49%
EVN AG	1,026	18,066
Oesterreichische Elektrizitaetswirtschafts AG Class A	131,200	7,055,010

		7,073,076
ELECTRICAL COMPONENTS & EQUIPMENT—0.98%
Zumtobel AG	66,350	816,122

		816,122
ENGINEERING & CONSTRUCTION—2.63%
AI Airports International Ltd.(b)	153,900	1,089,189
Flughafen Wien AG(a)	28,600	1,105,560

		2,194,749
ENTERTAINMENT—2.72%
bwin Interactive Entertainment AG(b)	56,100	2,263,092

		2,263,092
ENVIRONMENTAL CONTROL—0.50%
BWT AG(a)	19,392	419,961

		419,961
FOOD—1.24%
Agrana Beteiligungs AG(a)	12,950	1,029,417

		1,029,417

FOREST PRODUCTS & PAPER—2.15%
Mayr-Melnhof Karton AG	20,400	1,789,972

		1,789,972
INSURANCE—4.36%
Vienna Insurance Group	85,650	3,636,999

		3,636,999
IRON & STEEL—7.24%
voestalpine AG	209,950	6,035,598

		6,035,598
MACHINERY—4.18%
Andritz AG	80,800	3,264,073
A-TEC Industries AG(b)	17,163	223,256

		3,487,329
MACHINERY - CONSTRUCTION & MINING—0.59%
Palfinger AG(a)	31,400	488,007

		488,007
MANUFACTURING—1.92%
RHI AG(b)	50,150	916,414
Semperit AG Holding	23,600	683,458

		1,599,872
OIL & GAS—13.54%
OMV AG	278,250	11,283,773

		11,283,773
OIL & GAS SERVICES—1.19%
Schoeller-Bleckmann Oilfield Equipment AG	26,700	990,542

		990,542
REAL ESTATE—11.53%
Atrium European Real Estate Ltd.(b)	407,850	1,778,057
CA Immo International AG(b)	43,921	224,426
CA Immobilien Anlagen AG(a)(b)	199,092	1,696,465
conwert Immobilien Invest SE(a)(b)	154,100	1,300,000
ECO Business-Immobilien AG(b)	52,656	223,596
Immoeast AG(b)	867,350	2,123,905
IMMOFINANZ AG(a)(b)	810,900	1,526,559
Sparkassen Immobilien AG(b)	123,450	733,897

		9,606,905
TELECOMMUNICATIONS—10.76%
Telekom Austria AG	581,250	8,967,760

		8,967,760
TRANSPORTATION—2.77%
Oesterreichische Post AG	79,250	2,306,306

		2,306,306

TOTAL COMMON STOCKS
(Cost: $176,816,848)		81,585,092

Security	Shares	Value

SHORT-TERM INVESTMENTS—15.35%

MONEY MARKET FUNDS—15.35%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.45%(c)(d)(e)	11,117,077	11,117,077
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.34%(c)(d)(e)	1,653,265	1,653,265
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.10%(c)(d)	20,155	20,155

		12,790,497

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,790,497)		12,790,497

TOTAL INVESTMENTS IN SECURITIES—113.26%
(Cost: $189,607,345)		94,375,589
Other Assets, Less Liabilities—(13.26)%		(11,045,638)

NET ASSETS—100.00%		$83,329,951

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI BELGIUM INVESTABLE MARKET INDEX FUND

May 31, 2009

Security	Shares	Value

COMMON STOCKS—98.89%

AGRICULTURE—0.43%
SIPEF NV	8,112	$360,424

		360,424
APPAREL—0.35%
Van De Velde NV	7,839	294,147

		294,147
BANKS—16.15%
Dexia SA(a)(b)	472,350	2,981,233
Fortis(a)	2,009,598	7,680,111
KBC Groep NV(a)	143,112	2,937,234

		13,598,578
BEVERAGES—23.90%
Anheuser-Busch InBev NV	574,257	20,117,594

		20,117,594
BIOTECHNOLOGY—0.20%
Devgen NV(a)(b)	16,870	166,434

		166,434
CHEMICALS—5.50%
Recticel SA	10,160	47,170
Solvay SA	43,014	3,933,117
Tessenderlo Chemie NV	19,200	649,793

		4,630,080
DIVERSIFIED FINANCIAL SERVICES—0.40%
KBC Ancora SCA(a)	27,537	337,543

		337,543
ELECTRICAL COMPONENTS & EQUIPMENT—1.38%
NV Bekaert SA	11,457	1,159,502

		1,159,502
ELECTRONICS—1.01%
Barco NV(a)	10,854	371,638
EVS Broadcast Equipment SA	9,947	481,800

		853,438
ENGINEERING & CONSTRUCTION—0.40%
Compagnie d’Entreprises CFE	5,628	255,634
Hamon & Cie (International) SA	2,412	79,377

		335,011
ENTERTAINMENT—0.12%
Kinepolis(b)	3,170	99,611

		99,611

FOOD—12.32%
Colruyt SA	15,276	3,596,456
Delhaize Group	92,058	6,775,130

		10,371,586
HEALTH CARE - PRODUCTS—0.20%
Ion Beam Applications SA(b)	18,894	166,345

		166,345
HOLDING COMPANIES - DIVERSIFIED—11.37%
Ackermans & van Haaren NV	20,904	1,342,433
Compagnie Nationale a Portefeuille SA	34,773	1,806,846
Groupe Bruxelles Lambert SA	79,797	6,423,955

		9,573,234
INVESTMENT COMPANIES—0.34%
RHJ International SA(a)	49,647	288,821

		288,821
MANUFACTURING—0.45%
Agfa-Gevaert NV(a)	124,620	379,246

		379,246
MEDIA—0.08%
Roularta Media Group NV	2,814	64,128

		64,128
MINING—4.48%
Nyrstar NV(a)	82,184	747,985
Umicore	126,552	3,023,681

		3,771,666
PHARMACEUTICALS—5.39%
Arseus NV	19,185	196,877
Galapagos NV(a)	20,904	234,933
Omega Pharma SA	20,544	648,462
ThromboGenics NV(a)	18,499	294,836
UCB SA	95,274	3,166,409

		4,541,517
REAL ESTATE—0.28%
Atenor Group SA	4,439	239,515

		239,515
REAL ESTATE INVESTMENT TRUSTS—3.19%
Befimmo SCA	9,849	864,328
Cofinimmo SA	9,550	1,166,362
Intervest Offices NV	5,829	160,888
Leasinvest Real Estate SCA	844	66,697
Warehouses De Pauw SCA	7,367	299,273
Wereldhave Belgium NV	1,827	130,077

		2,687,625
RETAIL—0.59%
SA D’Ieteren NV	2,412	494,869

		494,869
SEMICONDUCTORS—0.15%
Melexis NV	18,901	127,881

		127,881

TELECOMMUNICATIONS—8.53%
Belgacom SA	125,424	3,927,882
Mobistar SA	33,165	2,048,610
Option NV(a)(b)	31,358	56,814
Telenet Group Holding NV(a)	57,687	1,148,859

		7,182,165
TRANSPORTATION—0.86%
Compagnie Maritime Belge SA	11,180	341,972
Euronav SA	23,152	385,053

		727,025
VENTURE CAPITAL—0.82%
GIMV NV	13,467	686,227

		686,227

TOTAL COMMON STOCKS
(Cost: $135,071,614)		83,254,212

Security	Shares	Value

RIGHTS—0.00%

BANKS—0.00%
Fortis(a)(b)(c)	1,513,303	214

		214

TOTAL RIGHTS
(Cost: $0)		214

Security	Shares	Value

SHORT-TERM INVESTMENTS—2.66%

MONEY MARKET FUNDS—2.66%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.45%(d)(e)(f)	1,919,031	1,919,031
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.34%(d)(e)(f)	285,387	285,387
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.10%(d)(e)	36,705	36,705

		2,241,123

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,241,123)		2,241,123

TOTAL INVESTMENTS IN SECURITIES—101.55%
(Cost: $137,312,737)		85,495,549
Other Assets, Less Liabilities—(1.55)%		(1,306,244)

NET ASSETS—100.00%		$84,189,305

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI BRAZIL INDEX FUND

May 31, 2009

Security	Shares	Value

COMMON STOCKS—41.14%

AEROSPACE & DEFENSE—0.85%
Empresa Brasileira de Aeronautica SA	15,753,632	$77,176,884

		77,176,884
AGRICULTURE—0.76%
Souza Cruz SA	2,625,600	68,292,121

		68,292,121
BANKS—1.72%
Banco do Brasil SA	11,158,860	119,253,272
Banco Nossa Caixa SA	984,600	36,330,745

		155,584,017
COMMERCIAL SERVICES—0.68%
Companhia de Concessoes Rodoviarias	3,938,400	61,443,018

		61,443,018
COSMETICS & PERSONAL CARE—0.67%
Natura Cosmeticos SA	4,594,800	60,103,697

		60,103,697
DIVERSIFIED FINANCIAL SERVICES—3.83%
BM&F Bovespa SA	35,445,600	203,722,691
Redecard SA	9,846,000	143,015,636

		346,738,327
ELECTRIC—2.60%
Centrais Eletricas Brasileiras SA	6,892,299	93,428,942
CPFL Energia SA	4,594,850	74,283,408
EDP Energias do Brasil SA	1,969,200	27,350,000
Tractebel Energia SA	4,266,600	39,541,470

		234,603,820
FOOD—1.96%
Cosan SA Industria e Comercio(a)	3,282,090	26,273,296
JBS SA	12,143,487	41,275,590
Marfrig Alimentos SA(a)	3,282,000	25,526,667
Perdigao SA(a)	4,266,675	84,471,545

		177,547,098
HOME BUILDERS—0.40%
MRV Engenharia e Participacoes SA	2,625,649	35,936,913

		35,936,913
INSURANCE—0.22%
Porto Seguro SA	2,625,600	19,824,606

		19,824,606

INTERNET—0.45%
B2W Companhia Global do Varejo	1,969,230	41,055,462

		41,055,462
IRON & STEEL—3.97%
Companhia Siderurgica Nacional SA	10,830,627	265,295,661
Gerdau SA	4,594,800	37,152,903
Usinas Siderurgicas de Minas Gerais SA	2,953,800	56,286,300

		358,734,864
MINING—6.50%
Vale SA SP ADR(b)	30,706,392	588,027,407

		588,027,407
OIL & GAS—13.24%
OGX Petroleo e Gas Participacoes SA(a)	328,200	159,957,718
Petroleo Brasileiro SA	47,589,044	1,037,345,020

		1,197,302,738
REAL ESTATE—0.55%
Cyrela Brazil Realty SA	6,564,000	50,058,788

		50,058,788
TELECOMMUNICATIONS—1.41%
Brasil Telecom Participacoes SA	1,641,082	52,920,750
GVT (Holding) SA(a)	2,297,403	38,986,233
Tele Norte Leste Participacoes SA	1,641,038	35,638,704

		127,545,687
TRANSPORTATION—0.82%
ALL - America Latina Logistica SA	12,799,800	74,471,564

		74,471,564
WATER—0.51%
Companhia de Saneamento Basico do Estado de Sao Paulo	2,953,800	45,948,000

		45,948,000

TOTAL COMMON STOCKS
(Cost: $2,877,035,284)		3,720,395,011

Security	Shares	Value

PREFERRED STOCKS—58.07%

BANKS—12.48%
Banco Bradesco SA	28,881,640	441,976,612
Banco do Estado do Rio Grande do Sul SA	5,251,210	20,156,160
Itau Unibanco Holding SA	41,353,263	666,247,015

		1,128,379,787
BEVERAGES—2.85%
Companhia de Bebidas das Americas	3,938,491	257,394,311
Companhia de Bebidas das Americas New(a)(c)	10,089	659,352

		258,053,663
CHEMICALS—1.49%
Braskem SA Class A(a)	5,907,636	21,362,967

Fertilizantes Fosfatados SA	4,594,880	38,522,731
Ultrapar Participacoes SA	2,297,400	74,827,942

		134,713,640
ELECTRIC—4.79%
AES Tiete SA	2,352,900	21,924,750
Centrais Eletricas Brasileiras SA Class B	6,564,000	83,972,788
Companhia de Transmissao de Energia Eletrica Paulista	984,600	22,899,409
Companhia Energetica de Minas Gerais	11,487,032	153,682,565
Companhia Energetica de Sao Paulo Class B	4,923,070	43,139,023
Companhia Paranaense de Energia Class B	3,610,200	51,472,700
Eletropaulo Metropolitana Electricidade de Sao Paulo SA Class B	3,610,220	55,867,243

		432,958,478
FOOD—0.49%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar	2,297,428	43,801,973
Companhia Brasileira de Distribuicao Grupo Pao de Acucar New(c)	15,000	285,985

		44,087,958
FOREST PRODUCTS & PAPER—1.47%
Aracruz Celulose SA Class B(a)	18,051,000	31,361,333
Klabin SA	17,394,600	29,693,812
Suzano Bahia Sul Papel e Celulose SA(a)	3,938,485	32,979,839
Votorantim Celulose e Papel SA(a)	3,282,100	38,639,268

		132,674,252
HOLDING COMPANIES - DIVERSIFIED—1.81%
Itausa - Investimentos Itau SA	35,686,276	161,669,644
Itausa - Investimentos Itau SA New(c)	528,960	2,396,349

		164,065,993
INVESTMENT COMPANIES—1.21%
Bradespar SA	7,548,600	110,064,688

		110,064,688
IRON & STEEL—5.26%
Gerdau SA	19,363,846	201,560,033
Metalurgica Gerdau SA	8,861,490	116,810,550
Usinas Siderurgicas de Minas Gerais SA Class A	7,876,800	157,138,182

		475,508,765
MEDIA—0.62%
Net Servicos de Comunicacao SA(a)	5,579,482	55,935,716

		55,935,716
MINING—8.58%
Vale SA Class A	47,260,800	775,745,454

		775,745,454
OIL & GAS—12.63%
Petroleo Brasileiro SA	65,640,050	1,142,070,566

		1,142,070,566
RETAIL—0.55%
Lojas Americanas SA	10,502,400	49,965,964

		49,965,964

TELECOMMUNICATIONS—3.84%
Brasil Telecom Participacoes SA	5,251,230	47,075,421
Brasil Telecom SA	4,266,659	30,168,296
Tele Norte Leste Participacoes SA	6,892,239	122,215,410
Telemar Norte Leste SA Class A	1,312,880	37,795,030
TIM Participacoes SA	18,707,419	37,414,838
Vivo Participacoes SA	3,610,280	72,752,612

		347,421,607

TOTAL PREFERRED STOCKS
(Cost: $4,329,515,268)		5,251,646,531

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.80%

MONEY MARKET FUNDS—0.80%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.45%(d)(e)(f)	40,480,309	40,480,309
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.34%(d)(e)(f)	6,019,991	6,019,991
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.10%(d)(e)	25,700,644	25,700,644

		72,200,944

TOTAL SHORT-TERM INVESTMENTS
(Cost: $72,200,944)		72,200,944

TOTAL INVESTMENTS IN SECURITIES—100.01%
(Cost: $7,278,751,496)		9,044,242,486
Other Assets, Less Liabilities—(0.01)%		(913,136)

NET ASSETS—100.00%		$9,043,329,350

SP ADR  -  Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI BRIC INDEX FUND

May 31, 2009

Security	Shares	Value

COMMON STOCKS—80.17%

BRAZIL—12.38%
ALL - America Latina Logistica SA	86,800	$505,018
B2W Companhia Global do Varejo	12,400	258,521
Banco do Brasil SA	74,400	795,103
BM&F Bovespa SA	223,269	1,283,233
Brasil Telecom Participacoes SA	12,400	399,869
Centrais Eletricas Brasileiras SA	49,600	672,356
Companhia de Concessoes Rodoviarias	37,200	580,358
Companhia Siderurgica Nacional SA	74,400	1,822,424
Cosan SA Industria e Comercio(a)	24,800	198,525
CPFL Energia SA	24,800	400,933
Cyrela Brazil Realty SA	49,600	378,263
Empresa Brasileira de Aeronautica SA	99,200	485,980
Gerdau SA	49,600	401,059
GVT (Holding) SA(a)	12,400	210,424
JBS SA	74,452	253,062
MRV Engenharia e Participacoes SA	24,800	339,434
OGX Petroleo e Gas Participacoes SA(a)	1,000	487,379
Perdigao SA(a)	37,200	736,485
Petroleo Brasileiro SA	434,000	9,460,323
Redecard SA	62,000	900,566
Souza Cruz SA	24,800	645,050
Tele Norte Leste Participacoes SA	12,400	269,293
Tractebel Energia SA	37,200	344,758
Usinas Siderurgicas de Minas Gerais SA	24,800	472,578
Vale SA	272,800	5,238,311

		27,539,305

CHINA—38.75%
Agile Property Holdings Ltd.	496,000	607,812
Air China Ltd. Class H(a)	744,000	366,606
Alibaba.com Ltd.(a)	186,000	364,207
Aluminum Corp. of China Ltd. Class H(b)	744,000	713,059
Angang New Steel Co. Ltd. Class H	248,000	367,886
Anhui Conch Cement Co. Ltd. Class H(b)	38,000	272,535
Bank of China Ltd. Class H	10,416,000	4,675,672
Bank of Communications Co. Ltd. Class H(b)	1,364,000	1,256,251
Beijing Capital International Airport Co. Ltd. Class H(a)	248,000	195,140
Belle International Holdings Ltd.	868,000	677,390
BYD Co. Ltd. Class H(a)(b)	124,000	495,047
Chaoda Modern Agriculture (Holdings) Ltd.	452,556	284,292
China Agri-Industries Holdings Ltd.(a)	496,000	325,019
China CITIC Bank Class H	992,000	552,789
China Coal Energy Co. Class H	744,000	884,846
China Communications Construction Co. Ltd. Class H	868,000	1,200,268
China Construction Bank Class H	7,442,000	4,838,202
China COSCO Holdings Co. Ltd. Class H(a)	558,000	762,964
China Dongxiang Group Co.	744,000	417,471
China Everbright Ltd.	248,000	593,096

China High Speed Transmission Equipment Group Co. Ltd.(b)	248,000	521,438
China Life Insurance Co. Ltd. Class H	1,488,000	5,422,321
China Mengniu Dairy Co. Ltd.(a)	248,000	523,998
China Merchants Bank Co. Ltd. Class H	721,900	1,473,151
China Merchants Holdings (International) Co. Ltd.(b)	248,000	761,364
China Mobile Ltd.	1,178,000	11,502,838
China National Building Material Co. Ltd. Class H	248,000	540,633
China Oilfield Services Ltd. Class H	496,000	540,633
China Overseas Land & Investment Ltd.(b)	744,800	1,569,841
China Petroleum & Chemical Corp. Class H	3,224,000	2,586,719
China Railway Construction Corp. Class H(a)	496,000	711,460
China Railway Group Ltd. Class H(a)	744,000	612,290
China Resources Enterprise Ltd.	248,000	545,751
China Resources Land Ltd.	496,000	1,151,643
China Resources Power Holdings Co. Ltd.	248,000	528,476
China Shenhua Energy Co. Ltd. Class H	620,000	2,059,362
China Shipping Container Lines Co. Ltd. Class H(a)	620,000	194,340
China Shipping Development Co. Ltd. Class H	248,000	366,606
China Telecom Corp. Ltd. Class H	1,996,000	937,186
China Unicom (Hong Kong) Ltd.(a)	1,019,900	1,249,813
China Yurun Food Group Ltd.(b)	248,000	348,052
CITIC Pacific Ltd.(b)	248,000	569,424
CNOOC Ltd.	3,100,000	4,078,737
CNPC Hong Kong Ltd.(b)	1,240,000	865,332
Country Garden Holdings Co.	744,000	358,929
Datang International Power Generation Co. Ltd. Class H	744,000	378,123
Denway Motors Ltd.(b)	1,240,000	598,215
Dongfeng Motor Group Co. Ltd. Class H	744,000	714,019
Fosun International Ltd.	806,000	496,966
GOME Electrical Appliances Holdings Ltd.(c)	1,080,000	124,823
Guangdong Investment Ltd.	744,000	375,244
Guangshen Railway Co. Ltd. Class H	248,000	117,404
Guangzhou R&F Properties Co. Ltd. Class H(b)	248,000	560,466
Harbin Power Equipment Co. Ltd. Class H	248,000	266,157
Hengan International Group Co. Ltd.	248,000	1,129,250
Huaneng Power International Inc. Class H	496,000	325,019
Industrial and Commercial Bank of China Ltd. Class H	8,184,000	5,151,685
Jiangsu Expressway Co. Ltd. Class H(b)	496,000	344,853
Jiangxi Copper Co. Ltd. Class H	372,000	615,169
Lenovo Group Ltd.	744,000	297,508
Li Ning Co. Ltd.(b)	248,000	607,172
Maanshan Iron & Steel Co. Ltd. Class H(a)	496,000	273,835
Parkson Retail Group Ltd.	186,000	290,790
PetroChina Co. Ltd. Class H	3,968,000	4,550,271
PICC Property and Casualty Co. Ltd. Class H(a)	496,000	332,697
Ping An Insurance (Group) Co. of China Ltd. Class H	248,000	1,719,467
Shanghai Electric Group Co. Ltd. Class H	744,000	351,251
Shanghai Industrial Holdings Ltd.	124,000	491,048
Shimao Property Holdings Ltd.	372,000	637,243
Shui On Land Ltd.(b)	868,000	559,827
Sinofert Holdings Ltd.(a)	496,000	239,286
Sino-Ocean Land Holdings Ltd.(b)	806,000	820,306
Soho China Ltd.(b)	620,000	395,078
Tencent Holdings Ltd.	134,000	1,493,421
Tingyi (Cayman Islands) Holding Corp.(a)	248,000	371,085
Yanzhou Coal Mining Co. Ltd. Class H	496,000	615,489
Zhejiang Expressway Co. Ltd. Class H	496,000	385,800
Zijin Mining Group Co. Ltd. Class H(b)	744,000	672,752

		86,172,608

INDIA—14.92%
Dr. Reddy’s Laboratories Ltd. SP ADR	185,132	2,488,174
HDFC Bank Ltd. SP ADR(a)(b)	57,536	5,724,832
ICICI Bank Ltd. SP ADR	152,520	4,749,473
Infosys Technologies Ltd. SP ADR	148,924	5,149,792
Mahanagar Telephone Nigam Ltd. SP ADR(b)	212,058	911,849
Reliance Industries Ltd. SP GDR(a)(d)	98,332	9,518,538
Satyam Computer Services Ltd. SP ADR	335,544	711,353
Tata Communications Ltd. SP ADR	30,132	569,495
Wipro Ltd. SP ADR(b)	284,332	3,355,118

		33,178,624
RUSSIA—14.12%
Cherepovets MK Severstal SP GDR(e)	48,732	276,310
JSC MMC Norilsk Nickel SP ADR(a)	141,360	1,611,504
LUKOIL SP ADR	93,124	4,935,572
Mechel OAO SP ADR	41,416	455,990
Mobile TeleSystems SP ADR(a)	37,200	1,543,428
Novolipetsk Steel SP GDR(e)	16,120	311,922
OAO Gazprom SP ADR	454,584	10,487,253
OAO NovaTek SP GDR(e)	14,756	776,166
OAO Tatneft SP ADR(e)	45,047	1,239,243
OAO TMK SP GDR(e)	18,476	142,265
OJSC Comstar United Telesystems SP GDR	52,080	256,234
OJSC Rosneft Oil Co. SP GDR(a)	251,472	1,687,377
Pharmstandard SP GDR(a)(e)	17,112	273,792
Polyus Gold SP ADR(a)	27,280	709,280
Rostelecom SP ADR(a)	6,448	222,198
Sberbank GDR(b)(e)	11,532	2,823,874
Sistema JSFC SP GDR(a)(e)	21,700	299,460
Surgutneftegaz SP ADR	132,680	1,117,166
Uralkali SP GDR(e)	34,472	651,865
Vimpel-Communications SP ADR(a)	73,160	955,470
VTB Bank OJSC SP GDR(e)	122,636	359,323
Wimm-Bill-Dann Foods OJSC SP ADR(a)	4,712	253,788

		31,389,480

TOTAL COMMON STOCKS
(Cost: $211,255,537)		178,280,017

Security	Shares	Value

PREFERRED STOCKS—19.11%

BRAZIL—19.11%
AES Tiete SA	12,400	115,546
Aracruz Celulose SA Class B(a)	136,400	236,978
Banco Bradesco SA	297,607	4,554,289
Banco do Estado do Rio Grande do Sul SA	12,400	47,596
Bradespar SA	49,600	723,208
Brasil Telecom Participacoes SA	39,721	356,085
Brasil Telecom SA	16,853	119,163
Braskem SA Class A(a)	37,200	134,521
Centrais Eletricas Brasileiras SA Class B	37,200	475,897
Companhia de Bebidas das Americas	37,200	2,431,151
Companhia de Bebidas das Americas New(a)(c)	95	6,209
Companhia de Transmissao de Energia Eletrica Paulista	12,400	288,394
Companhia Energetica de Minas Gerais	62,403	834,877
Companhia Energetica de Sao Paulo Class B	37,200	325,970

Companhia Paranaense de Energia Class B	24,800	353,588
Eletropaulo Metropolitana Electricidade de Sao Paulo SA Class B	12,400	191,887
Fertilizantes Fosfatados SA	24,820	208,087
Gerdau SA	136,400	1,419,800
Itau Unibanco Holding SA	359,616	5,793,813
Itausa - Investimentos Itau SA	450,756	2,042,061
Itausa - Investimentos Itau SA New(c)	6,817	30,883
Klabin SA	74,400	127,006
Lojas Americanas SA	74,400	353,964
Metalurgica Gerdau SA	56,400	743,454
Net Servicos de Comunicacao SA(a)	37,540	376,348
Petroleo Brasileiro SA	595,200	10,355,879
Tele Norte Leste Participacoes SA	49,600	879,523
Telemar Norte Leste SA Class A	12,400	356,970
TIM Participacoes SA	111,757	223,514
Usinas Siderurgicas de Minas Gerais SA Class A	51,750	1,032,386
Vale SA Class A	396,800	6,513,131
Vivo Participacoes SA	27,119	546,489
Votorantim Celulose e Papel SA(a)	24,800	291,964

		42,490,631

TOTAL PREFERRED STOCKS
(Cost: $50,969,874)		42,490,631

Security	Shares	Value

SHORT-TERM INVESTMENTS—4.36%

MONEY MARKET FUNDS—4.36%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.45%(f)(g)(h)	8,057,084	8,057,084
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.34%(f)(g)(h)	1,198,202	1,198,202
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.10%(f)(g)	448,076	448,076

		9,703,362

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,703,362)		9,703,362

TOTAL INVESTMENTS IN SECURITIES—103.64%
(Cost: $271,928,773)		230,474,010
Other Assets, Less Liabilities—(3.64)%		(8,089,033)

NET ASSETS—100.00%		$222,384,977

GDR  -  Global Depositary Receipts

SP ADR  -  Sponsored American Depositary Receipts

SP GDR  -  Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs. See Note 1.
(d)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliated issuer. See Note 2.
(g)	The rate quoted is the annualized seven-day yield of the fund at period end.
(h)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI CANADA INDEX FUND

May 31, 2009

Security	Shares	Value

COMMON STOCKS—99.64%

ADVERTISING—0.16%
Groupe Aeroplan Inc.	409,975	$2,813,481

		2,813,481
AEROSPACE & DEFENSE—0.19%
CAE Inc.	513,825	3,376,109

		3,376,109
AIRLINES—0.00%
Jazz Air Income Fund(a)	20,078	45,807

		45,807
APPAREL—0.21%
Gildan Activewear Inc.(b)	227,850	3,763,538

		3,763,538
AUTO PARTS & EQUIPMENT—0.40%
Magna International Inc. Class A	213,900	7,066,235

		7,066,235
BANKS—20.64%
Bank of Montreal	1,086,550	43,430,270
Bank of Nova Scotia	1,993,300	69,450,807
Canadian Imperial Bank of Commerce	765,700	38,124,285
National Bank of Canada	321,625	15,018,755
Royal Bank of Canada	2,820,225	112,469,276
Toronto-Dominion Bank (The)	1,702,675	86,392,344

		364,885,737
CHEMICALS—4.72%
Agrium Inc.	315,425	15,345,233
Potash Corp. of Saskatchewan Inc.	592,875	68,117,323

		83,462,556
COMMERCIAL SERVICES—0.26%
Ritchie Bros. Auctioneers Inc.	202,275	4,570,477

		4,570,477
COMPUTERS—4.81%
CGI Group Inc. Class A(b)	556,171	5,151,611
Research In Motion Ltd.(b)	1,023,775	79,908,264

		85,059,875
DIVERSIFIED FINANCIAL SERVICES—1.02%
CI Financial Corp.	323,950	5,321,318
IGM Financial Inc.	237,925	8,272,443
TMX Group Inc.	148,025	4,421,298

		18,015,059

ELECTRIC—0.83%
Fortis Inc.	339,450	7,434,568
TransAlta Corp.	398,350	7,270,487

		14,705,055
ENGINEERING & CONSTRUCTION—0.61%
SNC-Lavalin Group Inc.	303,800	10,859,505

		10,859,505
FOOD—1.64%
Empire Co. Ltd. Class A	58,125	2,523,807
George Weston Ltd.	103,850	5,852,106
Loblaw Companies Ltd.	220,100	7,214,813
Metro Inc. Class A	220,100	7,710,932
Saputo Inc.	289,075	5,698,138

		28,999,796
FOREST PRODUCTS & PAPER—0.23%
Sino-Forest Corp. Class A(b)	353,400	4,095,802

		4,095,802
GAS—0.31%
Canadian Utilities Ltd. Class A	168,950	5,454,874

		5,454,874
HAND & MACHINE TOOLS—0.26%
Finning International Inc.	343,325	4,640,120

		4,640,120
HOLDING COMPANIES - DIVERSIFIED—1.33%
Brookfield Asset Management Inc. Class A	978,050	16,985,117
Onex Corp.	197,625	3,832,388
Sherritt International Corp.	595,975	2,643,218

		23,460,723
INSURANCE—8.82%
Fairfax Financial Holdings Ltd.	33,325	8,576,976
Great-West Lifeco Inc.	569,625	11,592,113
Industrial Alliance Insurance and Financial Services Inc.	161,975	3,875,693
Intact Financial Corp.	169,725	5,357,536
Manulife Financial Corp.	3,231,750	69,306,557
Power Corp. of Canada	696,725	16,175,109
Power Financial Corp.	496,000	11,655,412
Sun Life Financial Inc.	1,124,525	29,462,596

		156,001,992
IRON & STEEL—0.11%
Gerdau Ameristeel Corp.	303,025	2,002,100

		2,002,100
MANUFACTURING—0.55%
Bombardier Inc. Class B	2,885,325	9,637,059

		9,637,059
MEDIA—3.44%
Astral Media Inc. Class A	96,875	2,735,273
Rogers Communications Inc. Class B	1,000,525	29,601,223
Shaw Communications Inc. Class B	695,175	11,990,151
Thomson Reuters Corp.	454,925	13,837,060
Yellow Pages Income Fund	511,500	2,646,655

		60,810,362

MINING—15.13%
Agnico-Eagle Mines Ltd.	311,550	19,188,273
Barrick Gold Corp.	1,753,825	66,212,575
Cameco Corp.	781,975	21,415,468
Eldorado Gold Corp.(b)	739,350	7,300,390
First Quantum Minerals Ltd.	153,450	6,811,287
Franco-Nevada Corp.	188,325	5,215,974
Goldcorp Inc.	1,466,300	57,739,410
IAMGOLD Corp.	685,100	7,677,521
Inmet Mining Corp.	87,575	3,474,869
Ivanhoe Mines Ltd.(b)	494,450	2,662,215
Kinross Gold Corp.	1,384,925	27,690,917
Pan American Silver Corp.(b)	164,300	3,835,366
Silver Wheaton Corp.(b)	572,745	6,005,512
Teck Resources Ltd. Class B	959,450	15,016,032
Yamana Gold Inc.	1,471,725	17,244,889

		267,490,698
OIL & GAS—23.38%
Addax Petroleum Corp.	173,600	5,687,388
ARC Energy Trust	226,300	3,587,179
Canadian Natural Resources Ltd.	1,087,325	64,209,528
Canadian Oil Sands Trust	474,300	12,119,365
Crescent Point Energy Trust	146,475	4,260,046
EnCana Corp.	1,507,375	82,535,590
Enerplus Resources Fund	332,475	7,800,632
Ensign Energy Services Inc.	262,725	3,982,353
Husky Energy Inc.	512,275	15,665,573
Imperial Oil Ltd.	604,500	24,482,305
Nexen Inc.	940,075	22,948,536
Niko Resources Ltd.	89,125	6,222,809
Penn West Energy Trust	809,100	11,274,828
Petro-Canada	974,175	42,227,881
Progress Energy Resources Corp.	313,875	3,059,121
Provident Energy Trust	512,275	2,608,591
Suncor Energy Inc.	1,881,700	65,682,629
Talisman Energy Inc.	2,047,550	33,091,906
Vermilion Energy Trust	65,100	1,918,899

		413,365,159
OIL & GAS SERVICES—0.12%
Trican Well Service Ltd.	247,225	2,186,175

		2,186,175
PHARMACEUTICALS—0.21%
Biovail Corp.	289,850	3,666,108

		3,666,108
PIPELINES—3.50%
Enbridge Inc.	712,225	25,153,411
TransCanada Corp.	1,243,875	36,755,496

		61,908,907
REAL ESTATE—0.19%
Brookfield Properties Corp.	436,325	3,269,053

		3,269,053

REAL ESTATE INVESTMENT TRUSTS—0.17%
RioCan Real Estate Investment Trust	219,325	2,956,224

		2,956,224
RETAIL—1.52%
Alimentation Couche-Tard Inc. Class B	265,050	3,243,585
Canadian Tire Corp. Ltd. Class A	156,550	6,914,601
Shoppers Drug Mart Corp.	414,625	16,784,783

		26,942,969
SOFTWARE—0.21%
Open Text Corp.(b)	103,850	3,658,158

		3,658,158
TELECOMMUNICATIONS—1.40%
BCE Inc.	537,075	12,228,528
Manitoba Telecom Services Inc.	43,400	1,344,616
TELUS Corp.	98,158	2,897,802
TELUS Corp. NVS	289,850	8,332,063

		24,803,009
TRANSPORTATION—3.27%
Canadian National Railway Co.	940,850	40,345,448
Canadian Pacific Railway Ltd.	334,800	13,565,541
Viterra Inc.(b)	465,775	3,931,756

		57,842,745

TOTAL COMMON STOCKS
(Cost: $2,196,141,692)		1,761,815,467

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.10%

MONEY MARKET FUNDS—0.10%
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.10%(c)(d)	1,721,416	1,721,416

		1,721,416

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,721,416)		1,721,416

TOTAL INVESTMENTS IN SECURITIES—99.74%
(Cost: $2,197,863,108)		1,763,536,883
Other Assets, Less Liabilities—0.26%		4,554,557

NET ASSETS—100.00%		$1,768,091,440

NVS  -  Non-Voting Shares

(a)	Security valued using Level 3 inputs. See Note 1.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI CHILE INVESTABLE MARKET INDEX FUND

May 31, 2009

Security	Shares	Value

COMMON STOCKS—99.45%

AIRLINES—3.93%
LAN Airlines SA	918,554	$10,192,332

		10,192,332
APPAREL—0.23%
Forus SA	538,027	594,505

		594,505
BANKS—8.12%
Banco de Credito e Inversiones	226,933	5,419,941
Banco Santander Chile SA	319,330,059	12,520,516
CorpBanca SA	570,236,846	3,150,479

		21,090,936
BEVERAGES—4.73%
Compania Cervecerias Unidas SA	1,018,064	6,531,867
Vina Concha y Toro SA	3,150,892	5,755,951

		12,287,818
BUILDING MATERIALS—0.48%
SalfaCorp SA	960,966	1,241,497

		1,241,497
CHEMICALS—8.11%
Sociedad Quimica y Minera de Chile SA Series B	577,778	21,057,851

		21,057,851
COMPUTERS—1.09%
Sonda SA	2,104,741	2,832,079

		2,832,079
ELECTRIC—29.23%
AES Gener SA	10,550,248	4,813,515
Almendral SA	41,053,391	3,658,296
Colbun SA	48,902,919	10,807,275
Empresa Electrica del Norte Grande SA	494,741	643,666
Empresa Electrica Pilmaiquen SA	35,000	140,343
Empresa Nacional de Electricidad SA	19,868,211	29,071,112
Enersis SA	78,527,494	26,730,977

		75,865,184
ENGINEERING & CONSTRUCTION—0.35%
Socovesa SA	3,244,302	913,562

		913,562
FOOD—4.88%
Cencosud SA	4,843,807	12,672,801

		12,672,801

FOREST PRODUCTS & PAPER—7.18%
Empresas CMPC SA	584,177	15,303,543
Masisa SA	23,377,971	3,333,163

		18,636,706
HEALTH CARE - SERVICES—0.34%
Banmedica SA	883,236	873,477

		873,477
HOLDING COMPANIES - DIVERSIFIED—13.50%
Empresas Copec SA	2,761,943	35,047,289

		35,047,289
IRON & STEEL—4.11%
CAP SA	484,881	10,672,394

		10,672,394
METAL FABRICATE & HARDWARE—0.54%
Madeco SA	22,695,918	1,403,984

		1,403,984
REAL ESTATE—0.47%
Parque Arauco SA	1,523,681	1,221,986

		1,221,986
RETAIL—6.28%
La Polar SA	1,594,636	5,479,057
Ripley Corp. SA	2,836,399	2,113,019
S.A.C.I. Falabella SA	2,230,037	8,703,941

		16,296,017
TELECOMMUNICATIONS—3.09%
Empresa Nacional de Telecomunicaciones SA	629,053	8,015,913

		8,015,913
TRANSPORTATION—0.97%
Compania SudAmericana de Vapores SA(a)	2,961,951	2,507,444

		2,507,444
WATER—1.82%
Inversiones Aguas Metropolitanas SA(a)	4,364,621	4,737,220

		4,737,220

TOTAL COMMON STOCKS
(Cost: $237,241,341)		258,160,995

Security	Shares	Value

RIGHTS—0.19%

TRANSPORTATION—0.19%
Compania SudAmericana de Vapores SA(a)(b)	1,225,209	491,307

		491,307

TOTAL RIGHTS
(Cost: $0)		491,307

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.47%

MONEY MARKET FUNDS—0.47%
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.10%(c)(d)	1,232,801	1,232,801

		1,232,801

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,232,801)		1,232,801

TOTAL INVESTMENTS IN SECURITIES—100.11%
(Cost: $238,474,142)		259,885,103
Other Assets, Less Liabilities—(0.11)%		(295,131)

NET ASSETS—100.00%		$259,589,972

(a)	Non-income earning security.
(b)	Security valued using Level 3 inputs. See Note 1.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

May 31, 2009

Security	Shares	Value

COMMON STOCKS—90.77%

ARGENTINA—0.04%
Petrobras Energia Participaciones SA SP ADR	2,440,353	$12,396,993

		12,396,993
BRAZIL—7.31%
Centrais Eletricas Brasileiras SA SP ADR	1,102,887	14,591,195
Companhia de Saneamento Basico do Estado de Sao Paulo SP ADR	818,338	25,573,063
Companhia Siderurgica Nacional SA SP ADR(a)	5,045,033	123,704,209
CPFL Energia SA SP ADR(a)	415,400	20,454,296
Empresa Brasileira de Aeronautica SA SP ADR	5,115,651	98,118,186
Gafisa SA SP ADR(a)	686,535	12,433,149
Itau Unibanco Holding SA SP ADR	44,887,590	720,445,820
Perdigao SA SP ADR(a)(b)	309,884	12,011,104
Petroleo Brasileiro SA SP ADR	17,975,397	791,456,730
TAM SA SP ADR(a)(b)	1,267,107	10,935,133
TIM Participacoes SA SP ADR(a)	197,530	3,881,465
Vale SA SP ADR(a)	20,767,923	397,705,725
Vivo Participacoes SA SP ADR(a)	1,038,500	20,946,545

		2,252,256,620
CHILE—2.75%
Banco Santander Chile SA SP ADR	3,952,531	164,622,916
Empresa Nacional de Electricidad SA SP ADR	76,849	3,434,382
Enersis SA SP ADR	11,552,274	197,659,408
LAN Airlines SA SP ADR	5,268,177	58,898,219
Sociedad Quimica y Minera de Chile SA Series B SP ADR	11,577,198	420,946,919

		845,561,844
CHINA—18.52%
Agile Property Holdings Ltd.(a)	41,540,000	50,904,236
Air China Ltd. Class H(b)	54,002,000	26,609,520
Aluminum Corp. of China Ltd. Class H(a)	49,848,000	47,774,965
Angang New Steel Co. Ltd. Class H(a)	29,079,320	43,136,600
Anhui Conch Cement Co. Ltd. Class H(a)	4,154,000	29,792,374
Bank of China Ltd. Class H	371,783,000	166,890,879
Bank of Communications Co. Ltd. Class H(a)	97,725,000	90,005,224
Beijing Capital International Airport Co. Ltd. Class H(a)(b)	33,236,000	26,151,850
Beijing Enterprises Holdings Ltd.(a)	8,308,000	37,615,551
Belle International Holdings Ltd.(a)	31,169,000	24,324,396
Chaoda Modern Agriculture (Holdings) Ltd.(a)	12,815,942	8,050,879
China Agri-Industries Holdings Ltd.(a)(b)	29,078,000	19,054,260
China CITIC Bank Class H(a)	29,078,000	16,203,622
China Coal Energy Co. Class H	35,309,000	41,993,316
China Communications Construction Co. Ltd. Class H(a)	56,079,000	77,545,906

China Construction Bank Class H(a)	463,171,000	301,117,310
China COSCO Holdings Co. Ltd. Class H(a)(b)	47,771,000	65,318,173
China Everbright Ltd.(a)	45,922,000	109,823,265
China High Speed Transmission Equipment Group Co. Ltd.(a)	4,154,000	8,734,095
China Huiyuan Juice Group Ltd.	2,596,500	1,791,868
China Life Insurance Co. Ltd. Class H(a)	105,927,000	386,001,465
China Mengniu Dairy Co. Ltd.(a)(b)	14,539,000	30,719,367
China Merchants Bank Co. Ltd. Class H(a)	43,200,400	88,157,258
China Merchants Holdings (International) Co. Ltd.(a)	16,616,000	51,011,403
China Mobile Ltd.(a)	71,656,500	699,705,517
China National Building Material Co. Ltd. Class H	24,924,000	54,333,574
China Overseas Land & Investment Ltd.(a)	60,096,960	126,668,429
China Petroleum & Chemical Corp. Class H(a)	257,548,000	206,639,048
China Railway Construction Corp. Class H(a)(b)	19,731,500	28,302,755
China Railway Group Ltd. Class H(a)(b)	41,540,000	34,186,213
China Resources Enterprise Ltd.(a)	29,092,000	64,020,113
China Resources Land Ltd.(a)	62,310,000	144,675,198
China Resources Power Holdings Co. Ltd.(a)	20,770,000	44,259,894
China Shenhua Energy Co. Ltd. Class H	29,078,000	96,584,090
China Shipping Container Lines Co. Ltd. Class H(a)(b)	97,619,000	30,598,804
China Shipping Development Co. Ltd. Class H(a)	37,404,000	55,292,534
China Telecom Corp. Ltd. Class H	58,156,000	27,306,104
China Travel International Investment Hong Kong Ltd.(a)	186,930,951	44,849,539
China Unicom (Hong Kong) Ltd.(b)	49,848,000	61,085,083
China Yurun Food Group Ltd.(a)	4,154,000	5,829,875
CITIC Pacific Ltd.(a)	29,078,000	66,764,924
CNOOC Ltd.	238,855,000	314,266,678
COSCO Pacific Ltd.(a)	12,462,000	16,878,773
Datang International Power Generation Co. Ltd. Class H(a)	33,248,000	16,897,621
Denway Motors Ltd.(a)	78,926,000	38,076,369
Dongfang Electric Corp. Ltd. Class H	8,308,000	32,150,044
Dongfeng Motor Group Co. Ltd. Class H	33,232,000	31,892,843
Fosun International Ltd.(a)	8,308,000	5,122,574
GOME Electrical Appliances Holdings Ltd.(c)	67,776,000	7,833,354
Guangdong Investment Ltd.(a)	29,082,110	14,667,851
Guangshen Railway Co. Ltd. Class H(a)	132,998,363	62,961,663
Guangzhou R&F Properties Co. Ltd. Class H(a)	18,277,600	41,306,376
Harbin Power Equipment Co. Ltd. Class H	12,462,000	13,374,418
Hengan International Group Co. Ltd.(a)	4,154,000	18,914,942
Huaneng Power International Inc. Class H	45,694,000	29,942,408
Industrial and Commercial Bank of China Ltd. Class H	542,097,000	341,240,564
Jiangsu Expressway Co. Ltd. Class H(a)	12,468,000	8,668,608
Jiangxi Copper Co. Ltd. Class H(a)	41,558,000	68,723,693
Lenovo Group Ltd.(a)	99,696,000	39,866,055
Li Ning Co. Ltd.(a)	8,308,000	20,340,261
Maanshan Iron & Steel Co. Ltd. Class H(a)(b)	58,156,000	32,107,177
Parkson Retail Group Ltd.(a)	5,192,500	8,117,886
PetroChina Co. Ltd. Class H	253,394,000	290,577,454
PICC Property and Casualty Co. Ltd. Class H(a)(b)	29,078,000	19,504,360
Ping An Insurance (Group) Co. of China Ltd. Class H	22,850,500	158,430,212
Shanghai Industrial Holdings Ltd.	8,312,000	32,916,052
Shimao Property Holdings Ltd.(a)	23,885,500	40,916,289
Shui On Land Ltd.(a)	53,690,450	34,628,276
Sinofert Holdings Ltd.(a)(b)	67,958,000	32,785,063
Sino-Ocean Land Holdings Ltd.(a)	55,040,500	56,017,433

Sinopec Shanghai Petrochemical Co. Ltd. Class H(a)(b)	49,872,000	18,463,010
Tencent Holdings Ltd.(a)	10,385,000	115,740,158
Tingyi (Cayman Islands) Holding Corp.(a)(b)	4,154,000	6,215,675
Yanzhou Coal Mining Co. Ltd. Class H(a)	45,694,800	56,702,953
Zhejiang Expressway Co. Ltd. Class H	45,694,000	35,541,873
Zijin Mining Group Co. Ltd. Class H(a)	112,158,000	101,417,314

		5,703,035,756
COLOMBIA—0.34%
Bancolombia SA SP ADR	3,701,712	106,239,134

		106,239,134
CZECH REPUBLIC—1.43%
Central European Media Enterprises Ltd. Class A(b)	19,111	342,242
CEZ AS	7,046,649	318,255,936
Komercni Banka AS	580,202	72,488,495
Unipetrol AS	8,246,002	48,934,742

		440,021,415
EGYPT—0.51%
Orascom Construction Industries Co. SP GDR(a)	2,960,615	96,219,988
Orascom Telecom Holding SAE SP GDR(a)(b)(d)	2,112,451	62,317,305

		158,537,293
HUNGARY—0.99%
Magyar Telekom Telecommunications PLC	4,822,058	14,320,326
MOL Hungarian Oil and Gas Nyrt(a)	1,164,290	72,378,303
OTP Bank Nyrt(a)(b)	5,290,143	93,232,779
Richter Gedeon Nyrt(a)	860,406	125,827,205

		305,758,613
INDIA—6.79%
HDFC Bank Ltd. SP ADR(a)(b)	5,265,195	523,886,903
ICICI Bank Ltd. SP ADR(a)	12,314,533	383,474,558
Infosys Technologies Ltd. SP ADR(a)	9,884,904	341,819,980
Mahanagar Telephone Nigam Ltd. SP ADR(a)	6,872,700	29,552,610
Reliance Industries Ltd. SP GDR(a)(b)(e)	4,730,969	457,957,799
Tata Communications Ltd. SP ADR(a)	11,171,765	211,146,359
Wipro Ltd. SP ADR(a)	12,007,137	141,684,217

		2,089,522,426
INDONESIA—1.88%
PT Aneka Tambang Tbk	252,355,500	48,558,202
PT Astra Agro Lestari Tbk	5,192,500	8,982,167
PT Astra International Tbk	33,232,000	67,174,500
PT Bank Central Asia Tbk	187,000,000	61,333,819
PT Bank Danamon Indonesia Tbk(b)	40,501,987	14,760,200
PT Bank Mandiri Tbk	106,965,500	30,925,400
PT Bank Rakyat Indonesia Tbk	93,465,061	56,769,352
PT Bumi Resources Tbk	396,707,000	75,563,238
PT Indofood Sukses Makmur Tbk	51,925,000	8,982,167
PT Indosat Tbk	1,158,560	596,731
PT International Nickel Indonesia Tbk(b)	13,500,500	4,723,207
PT Perusahaan Gas Negara Tbk	197,317,500	55,130,011
PT Semen Gresik (Persero) Tbk	14,539,000	6,605,425
PT Telekomunikasi Indonesia Tbk	128,774,500	93,233,239
PT Unilever Indonesia Tbk	1,038,500	792,247
PT United Tractors Tbk	44,826,650	44,216,764

		578,346,669

ISRAEL—3.61%
Africa Israel Investments Ltd.(a)(b)	587,435	11,472,988
Bank Hapoalim Ltd.(b)	22,213,515	58,773,424
Bank Leumi le-Israel(a)	29,462,245	82,772,655
Check Point Software Technologies Ltd.(b)	2,029,229	47,382,497
Discount Investment Corp. Ltd.	122,543	2,133,335
Elbit Systems Ltd.(a)	1,480,901	90,365,323
Israel Chemicals Ltd.(a)	12,603,236	140,150,510
Israel Corp. Ltd. (The)(a)	35,309	18,774,661
Israel Discount Bank Ltd. Class A(a)	34,577,896	43,251,098
Koor Industries Ltd.(a)	463,698	11,498,212
Makhteshim-Agan Industries Ltd.(a)	6,073,148	34,621,198
Mizrahi Tefahot Bank Ltd.(b)	11,130,643	65,472,697
NICE Systems Ltd.(b)	321,935	7,682,559
Teva Pharmaceutical Industries Ltd.	9,874,058	463,690,489
Teva Pharmaceutical Industries Ltd. SP ADR	726,950	33,701,402

		1,111,743,048
MALAYSIA—0.30%
AMMB Holdings Bhd	9,752,175	9,209,380
Bumiputra-Commerce Holdings Bhd	2,034,000	4,976,592
Bursa Malaysia Bhd	2,930,800	5,996,629
Gamuda Bhd	12,166,000	8,773,307
Genting Bhd	3,359,400	5,239,299
Genting Malaysia Bhd	19,905,500	15,721,614
IGB Corp. Bhd	4,577,800	2,135,302
IJM Corp. Bhd	3,701,200	5,984,198
IOI Corp. Bhd	5,265,000	6,810,073
MMC Corp. Bhd(b)	3,896,000	1,973,364
Sime Darby Bhd	1,501,673	3,094,018
SP Setia Bhd	4,821,300	5,187,606
Tenaga Nasional Bhd	3,152,700	7,352,842
YTL Corp. Bhd	4,480,400	8,526,158
YTL Power International Bhd	306,160	184,861

		91,165,243
MEXICO—4.59%
Alfa SAB de CV Series A(a)	8,543,800	23,211,752
America Movil SAB de CV Series L	205,207,600	389,335,297
Cemex SAB de CV CPO(b)	102,228,571	98,763,689
Desarrolladora Homex SAB de CV(b)	2,109,300	9,384,813
Empresas ICA SAB de CV(b)	6,211,200	12,180,627
Fomento Economico Mexicano SAB de CV BD Units	37,593,700	122,435,610
Grupo Bimbo SAB de CV Series A	623,100	3,307,583
Grupo Carso SAB de CV Series A1	1,870,941	5,321,693
Grupo Financiero Banorte SAB de CV Series O	22,027,456	52,282,009
Grupo Mexico SAB de CV Series B	67,300,559	64,457,233
Grupo Modelo SAB de CV Series C(b)	25,547,198	87,393,586
Grupo Televisa SAB CPO	40,501,500	142,549,284
Industrias Penoles SAB de CV	2,077,088	31,521,728
Kimberly-Clark de Mexico SAB de CV Series A(a)	14,756,400	57,058,640
Telefonos de Mexico SAB de CV Series L	89,103,300	73,901,684
Telmex Internacional SAB de CV Series L(a)	95,145,000	52,969,741
Urbi Desarrollos Urbanos SAB de CV(b)	7,107,200	9,862,227
Wal-Mart de Mexico SAB de CV Series V(a)	60,856,100	178,830,154

		1,414,767,350
PERU—0.84%
Compania de Minas Buenaventura SA SP ADR	6,646,400	188,292,512
Southern Copper Corp.(a)	3,389,664	70,945,668

		259,238,180

PHILIPPINE ISLANDS—1.30%
Ayala Corp.	9,057,353	55,011,915
Ayala Land Inc.	71,030,200	13,055,092
Bank of the Philippine Islands	57,995,940	53,909,820
Globe Telecom Inc.	955,420	18,367,639
Jollibee Foods Corp.(f)	75,003,800	76,057,514
Manila Electric Co.	18,848,202	45,791,554
Metropolitan Bank & Trust Co.	1,038,540	745,967
Philippine Long Distance Telephone Co.	1,189,220	55,522,894
SM Investments Corp.	3,989,131	28,231,940
SM Prime Holdings Inc.	287,082,820	52,764,775

		399,459,110
RUSSIA—6.79%
JSC MMC Norilsk Nickel SP ADR(a)	8,836,439	100,735,405
LUKOIL SP ADR	5,998,376	317,913,928
Mechel OAO SP ADR	3,277,506	36,085,341
Mobile TeleSystems SP ADR(b)	2,492,400	103,409,676
Novolipetsk Steel SP GDR(d)	1,163,120	22,506,372
OAO Gazprom SP ADR	30,378,202	700,825,120
OAO NovaTek SP GDR(d)	1,104,964	58,121,106
OAO Tatneft SP ADR(d)	2,406,218	66,195,057
OJSC Comstar United Telesystems SP GDR	467,365	2,299,436
OJSC Rosneft Oil Co. SP GDR(b)	12,792,381	85,836,877
PIK Group SP GDR(b)(d)	1,213,045	1,795,307
Polyus Gold SP ADR(b)	2,495,275	64,877,150
Rostelecom SP ADR(a)(b)	1,487,135	51,246,672
Sberbank GDR(a)(d)	814,330	199,407,308
Surgutneftegaz SP ADR	7,072,185	59,547,798
Uralkali SP GDR(a)(d)	2,054,722	38,854,793
Vimpel-Communications SP ADR(b)	9,184,494	119,949,492
VTB Bank OJSC SP GDR(a)(d)	11,394,422	33,385,656
Wimm-Bill-Dann Foods OJSC SP ADR(a)(b)	526,014	28,331,114

		2,091,323,608
SOUTH AFRICA—8.55%
Absa Group Ltd.	681,256	8,607,346
African Bank Investments Ltd.	21,542,655	69,686,971
African Rainbow Minerals Ltd.	517,173	8,097,819
Anglo Platinum Ltd.	877,229	60,556,359
AngloGold Ashanti Ltd.	2,707,042	116,533,317
ArcelorMittal South Africa Ltd.	6,530,175	77,127,156
Aveng Ltd.(a)	2,993,822	12,999,613
Barloworld Ltd.	1,891,611	8,719,650
Bidvest Group Ltd.	4,652,821	53,952,463
Exxaro Resources Ltd.	3,019,958	30,096,253
FirstRand Ltd.	54,222,616	92,085,687
Foschini Ltd.	10,181,510	59,537,290
Gold Fields Ltd.	8,588,395	117,550,150
Harmony Gold Mining Co. Ltd.(b)	4,687,789	56,685,065
Impala Platinum Holdings Ltd.	7,479,277	179,595,703
Imperial Holdings Ltd.	5,782,368	43,165,422
Investec Ltd.	7,051,892	38,464,068
Kumba Iron Ore Ltd.	772,644	18,648,238
Liberty Holdings Ltd.	1,486,189	11,094,412
Massmart Holdings Ltd.	878,571	8,416,792
MTN Group Ltd.	18,978,439	272,368,639
Murray & Roberts Holdings Ltd.	3,921,376	24,301,554
Naspers Ltd. Class N	6,677,555	158,358,788
Nedbank Group Ltd.	5,936,401	65,933,750
Netcare Ltd.(b)	32,868,535	40,689,508

Northam Platinum Ltd.	531,893	2,263,234
Pick’n Pay Stores Ltd.	9,403,079	40,501,971
Pretoria Portland Cement Co. Ltd.	6,995,822	26,634,171
Remgro Ltd.	1,699,159	15,385,977
Reunert Ltd.	2,933,322	14,963,136
Sanlam Ltd.	33,168,052	70,772,267
Sappi Ltd.	1,886,695	6,450,560
Sasol Ltd.	8,358,533	313,022,511
Shoprite Holdings Ltd.	21,220,709	146,531,801
Standard Bank Group Ltd.	16,478,930	169,146,093
Steinhoff International Holdings Ltd.(a)	3,491,437	5,647,114
Telkom South Africa Ltd.	2,515,398	11,266,479
Tiger Brands Ltd.	3,535,054	61,222,957
Truworths International Ltd.	17,301,501	78,139,283
Woolworths Holdings Ltd.	23,395,823	36,385,416

		2,631,604,983
SOUTH KOREA—10.72%
Daelim Industrial Co. Ltd.	199,100	9,613,146
Doosan Heavy Industries & Construction Co. Ltd.	231,790	13,518,467
Hyundai Development Co.	212,800	6,917,568
Hyundai Engineering & Construction Co. Inc.	325,410	16,645,145
Hyundai Heavy Industries Co. Ltd.	375,500	64,323,560
KB Financial Group Inc. SP ADR(a)(b)	12,778,166	408,390,185
Korea Electric Power Corp. SP ADR(a)(b)	27,754,951	318,626,838
KT Corp. SP ADR(a)	15,766,691	213,480,996
LG Display Co. Ltd. SP ADR(a)	13,635,505	160,762,604
NHN Corp.(b)	187,575	29,740,598
POSCO SP ADR(a)	8,457,544	709,503,366
Samsung Electronics Co. Ltd. SP GDR(a)(d)	4,621,325	1,023,623,488
Samsung Engineering Co. Ltd.	187,990	13,375,434
Samsung Heavy Industries Co. Ltd.	2,036,070	48,829,342
Shinhan Financial Group Co. Ltd. SP ADR	747,348	38,099,801
SK Telecom Co. Ltd. SP ADR(a)	14,356,224	225,823,404

		3,301,273,942
TAIWAN—10.83%
Asia Cement Corp.	3,234,060	3,637,516
AU Optronics Corp. SP ADR(a)	28,027,038	291,200,926
Catcher Technology Co. Ltd.	3,521,100	9,965,837
Cheng Shin Rubber Industry Co. Ltd.	3,508,650	5,908,760
Chunghwa Telecom Co. Ltd. SP ADR	36,354,593	691,100,813
CMC Magnetics Corp.(b)	8,136,000	1,950,210
Compal Communications Inc.	2,598,750	2,571,557
Epistar Corp.	2,314,345	6,863,272
Evergreen Marine Corp. Ltd.	10,170,000	5,938,139
Far Eastern Textile Ltd.	5,186,700	5,873,600
Foxconn Technology Co. Ltd.	1,174,800	3,718,578
HannStar Display Corp.	11,767,963	3,110,108
Hon Hai Precision Industry Co. Ltd.	16,152,750	61,055,861
HTC Corp.	4,063,800	65,439,412
Macronix International Co. Ltd.	22,176,448	10,188,470
MediaTek Inc.	3,176,450	39,046,112
MiTAC International Corp.	7,403,728	3,310,467
Siliconware Precision Industries Co. SP ADR(a)	58,619,303	433,782,842
Synnex Technology International Corp.	4,474,800	7,329,538
Taiwan Cement Corp.	7,190,190	7,512,683
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	103,488,602	1,132,165,306
Tatung Co. Ltd.(b)	14,763,000	4,083,127
U-Ming Marine Transport Corp.	2,034,000	4,219,204
Uni-President Enterprises Co.	6,407,100	7,098,107

United Microelectronics Corp. SP ADR(a)	153,170,442	490,145,415
Yang Ming Marine Transport Corp.	16,238,978	7,285,969
Yuanta Financial Holding Co. Ltd.	38,829,000	28,876,686

		3,333,378,515
THAILAND—1.54%
Bangkok Bank PCL	7,972,800	21,127,688
Banpu PCL	2,511,000	23,252,708
IRPC PCL	150,374,800	16,202,294
Kasikornbank PCL	16,172,200	27,550,195
Krung Thai Bank PCL	72,487,300	15,303,813
PTT Aromatics & Refining PCL	42,793,886	24,674,401
PTT Chemical PCL	13,153,068	20,108,796
PTT Exploration and Production PCL	31,831,100	120,502,126
PTT PCL	18,502,900	118,539,254
Ratchaburi Electricity Generating Holding PCL	67,522,400	73,735,877
Siam Cement PCL	2,544,600	9,781,223
Thai Oil PCL NVDR	2,907,800	3,450,578
TMB Bank PCL NVDR(b)	28,662,600	617,656

		474,846,609
TURKEY—1.14%
Akbank TAS(a)	9,164,197	38,270,683
Anadolu Efes Biracilik ve Malt Sanayii AS	436,693	3,534,259
Arcelik AS(a)(b)	4,072,810	5,774,978
Asya Katilim Bankasi AS(a)(b)	22,460,678	26,467,099
BIM Birlesik Magazalar AS	157,874	4,983,074
Enka Insaat ve Sanayi AS	206,894	997,967
Eregli Demir ve Celik Fabrikalari TAS(a)(b)	7,901,393	21,793,417
Migros TAS(b)	1	7
Petkim Petrokimya Holding AS(a)(b)	5,038,410	18,268,110
Tupras-Turkiye Petrol Rafinerileri AS(a)	1,535,538	19,088,591
Turk Sise ve Cam Fabrikalari AS(b)	25,913,344	21,978,945
Turkcell Iletisim Hizmetleri AS	3,686,542	19,453,103
Turkiye Garanti Bankasi AS(a)(b)	28,733,739	71,439,014
Turkiye Is Bankasi AS(a)	7,965,295	27,333,159
Turkiye Vakiflar Bankasi TAO	30,692,066	42,327,032
Yapi ve Kredi Bankasi AS(a)(b)	19,940,370	30,468,937

		352,178,375

TOTAL COMMON STOCKS
(Cost: $32,102,908,625)		27,952,655,726

Security	Shares	Value

PREFERRED STOCKS—8.15%

BRAZIL—8.15%
Aracruz Celulose SA SP ADR(a)	2,059,426	35,195,590
Banco Bradesco SA SP ADR	33,427,238	510,433,924
Brasil Telecom Participacoes SA SP ADR	1,155,886	51,749,016
Centrais Eletricas Brasileiras SA SP ADR	263,779	3,418,576
Companhia Brasileira de Distribuicao Grupo Pao de Acucar SP ADR(a)	2,245,237	84,061,673
Companhia de Bebidas das Americas SP ADR(a)	3,547,516	232,362,298
Companhia Energetica de Minas Gerais SP ADR	4,351,362	57,568,519
Companhia Paranaense de Energia SP ADR	623,100	8,779,479
Gerdau SA SP ADR	8,974,799	93,337,910
Net Servicos de Comunicacao SA SP ADR(a)	3,115,584	30,781,970
Petroleo Brasileiro SA SP ADR	23,801,286	832,330,972

Tele Norte Leste Participacoes SA SP ADR	3,904,992	69,196,458
Vale SA SP ADR(a)	29,042,691	471,362,875
Votorantim Celulose e Papel SA SP ADR(a)(b)	2,330,394	27,661,777

		2,508,241,037

TOTAL PREFERRED STOCKS
(Cost: $2,618,053,429)		2,508,241,037

Security	Shares	Value

EXCHANGE-TRADED FUNDS—0.37%
iShares MSCI Malaysia Index Fund(a)(f)	1,104,964	9,723,683
iShares MSCI South Korea Index Fund(a)(f)	1,177,659	42,501,713
iShares MSCI Taiwan Index Fund(a)(f)	5,377,353	60,656,542

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $127,074,389)		112,881,938

Security	Shares	Value

SHORT-TERM INVESTMENTS—5.38%

MONEY MARKET FUNDS—5.38%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.45%(f)(g)(h)	1,406,683,993	1,406,683,993
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.34%(f)(g)(h)	209,193,680	209,193,680
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.10%(f)(g)	40,484,483	40,484,483

		1,656,362,156

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,656,362,156)		1,656,362,156

TOTAL INVESTMENTS IN SECURITIES—104.67%
(Cost: $36,504,398,599)		32,230,140,857
Other Assets, Less Liabilities—(4.67)%		(1,436,928,038)

NET ASSETS—100.00%		$30,793,212,819

GDR  -  Global Depositary Receipts

NVDR  -  Non-Voting Depositary Receipts

SP ADR  -  Sponsored American Depositary Receipts

SP GDR  -  Sponsored Global Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Security valued using Level 3 inputs. See Note 1.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(e)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(f)	Affiliated issuer. See Note 2.
(g)	The rate quoted is the annualized seven-day yield of the fund at period end.
(h)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI EMU INDEX FUND

May 31, 2009

Security	Shares	Value

COMMON STOCKS—97.90%

AUSTRIA—1.09%
Erste Group Bank AG	45,526	$1,096,121
Oesterreichische Elektrizitaetswirtschafts AG Class A	19,982	1,074,491
OMV AG	42,230	1,712,538
Raiffeisen International Bank Holding AG(a)	15,862	667,045
Telekom Austria AG	82,400	1,271,301
Vienna Insurance Group	10,506	446,122
voestalpine AG	29,046	835,008

		7,102,626
BELGIUM—2.93%
Anheuser-Busch InBev NV	169,950	5,953,754
Belgacom SA	32,342	1,012,849
Colruyt SA	3,502	824,482
Compagnie Nationale a Portefeuille SA	12,566	652,944
Delhaize Group	24,308	1,788,979
Dexia SA(a)(b)	138,432	873,712
Fortis(b)	541,267	2,068,568
Groupe Bruxelles Lambert SA	23,484	1,890,549
KBC Groep NV(b)	40,170	824,450
Mobistar SA	5,150	318,117
Solvay SA	15,050	1,376,143
UCB SA	24,926	828,410
Umicore	30,488	728,444

		19,141,401
FINLAND—4.08%
Elisa OYJ	27,192	404,134
Fortum OYJ	106,708	2,605,437
Kesko OYJ Class B	15,417	444,078
Kone OYJ Class B	39,140	1,185,575
Metso OYJ	30,694	583,477
Neste Oil OYJ	32,548	500,782
Nokia OYJ	881,062	13,543,497
Nokian Renkaat OYJ	25,956	491,206
Orion OYJ Class B	21,836	355,130
Outokumpu OYJ	28,860	571,490
Pohjola Bank PLC	44,257	338,902
Rautaruukki OYJ	21,012	472,591
Sampo OYJ Class A	101,352	1,908,001
Sanoma OYJ	19,886	316,661
Stora Enso OYJ Class R(b)	160,474	958,543
UPM-Kymmene OYJ	139,462	1,302,850
Wartsila OYJ Class B	20,394	728,884

		26,711,238
FRANCE—32.39%
Accor SA	37,698	1,671,757
Aeroports de Paris	6,799	494,415
Air France-KLM	27,810	441,857

Alcatel-Lucent(b)	519,532	1,306,020
ALSTOM	48,204	3,039,662
ArcelorMittal	204,558	6,744,872
Atos Origin SA	16,274	548,579
AXA	373,272	6,926,640
BioMerieux SA	2,678	231,339
BNP Paribas	200,232	13,816,646
Bouygues SA	51,500	2,111,788
Bureau Veritas SA	11,330	556,405
Cap Gemini SA	34,402	1,325,703
Carrefour SA	149,350	6,676,989
Casino Guichard-Perrachon SA	10,918	792,552
Christian Dior SA	14,832	1,131,574
CNP Assurances SA	8,858	839,172
Compagnie de Saint-Gobain(a)	88,374	3,186,642
Compagnie Generale de Geophysique-Veritas(b)	35,638	631,556
Compagnie Generale des Etablissements Michelin Class B	34,608	2,096,351
Credit Agricole SA	211,768	3,096,387
Danone SA	104,648	5,203,597
Dassault Systemes SA	12,772	569,913
Eiffage SA	9,682	589,289
Electricite de France	56,032	2,930,126
Eramet	1,236	339,402
Essilor International SA	46,144	2,123,702
Eurazeo(b)	6,180	290,635
European Aeronautic Defence and Space Co.	79,928	1,295,951
Eutelsat Communications	15,206	385,052
Fonciere des Regions	5,768	435,689
France Telecom SA	430,540	10,512,285
GDF Suez	286,752	11,265,286
Gecina SA	4,944	404,309
Hermes International	12,772	1,711,276
Icade	5,356	453,429
Iliad SA	3,507	390,169
Imerys SA(b)	7,705	327,509
Imerys SA New(c)	1,359	57,766
Ipsen SA	5,768	268,851
JCDecaux SA	14,222	232,810
Klepierre	23,484	594,173
Lafarge SA(b)	34,388	2,335,646
Lafarge SA New(b)	13,404	846,182
Lagardere SCA	26,789	893,739
L’Air Liquide SA	57,474	5,333,409
Legrand SA(b)	28,016	590,467
L’Oreal SA	57,886	4,571,139
LVMH Moet Hennessy Louis Vuitton SA	57,268	4,744,441
M6-Metropole Television	17,098	337,125
Natixis(b)	250,702	510,638
Neopost SA	7,416	616,278
PagesJaunes Groupe SA(b)	30,076	363,898
Pernod Ricard SA(a)	45,114	2,809,691
PPR SA	17,716	1,485,007
PSA Peugeot Citroen SA	36,462	1,100,586
Publicis Groupe SA	26,574	861,364
Renault SA(b)	44,496	1,704,289
Safran SA	51,088	669,686
Sanofi-Aventis	249,878	15,898,357
Schneider Electric SA	53,766	3,988,943
SCOR SE	43,466	914,861
SES SA	67,568	1,345,643
Societe BIC	6,180	338,702
Societe des Autoroutes Paris-Rhin-Rhone	5,562	342,306

Societe Generale	111,858	6,491,506
Societe Television Francaise 1	27,608	322,040
Sodexo	25,338	1,250,960
STMicroelectronics NV	160,062	1,186,493
Suez Environnement SA(a)	62,212	1,126,702
Technip SA	24,926	1,228,502
Thales SA	22,478	1,055,035
Total SA	505,936	29,182,180
Unibail-Rodamco SE	19,777	3,173,887
Vallourec SA	12,978	1,625,536
Veolia Environnement	89,198	2,609,697
Vinci SA	97,438	4,671,993
Vivendi	274,186	7,206,953

		211,782,006
GERMANY—23.34%
Adidas AG	47,174	1,723,397
Allianz SE Registered	107,944	10,603,580
BASF SE	222,480	9,368,552
Bayer AG	181,486	10,326,751
Bayerische Motoren Werke AG	80,752	2,902,659
Beiersdorf AG	21,836	1,072,809
Celesio AG(a)	21,012	475,566
Commerzbank AG(a)(b)	174,276	1,364,135
Daimler AG Registered	215,888	7,899,209
Deutsche Bank AG Registered(a)	128,750	8,619,914
Deutsche Boerse AG	47,380	4,127,120
Deutsche Lufthansa AG Registered	54,796	757,383
Deutsche Post AG Registered	199,820	2,757,643
Deutsche Postbank AG(b)	23,072	539,171
Deutsche Telekom AG Registered	665,998	7,645,191
E.ON AG	453,612	16,006,683
Fraport AG	9,270	379,859
Fresenius Medical Care AG & Co. KGaA	44,496	1,866,782
Fresenius SE	5,974	287,923
GEA Group AG	38,522	599,786
Hamburger Hafen und Logistik AG	6,332	264,398
Hannover Rueckversicherung AG Registered(b)	15,450	578,865
Henkel AG & Co. KGaA	31,930	858,259
Hochtief AG	10,094	488,777
K+S AG	36,050	2,677,896
Linde AG	32,754	2,719,574
MAN SE	25,132	1,532,844
Merck KGaA	15,467	1,484,111
METRO AG	26,574	1,431,219
Muenchener Rueckversicherungs-Gesellschaft AG Registered	49,646	6,956,872
Puma AG	1,442	332,104
QIAGEN NV(b)	47,586	844,639
RWE AG	100,528	8,339,755
Salzgitter AG(a)	9,682	903,530
SAP AG(a)	204,558	8,787,588
Siemens AG Registered	196,730	14,324,058
SolarWorld AG	20,190	629,858
Suedzucker AG	18,334	379,661
ThyssenKrupp AG	85,696	2,182,158
TUI AG(b)	41,200	364,478
United Internet AG Registered(b)	28,636	367,227
Volkswagen AG	21,012	6,349,499
Wacker Chemie AG	4,326	540,253

		152,661,736
GREECE—1.41%
Coca-Cola Hellenic Bottling Co. SA SP ADR	86,476	1,783,999

Hellenic Telecommunications Organization SA SP ADR	313,311	2,525,287
National Bank of Greece SA SP ADR(b)	864,419	4,935,832

		9,245,118
IRELAND—0.88%
Anglo Irish Bank Corp. Ltd.(c)	446,666	63
CRH PLC	164,518	3,865,592
Elan Corp. PLC(b)	113,712	853,054
Kerry Group PLC Class A	33,372	793,571
Ryanair Holdings PLC(b)	43,520	223,609

		5,735,889
ITALY—10.67%
A2A SpA	236,282	442,471
ACEA SpA	24,514	315,928
Alleanza Assicurazioni SpA	92,141	667,755
Assicurazioni Generali SpA	256,659	5,685,457
Atlantia SpA	60,976	1,285,133
Autogrill SpA	39,552	366,135
Banca Carige SpA	182,310	567,066
Banca Monte dei Paschi di Siena SpA	622,120	1,058,457
Banca Popolare di Milano Scrl	108,356	723,535
Banco Popolare SpA(b)	159,324	1,317,009
Enel SpA	1,002,602	5,931,976
Eni SpA	614,498	14,838,638
Exor SpA	23,265	387,591
Fiat SpA(b)	182,722	1,942,340
Finmeccanica SpA	103,000	1,449,166
Fondiaria-Sai SpA	13,802	226,813
Intesa Sanpaolo SpA(b)	1,845,052	6,548,534
Italcementi SpA	19,657	225,510
Lottomatica SpA	22,537	451,066
Luxottica Group SpA(b)	30,282	628,367
Mediaset SpA	166,036	971,202
Mediobanca SpA	115,978	1,390,444
Mediolanum SpA	53,972	267,381
Parmalat SpA	391,617	967,278
Pirelli & C. SpA(b)	693,190	279,635
Prysmian SpA	24,102	346,951
Saipem SpA	62,830	1,600,789
Saras SpA	60,152	177,947
Snam Rete Gas SpA	350,200	1,515,574
Telecom Italia SpA	2,283,922	3,214,997
Tenaris SA	112,064	1,717,865
Terna SpA	283,662	1,042,921
UniCredit SpA(b)	3,402,948	8,906,083
Unione di Banche Italiane ScpA	148,938	2,059,656
Unipol Gruppo Finanziario SpA(b)	179,632	233,284

		69,750,954
NETHERLANDS—6.96%
Aegon NV	338,664	2,104,878
Akzo Nobel NV	55,826	2,594,191
ASML Holding NV	102,382	2,103,464
Corio NV	12,360	606,900
Fugro NV CVA	15,038	623,773
Heineken Holding NV	21,424	644,095
Heineken NV	56,650	2,019,064
ING Groep NV	470,916	4,947,194
Koninklijke (Royal) Philips Electronics NV	230,308	4,320,990
Koninklijke Ahold NV	280,984	3,405,666
Koninklijke Boskalis Westminster NV	11,742	292,100
Koninklijke DSM NV	37,904	1,320,088

Koninklijke KPN NV	395,520	5,191,945
Randstad Holding NV(b)	24,514	752,781
Reed Elsevier NV	147,702	1,778,514
SBM Offshore NV	35,823	602,890
TNT NV	88,168	1,729,068
Unilever NV	386,456	9,247,190
Wolters Kluwer NV	64,890	1,230,771

		45,515,562
PORTUGAL—1.05%
Banco Comercial Portugues SA Registered	647,252	692,612
Banco Espirito Santo SA Registered	137,608	779,109
BRISA - Auto-estradas de Portugal SA	85,490	630,083
CIMPOR - Cimentos de Portugal SGPS SA(a)	63,860	437,039
EDP Renovaveis SA(b)	50,470	534,354
Energias de Portugal SA	429,510	1,724,146
Galp Energia SGPS SA Class B	45,276	712,635
Jeronimo Martins SGPS SA	49,440	330,095
Portugal Telecom SGPS SA Registered	115,566	1,037,902

		6,877,975
SPAIN—13.10%
Abertis Infraestructuras SA	66,950	1,260,366
Abertis Infraestructuras SA New(c)	3,265	61,465
Acciona SA	6,798	888,132
Acerinox SA	32,342	583,218
Actividades de Construcciones y Servicios SA(a)	44,702	2,328,463
Banco Bilbao Vizcaya Argentaria SA(a)	864,582	10,499,969
Banco de Sabadell SA	228,454	1,461,611
Banco de Valencia SA	60,358	590,347
Banco de Valencia SA New(c)	1,017	9,947
Banco Popular Espanol SA(a)	184,576	1,638,088
Banco Santander SA	1,958,236	20,760,671
Bankinter SA(a)	60,906	750,022
Cintra Concesiones de Infraestructuras de Transporte SA	45,526	296,423
Criteria CaixaCorp SA	215,476	930,236
Enagas SA	42,923	792,857
Fomento de Construcciones y Contratas SA	7,004	278,776
Gamesa Corporacion Tecnologica SA	44,702	996,557
Gas Natural SDG SA	52,942	951,697
Gestevision Telecinco SA	24,514	239,419
Grifols SA	29,757	536,182
Grupo Ferrovial SA(a)	11,536	389,764
Iberdrola Renovables SA(b)	225,158	1,109,076
Iberdrola SA	829,974	7,083,964
Iberia Lineas Aereas de Espana SA	101,558	230,000
Indra Sistemas SA(a)	25,724	585,854
Industria de Diseno Textil SA	50,058	2,254,593
Mapfre SA	175,107	609,724
Red Electrica Corporacion SA	25,544	1,193,518
Repsol YPF SA	173,864	3,895,696
Sacyr Vallehermoso SA(a)	19,094	311,346
Telefonica SA	998,482	21,510,447
Zardoya Otis SA(a)	30,076	671,772

		85,700,200

TOTAL COMMON STOCKS
(Cost: $1,075,110,276)		640,224,705

Security	Shares	Value

PREFERRED STOCKS—1.33%

GERMANY—1.01%
Bayerische Motoren Werke AG	15,656	349,468
Fresenius SE	18,952	1,085,364
Henkel AG & Co. KGaA	43,260	1,331,804
Porsche Automobil Holding SE	22,042	1,336,892
RWE AG NVS	9,888	714,494
Volkswagen AG	25,338	1,810,449

		6,628,471
ITALY—0.32%
Intesa Sanpaolo SpA RNC	243,080	723,402
Telecom Italia SpA RNC	1,315,104	1,343,977

		2,067,379

TOTAL PREFERRED STOCKS
(Cost: $17,486,508)		8,695,850

Security	Shares	Value

RIGHTS—0.01%

BELGIUM—0.00%
Fortis(a)(b)(c)	619,476	88

		88
FRANCE—0.00%
Casino Guichard-Perrachon SA(b)(c)	10,094	38,165

		38,165
SPAIN—0.01%
Bankinter SA(a)(b)	67,156	52,281

		52,281

TOTAL RIGHTS
(Cost: $0)		90,534

Security	Shares	Value

WARRANTS—0.00%

ITALY—0.00%
Unione di Banche Italiane ScpA (Expires 6/30/11)(b)(c)	148,938	21

		21

TOTAL WARRANTS
(Cost: $0)		21

Security	Shares	Value

SHORT-TERM INVESTMENTS—4.59%

MONEY MARKET FUNDS—4.59%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.45%(d)(e)(f)	26,084,263	26,084,263
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.34%(d)(e)(f)	3,879,096	3,879,096

Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.10%(d)(e)	81,704	81,704

		30,045,063

TOTAL SHORT-TERM INVESTMENTS
(Cost: $30,045,063)		30,045,063

TOTAL INVESTMENTS IN SECURITIES—103.83%
(Cost: $1,122,641,847)		679,056,173
Other Assets, Less Liabilities—(3.83)%		(25,059,334)

NET ASSETS—100.00%		$653,996,839

NVS  -  Non-Voting Shares

SP ADR  -  Sponsored American Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Security valued using Level 3 inputs. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI FRANCE INDEX FUND

May 31, 2009

Security	Shares	Value

COMMON STOCKS—98.82%

ADVERTISING—0.71%
JCDecaux SA(a)	10,571	$173,044
PagesJaunes Groupe SA(b)	19,998	241,961
Publicis Groupe SA	18,712	606,527

		1,021,532
AEROSPACE & DEFENSE—1.47%
European Aeronautic Defence and Space Co.	64,780	1,050,342
Safran SA	29,799	390,620
Thales SA	14,224	667,622

		2,108,584
AIRLINES—0.24%
Air France-KLM	21,450	340,807

		340,807
APPAREL—0.78%
Hermes International	8,381	1,122,941

		1,122,941
AUTO MANUFACTURERS—1.29%
PSA Peugeot Citroen SA	24,124	728,170
Renault SA(b)	29,399	1,126,043

		1,854,213
AUTO PARTS & EQUIPMENT—0.97%
Compagnie Generale des Etablissements Michelin Class B	23,034	1,395,266

		1,395,266
BANKS—11.00%
BNP Paribas	133,023	9,179,011
Credit Agricole SA(a)	141,735	2,072,392
Natixis(b)	138,388	281,873
Societe Generale	73,854	4,286,002

		15,819,278
BEVERAGES—1.33%
Pernod Ricard SA	30,822	1,919,588

		1,919,588
BUILDING MATERIALS—3.11%
Compagnie de Saint-Gobain	58,571	2,111,988
Imerys SA(b)	4,521	192,169
Imerys SA New(c)	884	37,575
Lafarge SA(b)	22,752	1,545,324
Lafarge SA New(b)	9,258	584,449

		4,471,505

CHEMICALS—2.54%
L’Air Liquide SA	39,402	3,656,384

		3,656,384
COMMERCIAL SERVICES—0.42%
Bureau Veritas SA	7,789	382,510
Societe des Autoroutes Paris-Rhin-Rhone	3,566	219,465

		601,975
COMPUTERS—0.79%
Atos Origin SA	7,194	242,502
Cap Gemini SA	23,199	893,988

		1,136,490
COSMETICS & PERSONAL CARE—2.63%
Christian Dior SA	10,097	770,328
L’Oreal SA	38,082	3,007,258

		3,777,586
ELECTRIC—1.37%
Electricite de France	37,687	1,970,796

		1,970,796
ELECTRICAL COMPONENTS & EQUIPMENT—0.25%
Legrand SA(b)	16,734	352,687

		352,687
ENGINEERING & CONSTRUCTION—3.77%
Aeroports de Paris	4,694	341,342
Bouygues SA	35,441	1,453,279
Eiffage SA	6,567	399,696
Vinci SA	67,188	3,221,555

		5,415,872
FOOD—5.98%
Carrefour SA	100,905	4,511,159
Casino Guichard-Perrachon SA	7,756	563,019
Danone SA	70,821	3,521,557

		8,595,735
FOOD SERVICE—0.52%
Sodexo	15,051	743,081

		743,081
GAS—5.24%
GDF Suez	191,929	7,540,087

		7,540,087
HAND & MACHINE TOOLS—1.91%
Schneider Electric SA	37,122	2,754,111

		2,754,111
HEALTH CARE - PRODUCTS—1.02%
Essilor International SA	31,881	1,467,271

		1,467,271
HEALTH CARE - SERVICES—0.13%
BioMerieux SA	2,178	188,146

		188,146
HOLDING COMPANIES - DIVERSIFIED—2.24%
LVMH Moet Hennessy Louis Vuitton SA	38,973	3,228,768

		3,228,768

HOUSEHOLD PRODUCTS & WARES—0.16%
Societe BIC	4,224	231,502

		231,502
INSURANCE—3.99%
AXA	249,179	4,623,902
CNP Assurances SA	5,907	559,606
SCOR SE	26,367	554,966

		5,738,474
INTERNET—0.20%
Iliad SA	2,541	282,697

		282,697
INVESTMENT COMPANIES—0.14%
Eurazeo(b)	4,389	206,407

		206,407
IRON & STEEL—3.13%
ArcelorMittal	136,620	4,504,759

		4,504,759
LODGING—0.70%
Accor SA	22,737	1,008,296

		1,008,296
MACHINERY—1.40%
ALSTOM	31,943	2,014,271

		2,014,271
MEDIA—4.13%
Lagardere SCA	18,744	625,340
M6-Metropole Television	10,124	199,617
Societe Television Francaise 1	18,612	217,104
Vivendi(a)	186,516	4,902,556

		5,944,617
MEDICAL - DRUGS—0.13%
Ipsen SA	3,993	186,117

		186,117
METAL FABRICATE & HARDWARE—0.74%
Vallourec SA	8,547	1,070,539

		1,070,539
MINING—0.16%
Eramet	825	226,543

		226,543
OFFICE & BUSINESS EQUIPMENT—0.29%
Neopost SA	5,018	417,001

		417,001
OIL & GAS—13.89%
Compagnie Generale de Geophysique-Veritas(b)	22,738	402,950
Total SA	339,539	19,584,470

		19,987,420
OIL & GAS SERVICES—0.57%
Technip SA	16,496	813,021

		813,021

PHARMACEUTICALS—7.40%
Sanofi-Aventis	167,410	10,651,374

		10,651,374
REAL ESTATE—1.87%
Gecina SA	3,004	245,660
Klepierre	14,453	365,678
Unibail-Rodamco SE	12,969	2,081,313

		2,692,651
REAL ESTATE INVESTMENT TRUSTS—0.38%
Fonciere des Regions	3,695	279,104
Icade	3,135	265,403

		544,507
RETAIL—0.70%
PPR SA	12,078	1,012,414

		1,012,414
SEMICONDUCTORS—0.56%
STMicroelectronics NV	108,372	803,330

		803,330
SOFTWARE—0.32%
Dassault Systemes SA	10,395	463,846

		463,846
TELECOMMUNICATIONS—6.49%
Alcatel-Lucent(b)	368,808	927,124
Eutelsat Communications	15,748	398,777
France Telecom SA	291,266	7,111,700
SES SA	45,012	896,431

		9,334,032
WATER—1.76%
Suez Environnement SA(a)	42,768	774,558
Veolia Environnement	60,164	1,760,239

		2,534,797

TOTAL COMMON STOCKS
(Cost: $252,724,206)		142,151,318

Security	Shares	Value

RIGHTS—0.02%

FOOD—0.02%
Casino Guichard-Perrachon SA(b)(c)	7,548	28,539

		28,539

TOTAL RIGHTS
(Cost: $0)		28,539

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.55%

MONEY MARKET FUNDS—0.55%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.45%(d)(e)(f)	659,912	659,912
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.34%(d)(e)(f)	98,138	98,138
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.10%(d)(e)	27,992	27,992

		786,042

TOTAL SHORT-TERM INVESTMENTS
(Cost: $786,042)		786,042

TOTAL INVESTMENTS IN SECURITIES—99.39%
(Cost: $253,510,248)		142,965,899
Other Assets, Less Liabilities—0.61%		883,830

NET ASSETS—100.00%		$143,849,729

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Security valued using Level 3 inputs. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI GERMANY INDEX FUND

May 31, 2009

Security	Shares	Value

COMMON STOCKS—95.36%

AIRLINES—0.53%
Deutsche Lufthansa AG Registered	185,810	$2,568,242

		2,568,242
APPAREL—1.38%
Adidas AG	149,855	5,474,617
Puma AG	5,440	1,252,875

		6,727,492
AUTO MANUFACTURERS—10.55%
Bayerische Motoren Werke AG	258,400	9,288,279
Daimler AG Registered	634,695	23,223,098
Volkswagen AG	63,155	19,084,457

		51,595,834
BANKS—6.69%
Commerzbank AG(a)(b)	502,860	3,936,106
Deutsche Bank AG Registered(b)	407,320	27,270,394
Deutsche Postbank AG(a)	64,090	1,497,724

		32,704,224
BIOTECHNOLOGY—0.55%
QIAGEN NV(a)	150,535	2,671,958

		2,671,958
CHEMICALS—14.19%
BASF SE	668,610	28,154,925
Bayer AG	554,540	31,553,930
K+S AG	110,245	8,189,309
Wacker Chemie AG	11,900	1,486,133

		69,384,297
COMMERCIAL SERVICES—0.18%
Hamburger Hafen und Logistik AG	21,420	894,409

		894,409
COSMETICS & PERSONAL CARE—0.72%
Beiersdorf AG	71,740	3,524,606

		3,524,606
DIVERSIFIED FINANCIAL SERVICES—2.57%
Deutsche Boerse AG	144,415	12,579,527

		12,579,527
ELECTRIC—15.25%
E.ON AG	1,380,230	48,704,409
RWE AG	312,035	25,886,275

		74,590,684

ENERGY - ALTERNATE SOURCES—0.40%
SolarWorld AG	63,070	1,967,564

		1,967,564
ENGINEERING & CONSTRUCTION—2.51%
Fraport AG(b)	32,385	1,327,049
Hochtief AG	31,110	1,506,425
Linde AG	113,900	9,457,151

		12,290,625
FOOD—1.19%
METRO AG	86,806	4,675,186
Suedzucker AG	54,400	1,126,517

		5,801,703
HEALTH CARE - PRODUCTS—1.46%
Fresenius Medical Care AG & Co. KGaA	145,350	6,098,005
Fresenius SE	21,675	1,044,650

		7,142,655
HOLDING COMPANIES - DIVERSIFIED—0.34%
GEA Group AG	106,250	1,654,307

		1,654,307
HOUSEHOLD PRODUCTS & WARES—0.58%
Henkel AG & Co. KGaA	104,635	2,812,526

		2,812,526
INSURANCE—11.29%
Allianz SE Registered	329,035	32,321,842
Hannover Rueckversicherung AG Registered(a)	46,410	1,738,842
Muenchener Rueckversicherungs-Gesellschaft AG Registered	150,875	21,142,046

		55,202,730
INTERNET—0.29%
United Internet AG Registered(a)	109,565	1,405,059

		1,405,059
IRON & STEEL—1.84%
Salzgitter AG(b)	28,305	2,641,440
ThyssenKrupp AG	250,580	6,380,755

		9,022,195
LEISURE TIME—0.22%
TUI AG(a)	119,510	1,057,253

		1,057,253
MACHINERY - DIVERSIFIED—0.96%
MAN SE	77,010	4,696,974

		4,696,974
MANUFACTURING—9.05%
Siemens AG Registered	608,090	44,275,488

		44,275,488
PHARMACEUTICALS—1.19%
Celesio AG(b)	61,625	1,394,761
Merck KGaA	46,240	4,436,883

		5,831,644

SOFTWARE—4.85%
SAP AG(b)	552,415	23,731,145

		23,731,145
TELECOMMUNICATIONS—4.79%
Deutsche Telekom AG Registered	2,042,380	23,445,092

		23,445,092
TRANSPORTATION—1.79%
Deutsche Post AG Registered	634,440	8,755,676

		8,755,676

TOTAL COMMON STOCKS
(Cost: $697,719,947)		466,333,909

Security	Shares	Value

PREFERRED STOCKS—4.04%

AUTO MANUFACTURERS—2.00%
Bayerische Motoren Werke AG	59,245	1,322,446
Porsche Automobil Holding SE	63,155	3,830,479
Volkswagen AG	64,515	4,609,720

		9,762,645
ELECTRIC—0.48%
RWE AG NVS	32,555	2,352,383

		2,352,383
HEALTH CARE - SERVICES—0.70%
Fresenius SE	59,670	3,417,248

		3,417,248
HOUSEHOLD PRODUCTS & WARES—0.86%
Henkel AG & Co. KGaA	137,445	4,231,387

		4,231,387

TOTAL PREFERRED STOCKS
(Cost: $32,290,092)		19,763,663

Security	Shares	Value

SHORT-TERM INVESTMENTS—12.09%

MONEY MARKET FUNDS—12.09%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.45%(c)(d)(e)	51,383,004	51,383,004
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.34%(c)(d)(e)	7,641,375	7,641,375

Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.10%(c)(d)	98,696	98,696

		59,123,075

TOTAL SHORT-TERM INVESTMENTS
(Cost: $59,123,075)		59,123,075

TOTAL INVESTMENTS IN SECURITIES—111.49%
(Cost: $789,133,114)		545,220,647
Other Assets, Less Liabilities—(11.49)%		(56,207,378)

NET ASSETS—100.00%		$489,013,269

NVS  -  Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI HONG KONG INDEX FUND

May 31, 2009

Security	Shares	Value

COMMON STOCKS—99.41%

AIRLINES—0.80%
Cathay Pacific Airways Ltd.(a)	9,942,000	$13,927,315

		13,927,315
APPAREL—0.77%
Yue Yuen Industrial Holdings Ltd.	5,799,500	13,330,980

		13,330,980
BANKS—11.68%
Bank of East Asia Ltd.	13,256,110	43,603,375
BOC Hong Kong (Holdings) Ltd.	31,483,000	50,113,541
Hang Seng Bank Ltd.(a)	6,628,000	94,900,676
Wing Hang Bank Ltd.	1,657,000	14,876,322

		203,493,914
DISTRIBUTION & WHOLESALE—6.50%
Esprit Holdings Ltd.(a)	9,444,900	60,002,235
Li & Fung Ltd.(a)	19,885,000	53,352,252

		113,354,487
DIVERSIFIED FINANCIAL SERVICES—7.55%
Hong Kong Exchanges and Clearing Ltd.(a)	8,535,000	131,563,451

		131,563,451
ELECTRIC—10.30%
CLP Holdings Ltd.	17,398,700	117,040,169
Hongkong Electric Holdings Ltd.(a)	11,599,000	62,390,782

		179,430,951
ENGINEERING & CONSTRUCTION—3.50%
Cheung Kong Infrastructure Holdings Ltd.(a)	3,394,000	12,542,968
Hong Kong Aircraft Engineering Co. Ltd.	662,800	7,959,687
New World Development Co. Ltd.	21,541,800	40,569,408

		61,072,063
GAS—3.84%
Hong Kong and China Gas Co. Ltd. (The)(a)	33,140,712	66,944,888

		66,944,888
HOLDING COMPANIES - DIVERSIFIED—14.71%
Hutchison Whampoa Ltd.	18,227,800	127,790,224
NWS Holdings Ltd.	6,628,000	14,312,048
Swire Pacific Ltd. Class A(a)	6,628,000	66,259,481
Wharf (Holdings) Ltd. (The)	11,599,500	48,029,507

		256,391,260
LODGING—0.88%
Shangri-La Asia Ltd.	9,944,000	15,341,087

		15,341,087

MEDIA—0.52%
Television Broadcasts Ltd.	2,207,000	9,138,422

		9,138,422
MINING—0.39%
Mongolia Energy Corp. Ltd.(b)	16,570,000	6,818,314

		6,818,314
REAL ESTATE—31.05%
Cheung Kong (Holdings) Ltd.	11,599,000	143,334,219
Chinese Estates Holdings Ltd.	6,628,000	10,156,937
Hang Lung Group Ltd.	6,628,000	29,966,385
Hang Lung Properties Ltd.	17,070,000	57,689,748
Henderson Land Development Co. Ltd.(a)	8,835,332	53,337,487
Hopewell Holdings Ltd.(a)	4,971,000	15,293,116
Hysan Development Co. Ltd.	4,971,000	11,503,501
Kerry Properties Ltd.	5,799,500	24,574,786
Sino Land Co. Ltd.(a)	13,436,000	24,922,563
Sun Hung Kai Properties Ltd.	11,799,000	146,871,098
Wheelock and Co. Ltd.	8,285,000	23,511,429

		541,161,269
REAL ESTATE INVESTMENT TRUSTS—2.15%
Link REIT (The)(a)	19,055,500	37,410,958

		37,410,958
RETAIL—0.41%
Lifestyle International Holdings Ltd.	5,799,500	7,204,116

		7,204,116
SEMICONDUCTORS—0.56%
ASM Pacific Technology Ltd.(a)	1,657,000	9,714,495

		9,714,495
TELECOMMUNICATIONS—1.29%
Foxconn International Holdings Ltd.(b)	18,227,000	13,001,820
PCCW Ltd.	31,483,000	9,421,671

		22,423,491
TRANSPORTATION—2.51%
MTR Corp. Ltd.(a)	11,599,083	36,731,527
Orient Overseas International Ltd.	1,657,200	7,097,033

		43,828,560

TOTAL COMMON STOCKS
(Cost: $2,147,567,663)		1,732,550,021

Security	Shares	Value

SHORT-TERM INVESTMENTS—9.46%

MONEY MARKET FUNDS—9.46%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.45%(c)(d)(e)	142,757,529	142,757,529
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.34%(c)(d)(e)	21,230,051	21,230,051
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.10%(c)(d)	910,620	910,620

		164,898,200

TOTAL SHORT-TERM INVESTMENTS
(Cost: $164,898,200)	164,898,200

TOTAL INVESTMENTS IN SECURITIES—108.87%
(Cost: $2,312,465,863)	1,897,448,221
Other Assets, Less Liabilities—(8.87)%	(154,588,647)

NET ASSETS—100.00%	$1,742,859,574

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI ISRAEL CAPPED INVESTABLE MARKET INDEX FUND

May 31, 2009

Security	Shares	Value

COMMON STOCKS—99.45%

AEROSPACE & DEFENSE—3.21%
Elbit Systems Ltd.	49,726	$3,034,305

		3,034,305
AIRLINES—0.11%
El Al Israel Airlines Ltd.(a)	414,138	99,411

		99,411
BANKS—14.11%
Bank Hapoalim Ltd.(a)(b)	1,731,192	4,580,458
Bank Leumi le-Israel	1,654,774	4,649,002
First International Bank of Israel Ltd. (NIS 0.01)(a)	43,672	80,103
First International Bank of Israel Ltd. (NIS 0.05)(a)	49,091	452,283
Israel Discount Bank Ltd. Class A(b)	1,180,314	1,476,373
Mizrahi Tefahot Bank Ltd.(a)	332,672	1,956,844
Union Bank of Israel(a)	45,513	138,338

		13,333,401
CHEMICALS—15.83%
Frutarom(b)	81,098	584,632
Israel Chemicals Ltd.	996,774	11,084,327
Makhteshim-Agan Industries Ltd.(b)	576,974	3,289,156

		14,958,115
COMMERCIAL SERVICES—0.40%
AL-ROV Israel Ltd.(a)	11,062	150,159
Nitsba Holdings 1995 Ltd.(a)	29,651	223,607

		373,766
DIVERSIFIED FINANCIAL SERVICES—0.38%
FIBI Holdings Ltd.(a)	24,978	285,997
Mivtach Shamir Holdings Ltd.(a)	4,646	75,965

		361,962
ELECTRICAL COMPONENTS & EQUIPMENT—0.26%
Electra (Israel) Ltd.	2,517	246,565

		246,565
ELECTRONICS—0.97%
Elron Electronic Industries Ltd.(a)	31,234	88,629
Ituran Location and Control Ltd.	34,226	303,927
Orbotech Ltd.(a)	72,313	524,992

		917,548
ENGINEERING & CONSTRUCTION—0.54%
Shikun & Binui Ltd.(a)	385,572	511,560

		511,560
FOOD—0.76%
Blue Square-Israel Ltd.	20,286	155,316

Maabarot Products Ltd.	644	8,439
Shufersal Ltd.(b)	168,222	553,028

		716,783
FOREST PRODUCTS & PAPER—0.15%
Hadera Paper Ltd.(a)	3,404	144,625

		144,625
HEALTH CARE - PRODUCTS—0.81%
Given Imaging Ltd.	39,054	369,841
Syneron Medical Ltd.(a)	54,767	394,870

		764,711
HOLDING COMPANIES - DIVERSIFIED—0.60%
Clal Industries and Investments Ltd.	105,296	383,036
Elco Holdings Ltd.	19,321	147,533
Granite Hacarmel Investments Ltd.(a)	22,586	39,019

		569,588
HOME BUILDERS—0.53%
Bayside Land Corp. Ltd.	1,198	223,932
Property & Building Corp. Ltd.	4,294	279,805

		503,737
INSURANCE—1.90%
Clal Insurance Enterprises Holdings Ltd.(a)	29,762	418,226
Harel Insurance Investments & Finances Ltd.(a)(b)	18,843	715,319
Menorah Mivtachim Holdings Ltd. Class L(a)	45,142	398,244
Phoenix Holdings Ltd.(a)	139,446	263,364

		1,795,153
INTERNET—8.98%
Check Point Software Technologies Ltd.(a)(b)	336,030	7,846,300
NetVision Ltd.	3,542	31,211
RADVision Ltd.(a)	39,523	308,279
Radware Ltd.(a)	39,744	302,452

		8,488,242
INVESTMENT COMPANIES—4.64%
Delek Group Ltd. (The)(b)	8,878	1,013,351
Discount Investment Corp. Ltd.	47,288	823,230
Elbit Imaging Ltd.(a)	25,020	519,997
Israel Corp. Ltd. (The)	3,773	2,006,197
Queenco Ltd.	14,462	21,262

		4,384,037
MACHINERY—1.20%
Ormat Industries Ltd.	138,180	1,130,365

		1,130,365
MANUFACTURING—0.27%
FMS Enterprises Migun Ltd.	7,623	190,351
Plasson Industries Ltd.	4,278	68,460

		258,811
MEDIA—0.58%
Hot Telecommunication Systems Ltd.(a)	64,231	550,392

		550,392
OIL & GAS—1.15%
Delek Drilling LP	366,068	421,206
Oil Refineries Ltd.(b)	1,863,078	666,780

		1,087,986

PHARMACEUTICALS—23.77%
Teva Pharmaceutical Industries Ltd.	478,492	22,470,213

		22,470,213
REAL ESTATE—2.50%
Africa Israel Properties Ltd.(a)	11,096	156,435
Airport City Ltd.(a)	9,936	28,677
Alony Hetz Properties & Investments Ltd.	156,815	364,798
Amot Investments Ltd.	56,258	120,806
Azorim-Investment Development & Construction Co. Ltd.(a)	32,064	103,771
British Israel Investments Ltd.	62,790	107,609
Delek Real Estate Ltd.(a)(b)	166,233	173,380
Electra Real Estate Ltd.	2,622	14,257
Gazit Globe Ltd.(b)	132,050	708,894
Gazit Inc.	14,744	150,048
Jerusalem Economy Ltd.(a)	32,706	237,866
Melisron Ltd.	12,052	193,483

		2,360,024
RETAIL—0.55%
Delek Automotive Systems Ltd.	62,146	524,106

		524,106
SEMICONDUCTORS—0.41%
Mellanox Technologies Ltd.(a)	32,108	391,521

		391,521
SOFTWARE—0.46%
Fundtech Ltd.(a)	13,242	127,388
Retalix Ltd.(a)	33,646	306,545

		433,933
TELECOMMUNICATION EQUIPMENT—0.11%
AudioCodes Ltd.(a)	70,197	99,680

		99,680
TELECOMMUNICATIONS—14.27%
Alvarion Ltd.(a)	96,416	281,535
Bezeq Israeli Telecommunication Corp. Ltd.	2,363,149	4,406,363
Cellcom Israel Ltd.	86,016	2,296,627
Ceragon Networks Ltd.(a)	58,938	364,826
Gilat Satellite Networks Ltd.(a)	72,119	248,811
NICE Systems Ltd.(a)(b)	121,992	2,911,180
Partner Communications Co. Ltd.(b)	161,736	2,823,909
RRSat Global Communications Network Ltd.	14,260	150,443

		13,483,694

TOTAL COMMON STOCKS
(Cost: $131,659,930)		93,994,234

Security	Shares	Value

SHORT-TERM INVESTMENTS—15.33%

MONEY MARKET FUNDS—15.33%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.45%(c)(d)(e)	12,605,820	12,605,820

Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.34%(c)(d)(e)	1,874,663	1,874,663
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.10%(c)(d)	8,484	8,484

		14,488,967

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,488,967)		14,488,967

TOTAL INVESTMENTS IN SECURITIES—114.78%
(Cost: $146,148,897)		108,483,201
Other Assets, Less Liabilities—(14.78)%		(13,965,487)

NET ASSETS—100.00%		$94,517,714

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI ITALY INDEX FUND

May 31, 2009

Security	Shares	Value

COMMON STOCKS—97.86%

AEROSPACE & DEFENSE—2.19%
Finmeccanica SpA	123,256	$1,734,159

		1,734,159
AUTO MANUFACTURERS—2.69%
Fiat SpA(a)	200,539	2,131,736

		2,131,736
AUTO PARTS & EQUIPMENT—0.39%
Pirelli & C. SpA(a)	772,353	311,570

		311,570
BANKS—29.97%
Banca Carige SpA	237,522	738,801
Banca Monte dei Paschi di Siena SpA	775,500	1,319,413
Banca Popolare di Milano Scrl	141,639	945,778
Banco Popolare SpA(a)	197,780	1,634,895
Intesa Sanpaolo SpA(a)	1,950,396	6,922,425
UniCredit SpA(a)	3,644,019	9,537,007
Unione di Banche Italiane ScpA	192,882	2,667,355

		23,765,674
BUILDING MATERIALS—0.45%
Italcementi SpA	31,372	359,907

		359,907
COMMERCIAL SERVICES—2.44%
Atlantia SpA	91,666	1,931,957

		1,931,957
DIVERSIFIED FINANCIAL SERVICES—2.73%
Mediobanca SpA	180,327	2,161,915

		2,161,915
ELECTRIC—12.49%
A2A SpA	610,824	1,143,854
Enel SpA	1,033,261	6,113,372
Terna SpA	720,377	2,648,561

		9,905,787
ELECTRICAL COMPONENTS & EQUIPMENT—0.83%
Prysmian SpA	45,787	659,110

		659,110
ENTERTAINMENT—0.33%
Lottomatica SpA	13,097	262,129

		262,129
FOOD—1.52%
Parmalat SpA	489,025	1,207,872

		1,207,872

HEALTH CARE - PRODUCTS—1.45%
Luxottica Group SpA(a)	55,459	1,150,802

		1,150,802
HOLDING COMPANIES - DIVERSIFIED—0.50%
Exor SpA	23,775	396,088

		396,088
INSURANCE—7.49%
Assicurazioni Generali SpA	168,113	3,724,005
Fondiaria-Sai SpA	57,412	943,473
Mediolanum SpA	137,266	680,026
Unipol Gruppo Finanziario SpA(a)	455,576	591,645

		5,939,149
MEDIA—2.26%
Mediaset SpA(b)	306,933	1,795,358

		1,795,358
METAL FABRICATE & HARDWARE—2.42%
Tenaris SA	124,930	1,915,092

		1,915,092
OIL & GAS—20.73%
Eni SpA	671,553	16,216,378
Saras SpA	75,206	222,481

		16,438,859
OIL & GAS SERVICES—2.26%
Saipem SpA	70,308	1,791,314

		1,791,314
RETAIL—0.38%
Autogrill SpA	32,147	297,586

		297,586
TELECOMMUNICATIONS—3.78%
Telecom Italia SpA	2,129,545	2,997,686

		2,997,686
UTILITIES—0.56%
ACEA SpA	34,565	445,462

		445,462

TOTAL COMMON STOCKS
(Cost: $140,594,811)		77,599,212

Security	Shares	Value

PREFERRED STOCKS—1.77%

BANKS—0.73%
Intesa Sanpaolo SpA RNC	196,106	583,608

		583,608
TELECOMMUNICATIONS—1.04%
Telecom Italia SpA RNC	803,923	821,573

		821,573

TOTAL PREFERRED STOCKS
(Cost: $2,439,949)		1,405,181

Security	Shares	Value

WARRANTS—0.00%

BANKS—0.00%
Unione di Banche Italiane ScpA (Expires 6/30/11)(a)(c)	199,104	28

		28

TOTAL WARRANTS
(Cost: $0)		28

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.22%

MONEY MARKET FUNDS—0.22%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.45%(d)(e)(f)	129,449	129,449
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.34%(d)(e)(f)	19,251	19,251
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.10%(d)(e)	22,979	22,979

		171,679

TOTAL SHORT-TERM INVESTMENTS
(Cost: $171,679)		171,679

TOTAL INVESTMENTS IN SECURITIES—99.85%
(Cost: $143,206,439)		79,176,100
Other Assets, Less Liabilities—0.15%		118,932

NET ASSETS—100.00%		$79,295,032

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI JAPAN INDEX FUND

May 31, 2009

Security	Shares	Value

COMMON STOCKS—99.06%

ADVERTISING—0.23%
Dentsu Inc.(a)	476,000	$9,080,677
Hakuhodo DY Holdings Inc.	66,430	3,382,220

		12,462,897
AGRICULTURE—0.66%
Japan Tobacco Inc.	12,337	35,270,727

		35,270,727
AIRLINES—0.24%
All Nippon Airways Co. Ltd.(a)	1,900,000	7,026,348
Japan Airlines Corp.(a)(b)	2,847,000	5,517,731

		12,544,079
APPAREL—0.25%
ASICS Corp.	949,000	7,356,974
Onward Holdings Co. Ltd.	949,000	5,945,231

		13,302,205
AUTO MANUFACTURERS—9.76%
Fuji Heavy Industries Ltd.	1,898,000	7,456,393
Hino Motors Ltd.	949,000	2,783,720
Honda Motor Co. Ltd.	4,460,300	128,498,507
Isuzu Motors Ltd.	2,847,000	4,861,568
Mazda Motor Corp.	2,847,000	7,366,916
Mitsubishi Motors Corp.(a)(b)	9,490,000	15,111,623
Nissan Motor Co. Ltd.	6,263,700	37,468,678
Suzuki Motor Corp.	949,000	21,076,738
Toyota Motor Corp.	7,402,700	295,472,076

		520,096,219
AUTO PARTS & EQUIPMENT—1.94%
Aisin Seiki Co. Ltd.	474,700	9,403,988
Bridgestone Corp.	1,613,300	24,506,679
Denso Corp.	1,328,600	31,664,816
JTEKT Corp.	379,600	3,316,604
NGK Spark Plug Co. Ltd.	629,000	5,502,226
NHK Spring Co. Ltd.	949,000	5,398,429
NOK Corp.	284,700	3,632,755
Sumitomo Rubber Industries Inc.	379,600	2,592,836
Toyoda Gosei Co. Ltd.	189,800	4,165,638
Toyota Boshoku Corp.(a)	94,900	1,192,029
Toyota Industries Corp.	474,500	12,203,630

		103,579,630
BANKS—9.08%
Aozora Bank Ltd.(b)	949,000	1,521,104
Bank of Kyoto Ltd. (The)	949,000	8,440,637
Bank of Yokohama Ltd. (The)	3,796,000	18,650,925
Chiba Bank Ltd. (The)	1,898,000	11,492,787
Chuo Mitsui Trust Holdings Inc.	2,847,000	10,438,950

Fukuoka Financial Group Inc.	1,904,000	8,317,720
Gunma Bank Ltd.	949,000	5,020,638
Hachijuni Bank Ltd. (The)	949,000	5,368,603
Hiroshima Bank Ltd. (The)	949,000	3,758,022
Hokuhoku Financial Group Inc.	3,801,000	7,963,962
Iyo Bank Ltd. (The)	949,000	10,071,102
Joyo Bank Ltd. (The)	1,898,000	9,325,462
Mitsubishi UFJ Financial Group Inc.	25,812,880	161,710,777
Mizuho Financial Group Inc.(a)	26,002,600	62,108,771
Mizuho Trust & Banking Co. Ltd.(b)	4,745,000	5,368,603
Nishi-Nippon City Bank Ltd. (The)	1,898,000	4,394,301
Resona Holdings Inc.(a)	1,427,100	21,364,265
Sapporo Hokuyo Holdings Inc.(b)	952,000	2,782,547
Seven Bank Ltd.	949	2,465,581
77 Bank Ltd. (The)	949,000	5,110,113
Shinsei Bank Ltd.(b)	3,796,000	5,090,231
Shizuoka Bank Ltd. (The)	1,898,000	18,352,669
Sumitomo Mitsui Financial Group Inc.(a)	1,803,100	69,324,572
Sumitomo Trust and Banking Co. Ltd. (The)	3,796,000	17,895,343
Suruga Bank Ltd.	776,000	7,300,278

		483,637,963
BEVERAGES—0.88%
Asahi Breweries Ltd.	949,000	13,013,891
Coca-Cola West Co. Ltd.	189,800	3,221,162
ITO EN Ltd.(a)	189,800	2,584,883
Kirin Holdings Co. Ltd.	1,898,000	23,820,690
Sapporo Holdings Ltd.	949,000	4,314,767

		46,955,393
BUILDING MATERIALS—1.34%
Asahi Glass Co. Ltd.	2,847,000	20,818,250
Daikin Industries Ltd.	671,300	20,605,615
JS Group Corp.	664,300	9,624,712
Nippon Sheet Glass Co. Ltd.	1,898,000	5,428,254
Panasonic Electric Works Co. Ltd.	949,000	7,834,184
Rinnai Corp.	94,900	3,936,976
Taiheiyo Cement Corp.	1,898,000	3,419,999

		71,667,990
CHEMICALS—3.51%
Asahi Kasei Corp.	2,847,000	14,018,019
Daicel Chemical Industries Ltd.	949,000	5,090,231
Denki Kagaku Kogyo Kabushiki Kaisha	1,898,000	5,189,650
DIC Corp.	1,898,000	3,042,209
Hitachi Chemical Co. Ltd.	189,800	2,938,813
JSR Corp.	474,500	7,063,690
Kaneka Corp.	949,000	6,581,510
Mitsubishi Chemical Holdings Corp.	3,321,500	15,345,257
Mitsubishi Gas Chemical Co. Inc.	949,000	5,388,487
Mitsui Chemicals Inc.	1,898,000	6,561,626
Nitto Denko Corp.	474,500	13,247,525
Shin-Etsu Chemical Co. Ltd.	1,043,900	54,461,495
Showa Denko K.K.	2,847,000	4,205,406
Sumitomo Chemical Co. Ltd.	3,796,000	16,662,553
Taiyo Nippon Sanso Corp.	949,000	8,092,672
Tokuyama Corp.	949,000	6,770,405
Tosoh Corp.	1,898,000	5,845,812
Ube Industries Ltd.	2,847,000	6,770,405

		187,275,765

COMMERCIAL SERVICES—1.06%
Benesse Corp.	189,800	7,953,486
Dai Nippon Printing Co. Ltd.	1,898,000	24,218,365
Kamigumi Co. Ltd.	949,000	7,267,498
Toppan Printing Co. Ltd.	1,898,000	17,060,227

		56,499,576
COMPUTERS—0.77%
Fujitsu Ltd.	4,745,000	24,556,388
Itochu Techno-Solutions Corp.	94,900	2,440,726
OBIC Co. Ltd.	9,490	1,405,779
TDK Corp.	284,700	12,705,694

		41,108,587
COSMETICS & PERSONAL CARE—0.98%
Kao Corp.	1,354,000	29,716,935
Shiseido Co. Ltd.	949,000	16,165,460
Uni-Charm Corp.	94,900	6,611,335

		52,493,730
DISTRIBUTION & WHOLESALE—4.19%
Canon Marketing Japan Inc.	94,900	1,286,476
Hitachi High-Technologies Corp.	94,900	1,459,465
ITOCHU Corp.	3,796,000	27,399,759
Marubeni Corp.	4,745,000	21,424,703
Mitsubishi Corp.	3,606,200	67,964,526
Mitsui & Co. Ltd.	4,745,000	60,446,493
Sojitz Corp.	3,131,700	6,233,545
Sumitomo Corp.	2,941,900	29,309,590
Toyota Tsusho Corp.	569,500	7,887,266

		223,411,823
DIVERSIFIED FINANCIAL SERVICES—2.09%
Acom Co. Ltd.(a)	147,568	3,841,669
AEON Credit Service Co. Ltd.	189,870	2,500,305
Credit Saison Co. Ltd.	474,500	6,362,789
Daiwa Securities Group Inc.	3,796,000	23,780,923
Mitsubishi UFJ Lease & Finance Co. Ltd.	151,840	4,159,673
Mizhuo Securities Co. Ltd.	949,000	2,743,953
Nomura Holdings Inc.	6,643,000	49,828,589
ORIX Corp.	246,740	15,483,449
Promise Co. Ltd.(a)	189,800	2,519,267

		111,220,617
ELECTRIC—5.09%
Chubu Electric Power Co. Inc.	1,803,100	40,045,802
Chugoku Electric Power Co. Inc. (The)	664,400	13,663,163
Electric Power Development Co. Ltd.	379,600	10,796,857
Hokkaido Electric Power Co. Inc.	474,500	8,922,817
Hokuriku Electric Power Co.	474,500	11,010,607
Kansai Electric Power Co. Inc. (The)	2,087,800	45,275,219
Kyushu Electric Power Co. Inc.	1,043,900	21,872,086
Shikoku Electric Power Co. Inc.	474,500	13,346,944
Tohoku Electric Power Co. Inc.	1,138,900	23,254,058
Tokyo Electric Power Co. Inc. (The)	3,321,500	83,163,637

		271,351,190
ELECTRICAL COMPONENTS & EQUIPMENT—3.53%
Brother Industries Ltd.	664,300	6,270,329
Casio Computer Co. Ltd.	569,400	5,106,138
Furukawa Electric Co. Ltd. (The)	1,898,000	6,820,114
GS Yuasa Corp.	949,000	7,506,102
Hitachi Ltd.	8,541,000	28,185,166

Mitsubishi Electric Corp.	4,745,000	27,439,527
SANYO Electric Co. Ltd.(b)	3,859,000	9,662,155
Sharp Corp.	2,847,000	32,241,443
Stanley Electric Co. Ltd.	380,800	6,071,736
Sumitomo Electric Industries Ltd.	1,992,900	22,569,011
Toshiba Corp.(a)	8,541,000	31,943,188
Ushio Inc.	284,700	4,205,406

		188,020,315
ELECTRONICS—5.12%
Advantest Corp.	379,600	6,808,184
Fanuc Ltd.	474,500	38,077,314
Hirose Electric Co. Ltd.	94,900	10,528,427
Hoya Pentax HD Corp.	1,138,800	23,621,853
IBIDEN Co. Ltd.	379,600	10,836,624
Keyence Corp.	103,851	21,585,080
Kyocera Corp.	474,500	37,083,128
Mabuchi Motor Co. Ltd.	94,900	4,702,498
Minebea Co. Ltd.	949,000	3,847,499
Mitsumi Electric Co. Ltd.	189,800	3,652,638
Murata Manufacturing Co. Ltd.	569,400	24,099,062
NEC Corp.(b)	5,694,000	22,130,575
NGK Insulators Ltd.	949,000	16,881,274
Nippon Electric Glass Co. Ltd.	949,500	9,091,645
Omron Corp.	569,400	8,667,311
Secom Co. Ltd.	569,400	23,621,853
Yaskawa Electric Corp.	949,000	5,020,638
Yokogawa Electric Corp.	474,500	2,410,900

		272,666,503
ENGINEERING & CONSTRUCTION—0.91%
JGC Corp.	949,000	15,628,600
Kajima Corp.	2,847,000	8,798,543
Obayashi Corp.	1,898,000	8,609,649
Shimizu Corp.	1,898,000	8,530,114
Taisei Corp.	2,847,000	7,009,010

		48,575,916
ENTERTAINMENT—0.31%
Oriental Land Co. Ltd.(a)	189,800	12,506,856
Toho Co. Ltd.	284,700	3,871,359

		16,378,215
ENVIRONMENTAL CONTROL—0.15%
Kurita Water Industries Ltd.	284,700	7,844,125

		7,844,125
FOOD—1.11%
Ajinomoto Co. Inc.	1,898,000	14,097,554
Kikkoman Corp.	949,000	9,574,008
Meiji Holdings Co. Ltd.(b)	189,828	6,343,841
Nippon Meat Packers Inc.	949,000	11,403,310
Nisshin Seifun Group Inc.	476,500	5,371,264
Nissin Foods Holdings Co. Ltd.	285,500	8,868,132
Yakult Honsha Co. Ltd.	189,800	3,418,011

		59,076,120
FOREST PRODUCTS & PAPER—0.32%
Nippon Paper Group Inc.	285,600	8,018,522
Oji Paper Co. Ltd.	1,898,000	8,808,486

		16,827,008

GAS—0.87%
Osaka Gas Co. Ltd.	5,694,000	17,954,995
Toho Gas Co. Ltd.	949,000	3,867,383
Tokyo Gas Co. Ltd.	6,643,000	24,287,957

		46,110,335
HAND & MACHINE TOOLS—0.94%
Fuji Electric Holdings Co. Ltd.	1,898,000	3,081,976
Makita Corp.	284,700	6,308,108
Nidec Corp.	284,700	16,493,542
SMC Corp.	189,800	20,181,971
THK Co. Ltd.(a)	285,300	4,265,079

		50,330,676
HEALTH CARE - PRODUCTS—0.37%
Terumo Corp.	474,500	19,834,005

		19,834,005
HOME BUILDERS—0.45%
Daiwa House Industry Co. Ltd.	949,000	9,007,323
Sekisui Chemical Co. Ltd.	949,000	5,766,277
Sekisui House Ltd.	949,000	9,156,451

		23,930,051
HOME FURNISHINGS—2.79%
Panasonic Corp.	5,029,715	72,082,658
Sony Corp.	2,752,100	71,934,309
Yamaha Corp.	379,600	4,787,998

		148,804,965
HOUSEWARES—0.10%
TOTO Ltd.	949,000	5,537,614

		5,537,614
INSURANCE—2.60%
Aioi Insurance Co. Ltd.	949,000	4,434,068
Mitsui Sumitomo Insurance Group Holdings Inc.	1,043,900	30,511,560
Nipponkoa Insurance Co. Ltd.	1,898,000	11,015,578
Sompo Japan Insurance Inc.	1,898,000	13,839,065
Sony Financial Holdings Inc.	1,898	5,515,742
T&D Holdings Inc.	616,850	17,512,582
Tokio Marine Holdings Inc.	1,898,000	55,574,983

		138,403,578
INTERNET—1.61%
Dena Co. Ltd.(a)	949	3,250,987
Matsui Securities Co. Ltd.(a)	379,600	3,066,069
Rakuten Inc.	18,153	9,946,068
SBI Holdings Inc.	44,603	7,125,826
SoftBank Corp.	1,992,900	36,223,158
Trend Micro Inc.	474,500	15,658,425
Yahoo! Japan Corp.	38,919	10,339,802

		85,610,335
IRON & STEEL—2.95%
Daido Steel Co. Ltd.(a)	949,000	4,096,045
JFE Holdings Inc.	1,423,750	47,430,988
Kobe Steel Ltd.	7,592,000	13,123,252
Nippon Steel Corp.	14,235,000	54,282,542
Nisshin Steel Co. Ltd.	1,898,000	4,255,115
Sumitomo Metal Industries Ltd.	10,439,000	27,996,271
Tokyo Steel Manufacturing Co. Ltd.	285,300	3,338,537
Yamato Kogyo Co. Ltd.	94,900	2,540,145

		157,062,895

LEISURE TIME—0.65%
Namco Bandai Holdings Inc.	569,498	5,990,006
Sankyo Co. Ltd.	189,800	10,041,276
Sega Sammy Holdings Inc.	569,400	6,317,056
Shimano Inc.	189,800	6,939,417
Yamaha Motor Co. Ltd.	474,700	5,346,001

		34,633,756
MACHINERY—0.32%
Hitachi Construction Machinery Co. Ltd.(a)	287,700	4,747,027
Japan Steel Works Ltd. (The)	949,000	12,317,961

		17,064,988
MACHINERY - CONSTRUCTION & MINING—0.65%
Komatsu Ltd.	2,372,500	34,423,681

		34,423,681
MACHINERY - DIVERSIFIED—0.66%
Amada Co. Ltd.	949,000	6,243,487
Kubota Corp.	2,847,000	20,877,901
Sumitomo Heavy Industries Ltd.	1,898,000	7,873,951

		34,995,339
MANUFACTURING—2.40%
FUJIFILM Holdings Corp.	1,328,600	38,345,744
IHI Corp.(b)	3,796,000	6,800,230
Kawasaki Heavy Industries Ltd.	3,796,000	8,470,463
Konica Minolta Holdings Inc.	1,423,500	14,778,571
Mitsubishi Heavy Industries Ltd.	8,541,000	30,511,561
Nikon Corp.	949,000	14,187,031
Olympus Corp.	759,200	14,841,205

		127,934,805
MEDIA—0.14%
Fuji Media Holdings Inc.	1,655	2,155,115
Jupiter Telecommunications Co. Ltd.	5,694	4,175,580
Tokyo Broadcasting System Holdings Inc.	94,900	1,346,127

		7,676,822
METAL FABRICATE & HARDWARE—0.18%
Maruichi Steel Tube Ltd.	94,900	1,798,482
NSK Ltd.	949,000	4,533,487
NTN Corp.	949,000	3,211,220

		9,543,189
MINING—0.84%
Dowa Holdings Co. Ltd.	949,000	4,215,347
Mitsubishi Materials Corp.	2,847,000	9,424,881
Mitsui Mining & Smelting Co. Ltd.(b)	1,898,000	4,453,952
OSAKA Titanium technologies Co. Ltd.(a)	94,900	3,708,313
Sumitomo Metal Mining Co. Ltd.	1,613,000	22,778,524

		44,581,017
OFFICE & BUSINESS EQUIPMENT—2.36%
Canon Inc.	2,847,050	93,952,203
Ricoh Co. Ltd.	1,898,000	26,087,434
Seiko Epson Corp.	379,600	5,571,417

		125,611,054
OIL & GAS—1.62%
Cosmo Oil Co. Ltd.	1,898,000	6,879,765
Idemitsu Kosan Co. Ltd.	94,900	7,923,660
INPEX Corp.	1,898	15,330,344

Japan Petroleum Exploration Co. Ltd.	94,900	4,881,452
Nippon Mining Holdings Inc.	2,372,500	13,421,508
Nippon Oil Corp.	3,796,500	23,068,147
Showa Shell Sekiyu K.K.	474,500	4,682,615
TonenGeneral Sekiyu K.K.	949,000	9,931,915

		86,119,406
PACKAGING & CONTAINERS—0.13%
Toyo Seikan Kaisha Ltd.	379,600	7,058,719

		7,058,719
PHARMACEUTICALS—5.22%
Alfresa Holdings Corp.	94,900	3,927,034
Astellas Pharma Inc.	1,233,730	41,746,874
Chugai Pharmaceutical Co. Ltd.	569,400	10,361,404
Daiichi Sankyo Co. Ltd.	1,803,169	33,605,758
Dainippon Pharmaceutical Co. Ltd.	284,700	2,317,447
Eisai Co. Ltd.	664,300	22,617,726
Hisamitsu Pharmaceutical Co. Inc.	94,900	3,062,092
Kyowa Hakko Kirin Co. Ltd.	949,000	9,921,974
Mediceo Paltac Holdings Co. Ltd.	379,600	4,422,138
Mitsubishi Tanabe Pharma Corp.	949,000	10,488,660
Ono Pharmaceutical Co. Ltd.	189,800	8,490,346
Santen Pharmaceutical Co. Ltd.	189,800	5,766,277
Shionogi & Co. Ltd.	949,000	18,690,692
Suzuken Co. Ltd.	189,800	4,881,452
Taisho Pharmaceutical Co. Ltd.	654,000	12,462,689
Takeda Pharmaceutical Co. Ltd.	2,087,800	82,457,766
Tsumura & Co.	95,700	2,847,289

		278,067,618
REAL ESTATE—2.47%
AEON Mall Co. Ltd.	189,800	3,199,290
Daito Trust Construction Co. Ltd.	189,800	8,569,881
Leopalace21 Corp.	379,600	3,336,487
Mitsubishi Estate Co. Ltd.	3,146,000	51,546,215
Mitsui Fudosan Co. Ltd.	2,174,000	36,098,581
Nomura Real Estate Holdings Inc.(a)	189,800	3,382,220
NTT Urban Development Corp.	2,847	2,684,301
Sumitomo Realty & Development Co. Ltd.	949,000	14,425,635
Tokyo Tatemono Co. Ltd.	949,000	4,473,836
Tokyu Land Corp.	949,000	3,936,975

		131,653,421
REAL ESTATE INVESTMENT TRUSTS—0.55%
Japan Prime Realty Investment Corp.	949	1,856,145
Japan Real Estate Investment Corp.	949	7,297,323
Japan Retail Fund Investment Corp.	949	4,334,650
Nippon Building Fund Inc.	1,191	10,480,750
Nomura Real Estate Office Fund Inc.	949	5,597,266

		29,566,134
RETAIL—2.98%
ABC-Mart Inc.	94,900	2,127,557
AEON Co. Ltd.	1,613,300	14,923,722
Citizen Watch Co. Ltd.	854,100	4,294,882
FamilyMart Co. Ltd.	189,800	5,537,614
Fast Retailing Co. Ltd.	94,900	11,224,357
Isetan Mitsukoshi Holdings Ltd.(a)	949,060	8,451,113
J. Front Retailing Co. Ltd.	1,089,000	4,449,322
Lawson Inc.	189,800	7,873,951
Marui Group Co. Ltd.	664,300	3,897,208
McDonald’s Holdings Co. (Japan) Ltd.	189,800	3,720,243
Nitori Co. Ltd.	94,900	5,736,452

Seven & I Holdings Co. Ltd.	2,182,780	52,594,353
Shimamura Co. Ltd.	47,700	3,657,891
Takashimaya Co. Ltd.	949,000	5,965,114
UNY Co. Ltd.	949,000	7,456,393
USS Co. Ltd.	75,920	4,294,882
Yamada Denki Co. Ltd.	218,270	12,439,252

		158,644,306
SEMICONDUCTORS—0.93%
Elpida Memory Inc.(a)(b)	284,700	2,913,958
Rohm Co. Ltd.	285,100	18,487,968
Shinko Electric Industries Co. Ltd.	189,800	2,171,302
Sumco Corp.	284,700	4,381,377
Tokyo Electron Ltd.	474,552	21,675,624

		49,630,229
SHIPBUILDING—0.09%
Mitsui Engineering & Shipbuilding Co. Ltd.	1,898,000	4,553,371

		4,553,371
SOFTWARE—0.27%
Konami Corp.	284,700	5,249,301
Nomura Research Institute Ltd.	189,800	3,483,627
Oracle Corp.	94,900	3,380,232
Square Enix Holdings Co. Ltd.	94,900	2,092,761

		14,205,921
STORAGE & WAREHOUSING—0.06%
Mitsubishi Logistics Corp.	319,000	3,355,256

		3,355,256
TELECOMMUNICATIONS—3.25%
Hikari Tsushin Inc.	94,900	2,137,499
KDDI Corp.	7,592	39,608,360
Nippon Telegraph and Telephone Corp.	1,428,000	59,241,318
NTT Data Corp.	2,847	8,446,602
NTT DoCoMo Inc.	42,705	63,752,161

		173,185,940
TEXTILES—0.91%
Kuraray Co. Ltd.	949,000	9,484,532
Mitsubishi Rayon Co. Ltd.(a)	949,000	2,545,115
Nisshinbo Holdings Inc.	949,000	9,772,846
Teijin Ltd.	2,847,000	7,754,649
Toray Industries Inc.(a)	3,796,000	18,730,460

		48,287,602
TOYS, GAMES & HOBBIES—1.44%
Nintendo Co. Ltd.	284,700	76,949,977

		76,949,977
TRANSPORTATION—4.69%
Central Japan Railway Co.	4,751	30,361,008
East Japan Railway Co.	952,000	56,648,264
Hankyu Hanshin Holdings Inc.	2,852,800	13,956,918
Kawasaki Kisen Kaisha Ltd.	1,898,000	8,569,881
Keihin Electric Express Railway Co. Ltd.	953,000	7,298,130
Keio Corp.	1,898,000	11,234,299
Kintetsu Corp.(a)	4,749,000	21,243,759
Mitsui O.S.K. Lines Ltd.	2,847,000	20,162,087
Nippon Express Co. Ltd.	1,898,000	8,013,137
Nippon Yusen Kabushiki Kaisha	2,847,000	13,600,461
Odakyu Electric Railway Co. Ltd.	949,000	8,112,556
Tobu Railway Co. Ltd.	1,898,000	10,319,648

Tokyu Corp.	2,847,000	12,854,822
West Japan Railway Co.	4,745	15,509,298
Yamato Holdings Co. Ltd.	949,000	11,761,217

		249,645,485
VENTURE CAPITAL—0.05%
JAFCO Co. Ltd.	94,900	2,898,051

		2,898,051

TOTAL COMMON STOCKS
(Cost: $7,046,629,562)		5,278,177,134

Security	Shares	Value

SHORT-TERM INVESTMENTS—2.78%

MONEY MARKET FUNDS—2.78%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.45%(c)(d)(e)	125,855,666	125,855,666
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.34%(c)(d)(e)	18,716,506	18,716,506
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.10%(c)(d)	3,418,235	3,418,235

		147,990,407

TOTAL SHORT-TERM INVESTMENTS
(Cost: $147,990,407)		147,990,407

TOTAL INVESTMENTS IN SECURITIES—101.84%
(Cost: $7,194,619,969)		5,426,167,541
Other Assets, Less Liabilities—(1.84)%		(97,910,558)

NET ASSETS—100.00%		$5,328,256,983

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

May 31, 2009

Security	Shares	Value

COMMON STOCKS—98.68%

ADVERTISING—0.35%
Asatsu-DK Inc.	2,800	$56,290
Moshi Moshi Hotline Inc.	2,100	38,302

		94,592
AEROSPACE & DEFENSE—0.15%
Japan Aviation Electronics Industry Ltd.	7,000	41,580

		41,580
AGRICULTURE—0.47%
Hokuto Corp.	2,100	41,360
Sakata Seed Corp.	6,300	86,922

		128,282
APPAREL—1.13%
Descente Ltd.	7,000	31,533
Gunze Ltd.	14,000	48,546
Japan Wool Textile Co. Ltd. (The)	7,000	41,433
Katakura Industries Co. Ltd.	2,800	23,349
Sanyo Shokai Ltd.	7,000	24,200
Tokyo Style Co. Ltd.	7,000	53,386
Wacoal Holdings Corp.	7,000	85,286

		307,733
AUTO MANUFACTURERS—0.69%
Kanto Auto Works Ltd.	4,200	38,764
Nissan Shatai Co. Ltd.	7,000	51,846
Shinmaywa Industries Ltd.	14,000	46,346
Toyota Auto Body Co. Ltd.	3,500	50,856

		187,812
AUTO PARTS & EQUIPMENT—3.21%
Aisan Industry Co. Ltd.	2,100	13,574
Akebono Brake Industry Co. Ltd.(a)	5,600	26,869
Calsonic Kansei Corp.	14,000	28,013
Exedy Corp.	2,800	54,354
FCC Co. Ltd.	3,500	43,890
Futaba Industrial Co. Ltd.	4,200	17,424
Kayaba Industry Co. Ltd.	14,000	25,960
Keihin Corp.	3,500	46,383
Koito Manufacturing Co. Ltd.	7,000	71,206
Musashi Seimitsu Industry Co. Ltd.	2,100	31,592
Nifco Inc.	3,500	46,346
Nissin Kogyo Co. Ltd.	3,500	42,753
Press Kogyo Co. Ltd.	7,000	12,760
Riken Corp.	14,000	37,400
Sanden Corp.(b)	14,000	29,333
Showa Corp.	5,600	24,464

T.RAD Co. Ltd.	7,000	14,373
Takata Corp.	2,800	42,269
Tokai Rika Co. Ltd.	700	10,487
Topre Corp.	5,600	45,056
Toyo Tire & Rubber Co. Ltd.(b)	14,000	32,560
TS Tech Co. Ltd.	4,200	56,188
Unipres Corp.	2,800	28,042
Yokohama Rubber Co. Ltd. (The)	21,000	94,600

		875,896
BANKS—10.97%
Aichi Bank Ltd. (The)	700	53,020
Akita Bank Ltd. (The)	21,000	72,600
Aomori Bank Ltd. (The)	14,000	55,146
Awa Bank Ltd. (The)	21,000	122,759
Bank of Ikeda Ltd. (The)(b)	1,400	55,733
Bank of Iwate Ltd. (The)	1,400	75,093
Bank of Nagoya Ltd. (The)	14,000	63,800
Bank of Okinawa Ltd. (The)	2,100	71,500
Bank of Saga Ltd. (The)	14,000	41,800
Bank of the Ryukyus Ltd.	3,500	29,993
Chiba Kogyo Bank Ltd. (The)(b)	3,500	35,860
Chukyo Bank Ltd. (The)	14,000	45,320
Daishi Bank Ltd. (The)	28,000	107,066
Ehime Bank Ltd. (The)	14,000	35,493
Eighteenth Bank Ltd. (The)	14,000	43,413
Fukui Bank Ltd. (The)	28,000	91,520
Higashi-Nippon Bank Ltd. (The)	14,000	32,266
Higo Bank Ltd. (The)	14,000	77,293
Hokkoku Bank Ltd. (The)	21,000	70,400
Hokuetsu Bank Ltd. (The)	21,000	40,480
Hyakugo Bank Ltd. (The)	21,000	104,059
Hyakujushi Bank Ltd. (The)	21,000	97,900
Juroku Bank Ltd. (The)	28,000	102,079
Kagoshima Bank Ltd. (The)	14,000	95,919
Kansai Urban Banking Corp.	14,000	29,040
Kanto Tsukuba Bank Ltd. (The)(b)	4,900	16,991
Keiyo Bank Ltd. (The)	21,000	91,960
Kiyo Holdings Inc.	56,000	65,706
Michinoku Bank Ltd. (The)	14,000	30,800
Mie Bank Ltd. (The)	7,000	22,293
Minato Bank Ltd. (The)(b)	14,000	19,360
Miyazaki Bank Ltd. (The)	14,000	56,613
Musashino Bank Ltd. (The)	2,800	81,106
Nanto Bank Ltd. (The)	21,000	113,079
Ogaki Kyoritsu Bank Ltd. (The)	21,000	95,699
Oita Bank Ltd. (The)	14,000	73,186
San-in Godo Bank Ltd. (The)	14,000	115,719
Shiga Bank Ltd. (The)	21,000	120,999
Shikoku Bank Ltd. (The)	14,000	51,333
Shonai Bank Ltd. (The)	7,000	13,347
Tochigi Bank Ltd. (The)	7,000	34,613
Toho Bank Ltd. (The)	21,000	81,840
Tokushima Bank Ltd. (The)	7,000	35,126
Tokyo Tomin Bank Ltd. (The)	2,800	45,642
Yachiyo Bank Ltd. (The)	1,400	41,653
Yamagata Bank Ltd. (The)	14,000	65,560
Yamanashi Chuo Bank Ltd. (The)	14,000	71,720

		2,993,897
BEVERAGES—0.66%
Kagome Co. Ltd.	6,300	98,669

Takara Holdings Inc.	14,000	81,693

		180,362
BIOTECHNOLOGY—0.18%
AnGes MG Inc.(b)	14	19,653
OncoTherapy Science Inc.	7	10,531
Takara Bio Inc.(b)	7	17,805

		47,989
BUILDING MATERIALS—1.33%
Central Glass Co. Ltd.	21,000	79,420
Chofu Seisakusho Co. Ltd.	2,100	40,524
Nichias Corp.	7,000	20,167
Sanwa Holdings Corp.	21,000	63,800
Sumitomo Osaka Cement Co. Ltd.	35,000	79,566
Takara Standard Co. Ltd.	14,000	80,080

		363,557
CHEMICALS—5.85%
Adeka Corp.	8,400	72,160
Aica Kogyo Co. Ltd.	7,000	68,786
Air Water Inc.	14,000	144,319
C. Uyemura & Co. Ltd.	700	20,460
Chugoku Marine Paints Ltd.	7,000	43,340
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	7,000	17,967
Earth Chemical Co. Ltd.	1,400	37,180
Fujimi Inc.	2,100	31,042
Ishihara Sangyo Kaisha Ltd.(b)	35,000	37,033
Lintec Corp.	4,200	68,772
Nihon Nohyaku Co. Ltd.(a)	7,000	64,900
Nihon Parkerizing Co. Ltd.	7,000	71,573
Nippon Carbon Co. Ltd.	14,000	38,573
Nippon Kayaku Co. Ltd.	14,000	86,386
Nippon Paint Co. Ltd.	21,000	97,459
Nippon Shokubai Co. Ltd.	7,000	54,340
Nippon Soda Co. Ltd.	14,000	61,160
Nippon Synthetic Chemical Industry Co. Ltd. (The)	7,000	30,800
NOF Corp.	14,000	52,800
Sakai Chemical Industry Co. Ltd.	7,000	25,300
Sumitomo Bakelite Co. Ltd.	21,000	93,720
Taiyo Ink Manufacturing Co. Ltd.	1,400	28,805
Takasago International Corp.	7,000	36,666
Toagosei Co. Ltd.	21,000	53,900
Tokai Carbon Co. Ltd.	14,000	67,173
Tokyo Ohka Kogyo Co. Ltd.	4,200	80,388
Toyo Ink Manufacturing Co. Ltd.	21,000	59,400
Zeon Corp.	14,000	51,626

		1,596,028
COMMERCIAL SERVICES—2.08%
Aeon Delight Co. Ltd.	1,400	21,589
Daiseki Co. Ltd.	2,860	56,118
Meitec Corp.	3,500	47,226
Nichii Gakkan Co.	4,200	35,508
Nishio Rent All Co. Ltd.	2,100	12,914
Nissha Printing Co. Ltd.	2,100	86,240
Park 24 Co. Ltd.	9,100	81,986
Pasona Group Inc.	28	15,371
Sohgo Security Services Co. Ltd.	5,600	50,922
So-net M3 Inc.	7	24,420

TKC Corp.	2,100	39,996
Toppan Forms Co. Ltd.	5,600	66,469
Zenrin Co. Ltd.	2,100	30,382

		569,141
COMPUTERS—0.76%
CSK Holdings Corp.(b)	1,400	5,999
DTS Corp.	2,800	27,690
Hitachi Information Systems Ltd.	2,100	41,558
Ines Corp.	1,400	8,433
Net One Systems Co. Ltd.	49	78,386
NS Solutions Corp.	2,100	28,820
Vic Tokai Corp.	1,400	15,400

		206,286
COSMETICS & PERSONAL CARE—1.10%
Aderans Holdings Co. Ltd.	3,500	37,766
Fancl Corp.	3,500	41,176
Kose Corp.	2,800	58,960
Lion Corp.	14,000	63,653
Mandom Corp.	2,800	63,360
Pigeon Corp.	1,400	35,420

		300,335
DISTRIBUTION & WHOLESALE—2.39%
Doshisha Co. Ltd.	2,100	28,072
F&A Aqua Holdings Inc.	1,400	15,693
Hanwa Co. Ltd.	21,000	87,340
Inaba Denki Sangyo Co. Ltd.	2,800	63,506
Itochu Enex Co. Ltd.	7,700	48,884
Iwatani Corp.	28,000	77,440
Japan Pulp & Paper Co. Ltd.	14,000	40,920
Japan Wind Development Co. Ltd.	7	27,647
JFE Shoji Holdings Inc.	7,000	25,447
Kanematsu Corp.(b)	42,000	38,720
Matsuda Sangyo Co. Ltd.	1,560	22,586
Nagase & Co. Ltd.	7,000	65,926
Nippon Gas Co. Ltd.	4,200	62,084
Sumikin Bussan Corp.	7,000	17,600
Trusco Nakayama Corp.	2,100	30,162

		652,027
DIVERSIFIED FINANCIAL SERVICES—2.43%
AIFUL Corp.	1,400	4,385
Aizawa Securities Co. Ltd.	4,200	9,768
Cedyna Financial Corp.(b)	10,500	24,090
Century Tokyo Leasing Corp.	4,480	40,926
Fuyo General Lease Co. Ltd.	1,400	28,717
Hitachi Credit Corp.	3,500	40,626
IBJ Leasing Co. Ltd.	2,100	26,532
Ichiyoshi Securities Co. Ltd.	4,200	30,360
Jaccs Co. Ltd.	14,000	28,160
Japan Securities Finance Co. Ltd.	7,700	53,320
Marusan Securities Co. Ltd.	6,300	37,620
Mizuho Investors Securities Co. Ltd.(b)	28,000	31,093
Okasan Securities Group Inc.	14,000	62,626
Orient Corp.(b)	17,500	20,167
Osaka Securities Exchange Co. Ltd.	21	97,900
Ricoh Leasing Co. Ltd.	2,100	36,938
SPARX Group Co. Ltd.(b)	77	12,261
Takefuji Corp.	4,130	23,753
Tokai Tokyo Financial Holdings Inc.	14,000	40,480

Toyo Securities Co. Ltd.(b)	7,000	13,933

		663,655
ELECTRIC—0.27%
Okinawa Electric Power Co. Inc. (The)	1,400	73,920

		73,920
ELECTRICAL COMPONENTS & EQUIPMENT—1.43%
Fujikura Ltd.	28,000	128,186
Funai Electric Co. Ltd.	2,100	75,900
Hitachi Cable Ltd.	14,000	45,466
Nippon Signal Co. Ltd. (The)	1,400	10,721
Sinfonia Technology Co. Ltd.	14,000	33,880
Takaoka Electric Manufacturing Co. Ltd.	7,000	21,267
Tokyo Rope Manufacturing Co. Ltd.	7,000	19,433
Toshiba Tec Corp.	14,000	56,906

		391,759
ELECTRONICS—5.78%
Alps Electric Co. Ltd.	9,100	48,715
Anritsu Corp.	14,000	53,533
Chiyoda Integre Co. Ltd.	2,100	23,320
CMK Corp.	4,900	36,446
Cosel Co. Ltd.	3,500	30,213
Dainippon Screen Manufacturing Co. Ltd.(b)	21,000	55,440
Eizo Nanao Corp.	2,100	39,314
Fujitsu General Ltd.	7,000	21,707
Furuno Electric Co. Ltd.	2,800	14,579
Futaba Corp.	3,500	69,043
Hamamatsu Photonics K.K.	5,600	109,882
HORIBA Ltd.	2,800	67,613
Hosiden Corp.	5,600	75,680
JEOL Ltd.	7,000	23,833
Kaga Electronics Co. Ltd.	3,500	34,870
Koa Corp.	4,900	30,081
Kuroda Electric Co. Ltd.	3,500	33,586
Macnica Inc.	2,100	28,182
Meiko Electronics Co. Ltd.	700	11,623
Micronics Japan Co. Ltd.	1,400	18,157
NEC Tokin Corp.(b)	7,000	16,940
Nichicon Corp.	6,300	68,970
Nihon Dempa Kogyo Co. Ltd.	1,400	27,001
Nippon Chemi-Con Corp.	14,000	41,946
Nitto Kogyo Corp.	2,800	22,704
Ryosan Co. Ltd.	4,200	94,600
Sanyo Denki Co. Ltd.	7,000	19,580
Sodick Co. Ltd.	6,300	15,444
Star Micronics Co. Ltd.	4,200	39,248
Taiyo Yuden Co. Ltd.	7,000	72,673
Tamura Corp.	7,000	22,587
Tokyo Seimitsu Co. Ltd.	3,500	42,790
Toyo Corp.	3,500	34,320
ULVAC Inc.	2,800	56,789
Wacom Co. Ltd.	35	59,840
Yamatake Corp.	5,600	115,573

		1,576,822
ENGINEERING & CONSTRUCTION—5.09%
Chiyoda Corp.	14,000	120,119
Chudenko Corp.	2,800	40,480
COMSYS Holdings Corp.	14,000	146,813

Hitachi Plant Engineering & Construction Co. Ltd.	7,000	36,520
Japan Airport Terminal Co. Ltd.	5,600	70,048
Kandenko Co. Ltd.	7,000	49,133
Kyowa Exeo Corp.	7,000	66,660
Maeda Corp.	21,000	79,420
Maeda Road Construction Co. Ltd.	7,000	63,360
Nippo Corp.	7,000	63,433
Nippon Road Co. Ltd. (The)	7,000	20,313
Nishimatsu Construction Co. Ltd.	28,000	40,773
Okumura Corp.	14,000	52,800
Penta-Ocean Construction Co. Ltd.(b)	24,500	35,420
Shinko Plantech Co. Ltd.	4,200	39,336
SHO-BOND Holdings Co. Ltd.	2,800	52,301
Taihei Kogyo Co. Ltd.	7,000	22,073
Taikisha Ltd.	3,500	37,730
Takasago Thermal Engineering Co. Ltd.	7,000	55,366
Takuma Co. Ltd.(b)	7,000	14,740
Toa Corp.	14,000	18,920
Toda Corp.	21,000	86,680
Tokyu Construction Co. Ltd.(b)	8,820	26,149
Toshiba Plant Systems & Services Corp.	7,000	77,660
Toyo Construction Co. Ltd.	35,000	22,733
Toyo Engineering Corp.	14,000	49,866

		1,388,846
ENTERTAINMENT—0.82%
Avex Group Holdings Inc.	3,500	32,340
Resorttrust Inc.	3,500	33,550
Shochiku Co. Ltd.	7,000	51,846
Toei Co. Ltd.	7,000	30,067
Tokyotokeiba Co. Ltd.	14,000	21,267
Yomiuri Land Co. Ltd.	7,000	21,340
Yoshimoto Kogyo Co. Ltd.	3,500	33,366

		223,776
ENVIRONMENTAL CONTROL—0.15%
Asahi Holdings Inc.(b)	2,100	39,908

		39,908
FOOD—3.92%
Ariake Japan Co. Ltd.	2,100	31,900
Ezaki Glico Co. Ltd.	7,000	67,246
Fuji Oil Co. Ltd.	8,400	95,040
House Foods Corp.	6,300	94,182
Itoham Foods Inc.	14,000	48,840
J-Oil Mills Inc.	7,000	23,320
Kato Sangyo Co. Ltd.	700	10,421
Maruha Nichiro Holdings Inc.	35,000	53,533
Mitsui Sugar Co. Ltd.	7,000	20,093
Morinaga & Co. Ltd.	28,000	56,906
Morinaga Milk Industry Co. Ltd.	21,000	71,500
Nichirei Corp.	21,000	80,740
Nippon Beet Sugar Manufacturing Co. Ltd.	14,000	32,120
Nippon Flour Mills Co. Ltd.	14,000	61,160
Nippon Suisan Kaisha Ltd.	20,300	56,569
Nisshin OilliO Group Ltd. (The)	14,000	72,306
Prima Meat Packers Ltd.	14,000	17,747
Q.P. Corp.	8,400	84,040
Snow Brand Milk Products Co. Ltd.	17,500	51,700
Unicharm Petcare Corp.	1,400	40,186

		1,069,549

FOREST PRODUCTS & PAPER—1.35%
Daio Paper Corp.	7,000	63,506
Hokuetsu Paper Mills Ltd.	10,500	47,080
Mitsubishi Paper Mills Ltd.	28,000	41,653
Rengo Co. Ltd.	21,000	115,719
Sumitomo Forestry Co. Ltd.	14,000	100,466

		368,424
GAS—0.46%
Saibu Gas Co. Ltd.	42,000	108,239
Shizuoka Gas Co. Ltd.	3,500	18,627

		126,866
HAND & MACHINE TOOLS—1.37%
DISCO Corp.	2,100	73,920
Hitachi Koki Co. Ltd.	4,900	48,561
Meidensha Corp.	21,000	84,480
Mori Seiki Co. Ltd.	7,000	77,586
OSG Corp.	7,700	54,046
Union Tool Co.	1,400	36,226

		374,819
HEALTH CARE - PRODUCTS—1.57%
Hogy Medical Co. Ltd.	1,400	74,653
Nakanishi Inc.	700	43,706
Nihon Kohden Corp.	3,500	43,413
Nipro Corp.	7,000	130,239
Paramount Bed Co. Ltd.	700	9,489
Sysmex Corp.	2,800	96,506
Topcon Corp.(a)	5,600	31,797

		429,803
HOME BUILDERS—0.48%
Haseko Corp.(b)	80,500	65,780
PanaHome Corp.	7,000	40,333
Token Corp.	840	23,804

		129,917
HOME FURNISHINGS—1.32%
Alpine Electronics Inc.	4,200	38,280
Canon Electronics Inc.	2,100	28,754
Daiwa Industries Ltd.	7,000	28,746
Foster Electric Co. Ltd.	2,100	24,420
France Bed Holdings Co. Ltd.	14,000	18,333
Hitachi Maxell Ltd.	4,200	50,556
Juki Corp.	14,000	19,360
JVC KENWOOD Holdings Inc.(b)	68,600	50,306
Nidec Sankyo Corp.	7,000	31,020
Noritz Corp.	2,800	35,170
Pioneer Corp.(b)	11,900	34,283

		359,228
HOUSEHOLD PRODUCTS & WARES—0.09%
Pilot Corp.	21	24,530

		24,530
HOUSEWARES—0.44%
Noritake Co. Ltd.	14,000	42,386
Sangetsu Co. Ltd.	3,500	77,366

		119,752

INSURANCE—0.04%
Fuji Fire & Marine Insurance Co. Ltd. (The)(b)	7,000	9,973

		9,973
INTERNET—1.68%
Access Co. Ltd.(b)	21	47,828
CyberAgent Inc.	49	35,728
Dwango Co. Ltd.	7	11,389
eAccess Ltd.	119	97,115
En-Japan Inc.	14	12,540
GMO Internet Inc.	4,900	19,609
Gourmet Navigator Inc.	14	34,584
Internet Initiative Japan Inc.	14	22,675
kabu.com Securities Co. Ltd.	35	39,600
Kakaku.com Inc.	14	51,773
Monex Group Inc.	98	36,498
Opt Inc.	7	9,900
So-net Entertainment Corp.	14	29,846
VeriSign Japan K.K.	28	11,015

		460,100
IRON & STEEL—1.57%
Aichi Steel Corp.	14,000	55,146
Godo Steel Ltd.	14,000	44,733
Kyoei Steel Ltd.	1,400	37,326
Mitsubishi Steel Manufacturing Co. Ltd.	14,000	33,733
Nakayama Steel Works Ltd.	7,000	16,280
Nippon Metal Industry Co. Ltd.(a)	14,000	29,186
Nippon Yakin Kogyo Co. Ltd.	10,500	45,320
Sanyo Special Steel Co. Ltd.	14,000	58,373
TOPY Industries Ltd.	21,000	36,300
Yodogawa Steel Works Ltd.	14,000	73,186

		429,583
LEISURE TIME—1.61%
Accordia Golf Co. Ltd.	56	44,234
Aruze Corp.(b)	2,100	18,876
Daiichikosho Co. Ltd.	4,200	41,316
Fields Corp.	14	20,372
Heiwa Corp.	4,900	56,056
HIS Co. Ltd.	2,800	49,309
Mars Engineering Corp.	1,400	39,893
Mizuno Corp.	7,000	32,193
Pacific Golf Group International Holdings K.K.	49	28,746
Roland Corp.	2,100	23,672
Round One Corp.	4,200	38,896
Tokyo Dome Corp.	14,000	46,493

		440,056
LODGING—0.11%
Fujita Kanko Inc.	7,000	30,140

		30,140
MACHINERY—4.06%
Aida Engineering Ltd.	7,000	23,173
Chugai Ro Co. Ltd.	7,000	19,800
CKD Corp.	6,300	33,000
Daifuku Co. Ltd.	7,000	50,746
Daihen Corp.	14,000	47,960
Fuji Machine Manufacturing Co. Ltd.	4,200	55,484
Furukawa Co. Ltd.	28,000	29,333
Harmonic Drive Systems Inc.	7	17,417

Iseki & Co. Ltd.(b)	21,000	69,740
Komori Corp.	5,600	67,114
Makino Milling Machine Co. Ltd.	7,000	23,100
Max Co. Ltd.	7,000	75,900
Miura Co. Ltd.	2,800	60,133
Modec Inc.	2,100	36,256
Nabtesco Corp.	7,000	62,480
Nippon Sharyo Ltd.	7,000	40,333
Nippon Thompson Co. Ltd.	7,000	35,640
Obara Corp.	1,400	10,296
Okuma Corp.	14,000	64,826
Shima Seiki Manufacturing Ltd.	2,100	53,790
Sintokogio Ltd.	5,600	43,002
Tadano Ltd.	7,000	36,373
Takeuchi Manufacturing Co. Ltd.	1,400	12,760
Toshiba Machine Co. Ltd.	14,000	53,973
Toyo Kanetsu K.K.	21,000	39,160
Tsubakimoto Chain Co.	14,000	47,813

		1,109,602
MACHINERY - DIVERSIFIED—0.39%
Ebara Corp.(b)	35,000	107,066

		107,066
MANUFACTURING—1.56%
Amano Corp.	7,000	66,000
Glory Ltd.	5,600	110,175
Kureha Corp.	14,000	61,600
Nikkiso Co. Ltd.	7,000	48,473
Nitta Corp.	2,800	39,746
Tamron Co. Ltd.	1,400	15,811
Tenma Corp.	2,800	29,098
Tokai Rubber Industries Ltd.	2,800	27,925
Toyo Tanso Co. Ltd.	700	28,527

		427,355
MEDIA—0.46%
Gakken Co. Ltd.	7,000	12,833
Kadokawa Group Holdings Inc.	2,100	43,912
SKY Perfect JSAT Holdings Inc.	140	55,220
Usen Corp.(b)	10,018	14,378

		126,343
METAL FABRICATE & HARDWARE—1.49%
Kitz Corp.	7,000	23,393
Misumi Group Inc.	7,000	96,140
Nachi-Fujikoshi Corp.	21,000	40,480
Neturen Co. Ltd.	4,200	34,144
Oiles Corp.	3,580	51,194
Onoken Co. Ltd.	1,400	14,227
Ryobi Ltd.	14,000	38,866
Tocalo Co. Ltd.	2,100	28,930
Toho Zinc Co. Ltd.	14,000	58,520
Yamezen Corp.	6,300	20,460

		406,354
MINING—1.24%
Nippon Coke & Engineering Co. Ltd.	17,500	21,633
Nippon Denko Co. Ltd.	7,000	38,573
Nippon Light Metal Co. Ltd.(b)	56,000	58,666
Nittetsu Mining Co. Ltd.	7,000	31,753

Pacific Metals Co. Ltd.	14,000	111,173
Sumitomo Light Metal Industries Ltd.(b)	35,000	40,333
Toho Titanium Co. Ltd.	2,100	36,564

		338,695
OFFICE & BUSINESS EQUIPMENT—0.11%
Canon Finetech Inc.	2,800	30,653

		30,653
OFFICE FURNISHINGS—0.42%
Itoki Corp.	4,900	13,193
Kokuyo Co. Ltd.	8,400	64,680
Okamura Corp.	7,000	36,740

		114,613
OIL & GAS—0.14%
AOC Holdings Inc.	4,200	39,072

		39,072
PACKAGING & CONTAINERS—0.38%
FP Corp.	1,400	66,733
Fuji Seal International Inc.	2,100	36,168

		102,901
PHARMACEUTICALS—2.77%
EPS Co. Ltd.	7	26,987
Kaken Pharmaceutical Co. Ltd.	7,000	62,186
Kobayashi Pharmaceutical Co. Ltd.	2,800	100,319
Miraca Holdings Inc.	4,900	111,136
Mochida Pharmaceutical Co. Ltd.	7,000	65,706
Nichi-Iko Pharmaceutical Co. Ltd.	2,100	61,930
Nippon Shinyaku Co. Ltd.	7,000	81,693
Rohto Pharmaceutical Co. Ltd.	7,000	70,913
Sawai Pharmaceutical Co. Ltd.	1,400	73,773
Seikagaku Corp.	3,500	35,566
Toho Holdings Co. Ltd.	3,500	35,016
Towa Pharmaceutical Co. Ltd.	700	30,873

		756,098
REAL ESTATE—0.99%
Daibiru Corp.	4,900	41,066
Daikyo Inc.(b)	21,000	34,100
Goldcrest Co. Ltd.	1,820	45,760
Heiwa Real Estate Co. Ltd.	14,000	40,773
Sankei Building Co. Ltd. (The)	2,800	14,285
Shoei Co. Ltd.	2,800	22,323
Sumitomo Real Estate Sales Co. Ltd.	700	30,800
TOC Co. Ltd.	7,000	26,326
Tokyu Livable Inc.	2,100	14,916

		270,349
REAL ESTATE INVESTMENT TRUSTS—3.69%
DA Office Investment Corp.	21	39,820
Frontier Real Estate Investment Corp.	14	75,826
Fukuoka REIT Corp.	7	28,673
Global One Real Estate Investment Corp.	7	46,640
Hankyu REIT Inc.	7	29,993
Japan Excellent Inc.	14	55,880
Japan Logistics Fund Inc.	14	86,093
Kenedix Realty Investment Corp.	14	37,224
MID REIT Inc.	14	28,644
Mori Hills REIT Investment Corp.	7	22,220

MORI TRUST Sogo REIT Inc.	14	104,133
Nippon Accommodations Fund Inc.	14	61,160
Nippon Commercial Investment Corp.	28	32,589
Nippon Residential Investment Corp.	21	35,706
ORIX JREIT Inc.	21	92,620
Premier Investment Corp.	14	48,693
TOKYU REIT Inc.	14	68,053
Top REIT Inc.	14	51,040
United Urban Investment Corp.	14	61,306

		1,006,313
RETAIL—9.38%
Alpen Co. Ltd.	700	11,594
Aoki Holdings Inc.	2,100	22,088
Aoyama Trading Co. Ltd.	5,600	94,805
Arcs Co. Ltd.	2,800	38,720
Askul Corp.	2,100	31,284
Autobacs Seven Co. Ltd.	3,500	116,233
Best Denki Co. Ltd.	7,000	29,846
BIC Camera Inc.	63	19,701
Cawachi Ltd.	1,400	26,077
Chiyoda Co. Ltd.	2,800	40,920
Circle K Sunkus Co. Ltd.	4,200	59,840
Colowide Co. Ltd.	3,500	19,800
Culture Convenience Club Co. Ltd.	9,100	74,741
Daiei Inc. (The)(a)(b)	6,300	30,360
DCM Japan Holdings Co. Ltd.	6,300	35,640
Don Quijote Co. Ltd.	4,200	73,260
Doutor Nichires Holdings Co. Ltd.	4,200	57,244
Duskin Co. Ltd.	4,900	83,057
EDION Corp.	7,000	45,100
GEO Corp.	42	28,732
H2O Retailing Corp.	14,000	82,133
Heiwado Co. Ltd.	3,500	42,680
Izumi Co. Ltd.	5,600	66,352
Izumiya Co. Ltd.	7,000	37,253
Joshin Denki Co. Ltd.(a)	7,000	49,573
Keiyo Co. Ltd.	3,500	17,343
Kisoji Co. Ltd.	3,500	69,116
Kohnan Shoji Co. Ltd.	2,100	19,052
Komeri Co. Ltd.	2,800	62,626
K’s Holdings Corp.	3,500	76,816
Maruetsu Inc. (The)	7,000	30,946
Matsumotokiyoshi Co. Ltd.	4,200	84,832
Matsuya Co. Ltd.(a)	2,800	33,293
Megane Top Co. Ltd.	1,400	19,873
Nishimatsuya Chain Co. Ltd.	4,900	39,834
Nissen Holdings Co. Ltd.	4,900	21,406
Parco Co. Ltd.	7,000	54,120
Paris Miki Holdings Inc.	3,500	33,550
Plenus Co. Ltd.	2,800	41,096
Point Inc.	1,260	59,532
Right On Co. Ltd.	2,100	16,500
Ryohin Keikaku Co. Ltd.	2,100	80,740
Saizeriya Co. Ltd.	2,800	33,058
San-A & Co. Ltd.	700	20,753
Sankyo-Tateyama Holdings Inc.(b)	35,000	27,866
Seiko Corp.	7,000	19,067
Senshukai Co. Ltd.	4,200	27,500
Shimachu Co. Ltd.	4,200	83,688
St. Marc Holdings Co. Ltd.	700	20,607
Sugi Pharmacy Co. Ltd.	2,800	56,085

Sundrug Co. Ltd.	2,800	56,173
Tsuruha Holdings Inc.	1,400	40,333
Valor Co. Ltd.	3,500	26,583
Watami Co. Ltd.	2,800	53,856
Xebio Co. Ltd.	2,100	38,962
Yoshinoya Holdings Co. Ltd.	42	46,200
Zensho Co. Ltd.	6,300	32,736

		2,561,175
SEMICONDUCTORS—0.45%
Megachips Corp.	1,400	24,977
Mimasu Semiconductor Industry Co. Ltd.	2,100	24,508
NEC Electronics Corp.(b)	1,400	14,329
Sanken Electric Co. Ltd.	7,000	29,113
Shindengen Electric Manufacturing Co. Ltd.	14,000	29,480

		122,407
SHIPBUILDING—0.51%
Hitachi Zosen Corp.(b)	73,500	83,930
Namura Shipbuilding Co. Ltd.	4,200	22,792
Sasebo Heavy Industries Co. Ltd.	14,000	31,386

		138,108
SOFTWARE—1.36%
Capcom Co. Ltd.	4,200	81,840
Fuji Soft Inc.(a)	2,800	52,008
Hitachi Software Engineering Co. Ltd.	2,800	43,413
Nihon Unisys Ltd.	5,600	41,594
NSD Co. Ltd.	3,500	32,376
Obic Business Consultants Co. Ltd.	700	26,840
Sumisho Computer Systems Corp.	2,100	29,832
Tecmo Koei Holdings Co. Ltd.(b)	2,100	15,378
Trans Cosmos Inc.(a)(b)	2,800	26,077
Works Applications Co. Ltd.	35	21,157

		370,515
STORAGE & WAREHOUSING—0.50%
Mitsui-Soko Co. Ltd.	14,000	52,946
Shibusawa Warehouse Co. Ltd. (The)	7,000	27,720
Sumitomo Warehouse Co. Ltd. (The)	14,000	57,200

		137,866
TELECOMMUNICATIONS—1.36%
Denki Kogyo Co. Ltd.	7,000	37,693
Hitachi Kokusai Electric Inc.	7,000	44,953
IT Holdings Corp.	6,448	105,513
Japan Radio Co. Ltd.	7,000	18,480
MTI Ltd.	7	13,860
Oki Electric Industry Co. Ltd.(b)	70,000	73,333
Okinawa Cellular Telephone Co.	14	24,611
Telepark Corp.	21	27,302
Uniden Corp.(b)	7,000	26,326

		372,071
TEXTILES—1.01%
Daiwabo Co. Ltd.	14,000	38,866
Kurabo Industries Ltd.	21,000	34,760
Nitto Boseki Co. Ltd.	28,000	49,866
Seiren Co. Ltd.	5,600	24,992
Toyobo Co. Ltd.	56,000	83,893
Unitika Ltd.(b)	49,000	44,146

		276,523

TOYS, GAMES & HOBBIES—0.28%
Sanrio Co. Ltd.	4,200	33,880
Tomy Co. Ltd.	7,000	41,580

		75,460
TRANSPORTATION—2.83%
Daiichi Chuo Kisen Kaisha	14,000	43,560
Fukuyama Transporting Co. Ltd.	14,000	54,413
Hitachi Transport System Ltd.	4,200	54,032
Iino Kaiun Kaisha Ltd.	7,700	44,850
Inui Steamship Co. Ltd.	2,100	15,642
Kintetsu World Express Inc.	1,400	33,073
Nippon Konpo Unyu Soko Co. Ltd.	7,000	68,126
Nishi-Nippon Railroad Co. Ltd.	28,000	105,893
Sagami Railway Co. Ltd.	35,000	147,398
Sankyu Inc.	21,000	74,140
Seino Holdings Co. Ltd.	14,000	92,253
Shinwa Kaiun Kaisha Ltd.	7,000	21,487
Yusen Air & Sea Service Co. Ltd.	1,400	16,500

		771,367

TOTAL COMMON STOCKS
(Cost: $31,375,744)		26,937,849

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.60%

MONEY MARKET FUNDS—1.60%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.45%(c)(d)(e)	367,023	367,023
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.34%(c)(d)(e)	54,582	54,582
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.10%(c)(d)	16,065	16,065

		437,670

TOTAL SHORT-TERM INVESTMENTS
(Cost: $437,670)		437,670

TOTAL INVESTMENTS IN SECURITIES—100.28%
(Cost: $31,813,414)		27,375,519
Other Assets, Less Liabilities—(0.28)%		(77,050)

NET ASSETS—100.00%		$27,298,469

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI MALAYSIA INDEX FUND

May 31, 2009

Security	Shares	Value

COMMON STOCKS—99.54%

AGRICULTURE—11.88%
British American Tobacco (Malaysia) Bhd	815,800	$10,038,460
Genting Plantations Bhd	1,331,000	2,056,775
IOI Corp. Bhd	19,904,530	25,745,736
Kuala Lumpur Kepong Bhd	2,783,000	9,158,535

		46,999,506
AIRLINES—1.12%
AirAsia Bhd(a)	6,171,000	2,295,693
Malaysian Airline System Bhd	2,420,000	2,146,802

		4,442,495
AUTO PARTS & EQUIPMENT—1.24%
UMW Holdings Bhd	3,146,000	4,906,482

		4,906,482
BANKS—25.95%
Alliance Financial Group Bhd	5,324,000	3,306,075
AMMB Holdings Bhd	10,224,537	9,655,451
Bumiputra-Commerce Holdings Bhd	15,488,032	37,894,598
Hong Leong Bank Bhd	2,783,000	4,340,349
Malayan Banking Bhd	20,388,520	29,464,022
Public Bank Bhd	6,110,500	15,125,433
RHB Capital Bhd	2,480,500	2,910,302

		102,696,230
BUILDING MATERIALS—0.71%
Lafarge Malayan Cement Bhd	1,996,560	2,799,583

		2,799,583
COMMERCIAL SERVICES—2.06%
PLUS Expressways Bhd	8,651,500	8,169,967

		8,169,967
DIVERSIFIED FINANCIAL SERVICES—1.55%
Bursa Malaysia Bhd	1,936,000	3,961,196
Hong Leong Credit Bhd	1,512,500	2,164,115

		6,125,311
ELECTRIC—8.43%
Tenaga Nasional Bhd	11,253,050	26,244,773
YTL Power International Bhd	11,797,575	7,123,446

		33,368,219
ENGINEERING & CONSTRUCTION—6.20%
Gamuda Bhd	9,256,500	6,675,170
IJM Corp. Bhd	4,598,000	7,434,168
MMC Corp. Bhd(a)	4,416,500	2,237,003
YTL Corp. Bhd	4,295,588	8,174,463

		24,520,804

ENTERTAINMENT—2.59%
Berjaya Sports Toto Bhd	4,295,500	5,801,906
Tanjong PLC	1,149,500	4,440,764

		10,242,670
FOOD—2.34%
PPB Group Bhd	3,085,566	9,271,267

		9,271,267
GAS—2.06%
Petronas Gas Bhd	2,904,000	8,143,998

		8,143,998
HOLDING COMPANIES - DIVERSIFIED—9.01%
Sime Darby Bhd	17,303,025	35,650,817

		35,650,817
IRON & STEEL—1.11%
Parkson Holdings Bhd	2,964,500	4,411,332

		4,411,332
LODGING—8.76%
Genting Bhd	12,826,000	20,003,348
Genting Malaysia Bhd	18,573,500	14,669,584

		34,672,932
MEDIA—0.59%
Astro All Asia Networks PLC	2,783,000	2,349,363

		2,349,363
OIL & GAS—0.84%
Petronas Dagangan Bhd	1,452,000	3,303,305

		3,303,305
REAL ESTATE—2.51%
IGB Corp. Bhd	5,203,000	2,426,925
KLCC Property Holdings Bhd	2,722,500	2,430,734
SP Setia Bhd	4,719,000	5,077,533

		9,935,192
TELECOMMUNICATIONS—6.81%
Axiata Group Bhd(a)	13,975,500	9,158,362
DiGi.Com Bhd	1,996,500	13,254,772
Telekom Malaysia Bhd	6,050,000	4,535,985

		26,949,119
TRANSPORTATION—3.78%
MISC Bhd	6,413,000	14,956,632

		14,956,632

TOTAL COMMON STOCKS
(Cost: $247,354,764)		393,915,224

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.00%

MONEY MARKET FUNDS—0.00%
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.10%(b)(c)	412	412

		412

TOTAL SHORT-TERM INVESTMENTS
(Cost: $412)		412

TOTAL INVESTMENTS IN SECURITIES—99.54%
(Cost: $247,355,176)		393,915,636
Other Assets, Less Liabilities—0.46%		1,821,391

NET ASSETS—100.00%		$395,737,027

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI MEXICO INVESTABLE MARKET INDEX FUND

May 31, 2009

Security	Shares	Value

COMMON STOCKS—100.02%

BANKS—0.77%
Banco Compartamos SA de CV	1,690,000	$4,747,981

		4,747,981
BEVERAGES—9.04%
Coca-Cola FEMSA SAB de CV SP ADR	168,910	6,972,605
Fomento Economico Mexicano SAB de CV BD Units	10,579,408	34,455,142
Grupo Modelo SAB de CV Series C(a)	4,241,956	14,511,170

		55,938,917
BUILDING MATERIALS—4.95%
Cemex SAB de CV CPO(a)	31,689,569	30,615,499

		30,615,499
CHEMICALS—0.65%
Mexichem SAB de CV(b)	3,578,900	4,031,147

		4,031,147
DIVERSIFIED FINANCIAL SERVICES—6.37%
Bolsa Mexicana de Valores SAB de CV(a)(b)	1,504,100	1,325,173
Financiera Independencia SAB de CV(b)	441,242	226,213
Grupo Financiero Banorte SAB de CV Series O	9,447,100	22,422,624
Grupo Financiero Inbursa SAB de CV Series O	5,306,600	15,428,588

		39,402,598
ENGINEERING & CONSTRUCTION—4.36%
Carso Infraestructura y Construccion SAB de CV Series B1(a)(b)	5,712,200	3,036,962
Empresas ICA SAB de CV(a)(b)	3,058,974	5,998,877
Grupo Aeroportuario del Centro Norte SAB de CV	1,199,900	1,435,369
Grupo Aeroportuario del Pacifico SAB de CV Series B	3,802,500	7,965,286
Grupo Aeroportuario del Sureste SA de CV Series B SP ADR	224,263	7,797,625
Promotora y Operadora de Infraestructura SAB de CV(a)(b)	422,500	728,434

		26,962,553
ENVIRONMENTAL CONTROL—0.00%
Promotora Ambiental SAB de CV(a)(b)	33,800	32,218

		32,218
FOOD—3.50%
Alsea SAB de CV(a)(b)	2,484,345	1,394,422
Gruma SAB de CV Series B(a)(b)	1,470,369	1,614,851
Grupo Bimbo SAB de CV Series A(b)	3,515,200	18,659,628

		21,668,901

FOREST PRODUCTS & PAPER—2.83%
Kimberly-Clark de Mexico SAB de CV Series A(b)	4,529,200	17,513,079

		17,513,079
HOLDING COMPANIES - DIVERSIFIED—3.97%
Alfa SAB de CV Series A	2,332,200	6,336,109
Grupo Carso SAB de CV Series A1	6,404,830	18,217,859

		24,553,968
HOME BUILDERS—3.32%
Consorcio ARA SAB de CV(a)(b)	6,050,200	2,798,498
Corporacion Geo SAB de CV Series B(a)(b)	2,788,960	4,857,181
Desarrolladora Homex SAB de CV(a)	1,588,630	7,068,219
Sare Holding SAB de CV Series B(a)	963,300	299,242
Urbi Desarrollos Urbanos SAB de CV(a)	3,988,400	5,534,459

		20,557,599
HOUSEWARES—0.02%
Vitro SAB de CV Series A(a)	304,200	157,111

		157,111
IRON & STEEL—0.24%
Compania Minera Autlan SAB de CV Series B(b)	308,000	632,317
Grupo Simec SAB de CV Series B(a)(b)	405,600	872,735

		1,505,052
MACHINERY—0.27%
Industrias CH SAB de CV Series B(a)(b)	540,800	1,691,457

		1,691,457
MEDIA—5.69%
Grupo Televisa SAB CPO	8,568,399	30,157,380
Megacable Holdings SAB de CV CPO(a)(b)	1,825,200	2,498,062
TV Azteca SAB de CV CPO(b)	6,649,800	2,535,422

		35,190,864
MINING—5.16%
Grupo Mexico SAB de CV Series B	23,448,064	22,457,426
Industrias Penoles SAB de CV(b)	625,300	9,489,505

		31,946,931
PHARMACEUTICALS—0.06%
Genomma Lab Internacional SAB de CV Series B(a)(b)	371,800	352,421

		352,421
RETAIL—11.05%
Grupo Elektra SA de CV(b)	439,430	23,066,466
Grupo Famsa SAB de CV Series A(a)(b)	1,808,300	2,014,830
Wal-Mart de Mexico SAB de CV Series V(b)	14,736,800	43,305,177

		68,386,473
TELECOMMUNICATIONS—37.77%
America Movil SAB de CV Series L	78,669,540	149,257,770
Axtel SAB de CV CPO(a)(b)	7,131,800	3,992,129
Carso Global Telecom SAB de CV Series A1(a)(b)	5,864,331	21,931,807
Grupo Iusacell SA de CV(a)(b)	315,700	1,093,156
Maxcom Telecomunicaciones SAB de CV(a)(b)	608,600	286,590
Telefonos de Mexico SAB de CV Series L	38,853,100	32,224,502
Telmex Internacional SAB de CV Series L	44,869,500	24,980,039

		233,765,993

TOTAL COMMON STOCKS
(Cost: $904,965,244)		619,020,762

Security	Shares	Value

SHORT-TERM INVESTMENTS—8.97%

MONEY MARKET FUNDS—8.97%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.45%(c)(d)(e)	47,979,649	47,979,649
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.34%(c)(d)(e)	7,135,248	7,135,248
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.10%(c)(d)	421,103	421,103

		55,536,000

TOTAL SHORT-TERM INVESTMENTS
(Cost: $55,536,000)		55,536,000

TOTAL INVESTMENTS IN SECURITIES—108.99%
(Cost: $960,501,244)		674,556,762
Other Assets, Less Liabilities—(8.99)%		(55,616,407)

NET ASSETS—100.00%		$618,940,355

SP ADR  -  Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI NETHERLANDS INVESTABLE MARKET INDEX FUND

May 31, 2009

Security	Shares	Value

COMMON STOCKS—99.20%

BANKS—0.38%
SNS REAAL NV	66,402	$356,969

		356,969
BEVERAGES—4.83%
Heineken Holding NV	33,677	1,012,471
Heineken NV	98,770	3,520,265

		4,532,736
BIOTECHNOLOGY—0.70%
Crucell NV(a)	30,107	661,810

		661,810
BUILDING MATERIALS—0.07%
Wavin NV	19,992	65,085

		65,085
CHEMICALS—7.67%
Akzo Nobel NV	98,532	4,578,705
Koninklijke DSM NV	75,208	2,619,280

		7,197,985
COMMERCIAL SERVICES—1.97%
Brunel International NV	2,380	43,828
Randstad Holding NV(a)	47,243	1,450,747
USG People NV(a)	27,552	352,507

		1,847,082
DIVERSIFIED FINANCIAL SERVICES—0.43%
BinckBank NV	21,420	275,296
KAS Bank NV	7,735	131,382

		406,678
ELECTRICAL COMPONENTS & EQUIPMENT—0.47%
Draka Holding NV(a)	7,436	95,991
InnoConcepts NV(b)	17,374	80,416
TKH Group NV	18,445	261,080

		437,487
ELECTRONICS—7.04%
Koninklijke (Royal) Philips Electronics NV	352,359	6,610,885

		6,610,885
ENGINEERING & CONSTRUCTION—1.55%
Arcadis NV	22,491	350,184
Koninklijke BAM Groep NV	49,028	456,422
Koninklijke Boskalis Westminster NV	26,061	648,307

		1,454,913

FOOD—25.05%
CSM NV	35,938	523,436
Koninklijke Ahold NV	464,338	5,628,008
Koninklijke Wessanen NV	44,149	198,408
Nutreco Holding NV	16,303	671,975
Sligro Food Group NV	14,280	377,572
Super de Boer NV(a)	29,166	113,776
Unilever NV	668,542	15,996,995

		23,510,170
HOLDING COMPANIES - DIVERSIFIED—1.05%
Eriks NV	4,522	303,327
Imtech NV	30,583	609,505
Ordina NV(a)	16,195	77,595

		990,427
INSURANCE—13.28%
Aegon NV	637,245	3,960,631
ING Groep NV	809,438	8,503,527

		12,464,158
INVESTMENT COMPANIES—0.10%
Kardan NV	23,800	91,631

		91,631
LEISURE TIME—0.10%
Accell Group NV	2,737	93,443

		93,443
MANUFACTURING—0.77%
Aalberts Industries NV	41,294	404,471
Koninklijke Ten Cate NV	13,328	318,726

		723,197
MEDIA—7.39%
Reed Elsevier NV	342,482	4,123,906
Telegraaf Media Groep NV	7,259	131,003
Wolters Kluwer NV	141,253	2,679,150

		6,934,059
METAL FABRICATE & HARDWARE—0.04%
Advanced Metallurgical Group NV(a)(b)	5,593	35,039

		35,039
OFFICE & BUSINESS EQUIPMENT—0.24%
Oce NV	32,606	225,684

		225,684
OIL & GAS SERVICES—2.40%
Fugro NV CVA	28,322	1,174,790
SBM Offshore NV	64,022	1,077,471

		2,252,261
PHARMACEUTICALS—0.42%
Mediq NV	31,178	391,353

		391,353

REAL ESTATE INVESTMENT TRUSTS—3.28%
Corio NV	24,276	1,191,999
Eurocommercial Properties NV	16,303	523,596
VastNed Offices/Industrial NV	5,355	71,325
VastNed Retail NV	7,259	362,185
Wereldhave NV	11,781	926,903

		3,076,008
RETAIL—0.17%
Beter Bed Holding NV	4,760	60,638
Macintosh Retail Group NV	7,140	98,840

		159,478
SEMICONDUCTORS—4.61%
ASM International NV(a)	18,683	264,422
ASML Holding NV	197,778	4,063,400

		4,327,822
SOFTWARE—0.46%
Exact Holding NV	6,188	148,900
TomTom NV(a)	25,347	184,733
Unit 4 Agresso NV	6,545	100,052

		433,685
TELECOMMUNICATIONS—9.61%
Koninklijke KPN NV	686,987	9,017,998

		9,017,998
TRANSPORTATION—5.12%
Royal Vopak NV(a)	18,564	922,302
Smit Internationale NV	4,998	294,649
TNT NV	183,260	3,593,923

		4,810,874

TOTAL COMMON STOCKS
(Cost: $163,288,649)		93,108,917

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.17%

MONEY MARKET FUNDS—0.17%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.45%(c)(d)(e)	111,567	111,567
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.34%(c)(d)(e)	16,591	16,591
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.10%(c)(d)	30,849	30,849

		159,007

TOTAL SHORT-TERM INVESTMENTS
(Cost: $159,007)		159,007

TOTAL INVESTMENTS IN SECURITIES—99.37%
(Cost: $163,447,656)	93,267,924
Other Assets, Less Liabilities—0.63%	587,529

NET ASSETS—100.00%	$93,855,453

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

May 31, 2009

Security	Shares	Value

COMMON STOCKS—99.39%

AUSTRALIA—63.58%
AGL Energy Ltd.	1,272,616	$14,251,130
Alumina Ltd.	6,965,784	7,527,278
Amcor Ltd.	2,387,510	9,765,631
AMP Ltd.	5,623,792	21,787,571
Aristocrat Leisure Ltd.	1,121,398	3,258,372
Arrow Energy Ltd.(a)	1,530,879	4,595,220
ASX Ltd.	488,342	13,540,546
Australia and New Zealand Banking Group Ltd.	6,034,357	76,800,197
AXA Asia Pacific Holdings Ltd.	2,969,347	9,031,892
Bendigo and Adelaide Bank Ltd.	824,382	4,025,247
BHP Billiton Ltd.	9,531,070	264,426,165
Billabong International Ltd.	572,642	3,598,215
BlueScope Steel Ltd.	5,094,800	9,705,956
Boral Ltd.	1,690,498	5,507,358
Brambles Ltd.	3,959,581	18,636,346
Caltex Australia Ltd.	391,053	3,746,830
CFS Retail Property Trust	4,765,264	6,293,687
Coca-Cola Amatil Ltd.	1,573,968	10,633,410
Cochlear Ltd.	159,619	6,963,303
Commonwealth Bank of Australia	4,197,519	118,067,030
Computershare Ltd.	1,282,101	9,082,381
Crown Ltd.(b)	1,327,087	7,680,189
CSL Ltd.	1,723,560	40,285,009
CSR Ltd.	3,781,534	4,933,894
Dexus Property Group	12,795,255	7,732,681
Energy Resources of Australia Ltd.	178,047	3,495,960
Fairfax Media Ltd.(b)	6,166,605	5,651,788
Fortescue Metals Group Ltd.(a)(b)	3,493,461	7,326,413
Foster’s Group Ltd.	5,498,590	21,566,597
Goodman Fielder Ltd.	3,687,226	3,763,086
GPT Group	25,364,785	10,354,654
Harvey Norman Holdings Ltd.(b)	1,494,023	3,503,960
Incitec Pivot Ltd.	4,614,859	9,862,884
Insurance Australia Group Ltd.	5,816,473	16,900,539
James Hardie Industries NV(a)	1,246,058	4,298,825
Leighton Holdings Ltd.	431,161	7,834,288
Lend Lease Corp. Ltd.	1,231,966	6,814,139
Lion Nathan Ltd.	849,314	7,988,042
Macquarie Airports	1,978,029	3,324,958
Macquarie Group Ltd.(b)	862,593	21,853,140
Macquarie Infrastructure Group(b)	6,807,249	7,573,919
Metcash Ltd.	2,170,981	7,263,844
Mirvac Group	4,486,947	4,130,313
National Australia Bank Ltd.	5,370,949	94,667,858
Newcrest Mining Ltd.	1,369,363	36,127,674
Nufarm Ltd.	490,239	4,807,045

OneSteel Ltd.	3,948,188	8,532,883
Orica Ltd.	1,024,109	16,509,726
Origin Energy Ltd.	2,489,677	29,494,357
OZ Minerals Ltd.	8,558,722	5,994,475
Paladin Energy Ltd.(a)	1,556,895	6,256,007
Perpetual Ltd.	111,381	2,523,084
Qantas Airways Ltd.	3,108,641	4,765,117
QBE Insurance Group Ltd.	2,820,839	43,668,571
Rio Tinto Ltd.	813,271	42,014,428
Santos Ltd.	2,341,927	27,369,094
Sims Metal Management Ltd.	418,966	7,730,079
Sonic Healthcare Ltd.	1,041,455	9,861,874
SP AusNet	3,501,444	2,242,185
Stockland Corp. Ltd.	6,381,602	15,835,275
Suncorp-Metway Ltd.	3,727,334	17,602,913
Tabcorp Holdings Ltd.	1,673,696	9,833,471
Tatts Group Ltd.	3,267,989	6,408,861
Telstra Corp. Ltd.	12,536,460	31,208,257
Toll Holdings Ltd.	1,869,900	10,537,201
Transurban Group	3,366,091	10,885,326
Wesfarmers Ltd.	2,894,009	49,387,983
Wesfarmers Ltd. Partially Protected	415,722	7,094,543
Westfield Group	5,753,330	50,427,520
Westpac Banking Corp.	8,189,078	123,691,859
Woodside Petroleum Ltd.	1,393,211	48,343,736
Woolworths Ltd.	3,491,564	70,848,748
WorleyParsons Ltd.	451,215	8,126,439

		1,638,179,476
HONG KONG—22.94%
ASM Pacific Technology Ltd.(b)	542,000	3,177,583
Bank of East Asia Ltd.	4,444,520	14,619,377
BOC Hong Kong (Holdings) Ltd.	10,433,500	16,607,681
Cathay Pacific Airways Ltd.	3,252,000	4,555,585
Cheung Kong (Holdings) Ltd.(b)	4,065,000	50,233,089
Cheung Kong Infrastructure Holdings Ltd.	1,355,000	5,007,579
Chinese Estates Holdings Ltd.	2,168,000	3,322,305
CLP Holdings Ltd.	5,826,500	39,194,569
Esprit Holdings Ltd.(b)	3,062,300	19,454,398
Foxconn International Holdings Ltd.(a)	6,233,000	4,446,170
Genting Singapore PLC(a)(b)	10,569,000	5,339,541
Hang Lung Group Ltd.	2,168,000	9,801,919
Hang Lung Properties Ltd.	5,962,736	20,151,654
Hang Seng Bank Ltd.	2,195,100	31,429,764
Henderson Land Development Co. Ltd.	2,981,056	17,996,159
Hong Kong Aircraft Engineering Co. Ltd.	216,800	2,603,591
Hong Kong and China Gas Co. Ltd. (The)	11,382,661	22,993,199
Hong Kong Exchanges and Clearing Ltd.	2,845,500	43,862,191
Hongkong Electric Holdings Ltd.	3,929,500	21,136,700
Hopewell Holdings Ltd.	1,626,000	5,002,335
Hutchison Whampoa Ltd.	5,962,000	41,797,985
Hysan Development Co. Ltd.	1,626,000	3,762,762
Kerry Properties Ltd.	1,897,000	8,038,343
Li & Fung Ltd.	5,963,600	16,000,578
Lifestyle International Holdings Ltd.	1,897,000	2,356,446
Link REIT (The)(b)	6,097,500	11,970,996
Mongolia Energy Corp. Ltd.(a)	5,420,000	2,230,251
MTR Corp. Ltd.	4,065,000	12,872,884
New World Development Co. Ltd.	7,046,941	13,271,418
Noble Group Ltd.	4,065,400	4,445,366

NWS Holdings Ltd.(b)	2,439,000	5,266,609
Orient Overseas International Ltd.	542,000	2,321,139
PCCW Ltd.	8,401,000	2,514,101
Shangri-La Asia Ltd.	3,794,000	5,853,186
Sino Land Co. Ltd.	4,878,000	9,048,248
Sun Hung Kai Properties Ltd.(b)	4,065,000	50,600,137
Swire Pacific Ltd. Class A	2,168,000	21,673,288
Television Broadcasts Ltd.	813,000	3,366,351
Wharf (Holdings) Ltd. (The)	3,794,000	15,709,638
Wheelock and Co. Ltd.	2,710,000	7,690,522
Wing Hang Bank Ltd.	542,000	4,866,003
Yue Yuen Industrial Holdings Ltd.	1,897,000	4,360,526

		590,952,166
NEW ZEALAND—0.92%
Auckland International Airport Ltd.	2,700,786	2,767,549
Contact Energy Ltd.	841,455	3,082,564
Fletcher Building Ltd.	1,670,986	6,956,190
Sky City Entertainment Group Ltd.	1,484,172	2,718,539
Telecom Corp. of New Zealand Ltd.	5,169,325	8,309,843

		23,834,685
SINGAPORE—11.95%
Ascendas Real Estate Investment Trust(b)	3,830,813	4,029,783
CapitaLand Ltd.	7,317,000	19,242,604
CapitaMall Trust Management Ltd.	6,233,781	5,737,865
City Developments Ltd.(b)	1,355,000	8,861,725
ComfortDelGro Corp. Ltd.	5,149,000	4,596,844
COSCO Corp. (Singapore) Ltd.(b)	2,710,104	2,400,729
DBS Group Holdings Ltd.	4,878,000	39,835,565
Fraser and Neave Ltd.(b)	2,710,150	7,446,137
Golden Agri-Resources Ltd.	15,718,280	4,623,183
Jardine Cycle & Carriage Ltd.	377,000	4,278,902
Keppel Corp. Ltd.	3,523,000	17,554,656
Neptune Orient Lines Ltd.(b)	1,355,000	1,434,755
Olam International Ltd.	3,523,600	4,730,810
Oversea-Chinese Banking Corp.(b)	7,046,600	35,307,370
SembCorp Industries Ltd.	2,710,240	5,833,314
SembCorp Marine Ltd.	2,439,200	5,148,663
Singapore Airlines Ltd.	1,626,800	14,073,151
Singapore Exchange Ltd.	2,439,000	12,406,415
Singapore Press Holdings Ltd.(b)	4,336,517	8,883,415
Singapore Technologies Engineering Ltd.	3,794,000	6,117,873
Singapore Telecommunications Ltd.	22,764,328	47,420,760
StarHub Ltd.	1,084,000	1,650,438
United Overseas Bank Ltd.	3,523,000	34,767,971
UOL Group Ltd.	1,355,000	3,103,948
Wilmar International Ltd.(b)	2,439,000	8,304,703

		307,791,579

TOTAL COMMON STOCKS
(Cost: $2,799,691,568)		2,560,757,906

Security	Shares	Value

SHORT-TERM INVESTMENTS—5.77%

MONEY MARKET FUNDS—5.77%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.45%(c)(d)(e)	129,302,059	129,302,059
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.34%(c)(d)(e)	19,229,034	19,229,034
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.10%(c)(d)	93,949	93,949

		148,625,042

TOTAL SHORT-TERM INVESTMENTS
(Cost: $148,625,042)		148,625,042

TOTAL INVESTMENTS IN SECURITIES—105.16%
(Cost: $2,948,316,610)		2,709,382,948
Other Assets, Less Liabilities—(5.16)%		(132,945,554)

NET ASSETS—100.00%		$2,576,437,394

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI SINGAPORE INDEX FUND

May 31, 2009

Security	Shares	Value

COMMON STOCKS—99.02%

AGRICULTURE—4.13%
Golden Agri-Resources Ltd.	51,456,400	$15,134,759
Wilmar International Ltd.(a)	7,504,000	25,550,836

		40,685,595
AIRLINES—4.12%
Singapore Airlines Ltd.(a)	4,688,467	40,559,076

		40,559,076
BANKS—34.26%
DBS Group Holdings Ltd.	15,008,500	122,565,002
Oversea-Chinese Banking Corp.(a)	21,776,000	109,109,824
United Overseas Bank Ltd.(a)	10,720,000	105,794,111

		337,468,937
BEVERAGES—2.69%
Fraser and Neave Ltd.	9,648,000	26,507,879

		26,507,879
DISTRIBUTION & WHOLESALE—1.23%
Jardine Cycle & Carriage Ltd.	1,072,000	12,167,065

		12,167,065
DIVERSIFIED FINANCIAL SERVICES—3.87%
Singapore Exchange Ltd.(a)	7,504,000	38,170,456

		38,170,456
ENGINEERING & CONSTRUCTION—4.21%
SembCorp Industries Ltd.	9,648,000	20,765,618
Singapore Technologies Engineering Ltd.(a)	12,864,000	20,743,361

		41,508,979
FOOD—1.46%
Olam International Ltd.	10,720,000	14,392,747

		14,392,747
HOLDING COMPANIES - DIVERSIFIED—5.86%
Keppel Corp. Ltd.	9,000,000	44,845,842
Noble Group Ltd.(a)	11,792,000	12,894,121

		57,739,963
MEDIA—2.90%
Singapore Press Holdings Ltd.(a)	13,936,000	28,548,088

		28,548,088
REAL ESTATE—10.54%
CapitaLand Ltd.(a)	17,562,000	46,185,404
City Developments Ltd.(a)	4,288,000	28,043,600
Genting Singapore PLC(a)(b)	34,304,000	17,330,648

UOL Group Ltd.	5,360,000	12,278,349

		103,838,001
REAL ESTATE INVESTMENT TRUSTS—3.48%
Ascendas Real Estate Investment Trust(a)	12,864,335	13,532,502
CapitaMall Trust Management Ltd.	22,512,800	20,721,841

		34,254,343
SHIPBUILDING—1.61%
SembCorp Marine Ltd.	7,504,000	15,839,441

		15,839,441
TELECOMMUNICATIONS—15.56%
Singapore Telecommunications Ltd.	69,680,568	145,152,780
StarHub Ltd.	5,360,000	8,160,836

		153,313,616
TRANSPORTATION—3.10%
ComfortDelGro Corp. Ltd.	18,224,000	16,269,740
COSCO Corp. (Singapore) Ltd.(a)	9,648,000	8,546,621
Neptune Orient Lines Ltd.(a)	5,360,000	5,675,490

		30,491,851

TOTAL COMMON STOCKS
(Cost: $1,238,278,439)		975,486,037

Security	Shares	Value

SHORT-TERM INVESTMENTS—14.17%

MONEY MARKET FUNDS—14.17%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.45%(c)(d)(e)	120,839,955	120,839,955
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.34%(c)(d)(e)	17,970,600	17,970,600
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.10%(c)(d)	784,702	784,702

		139,595,257

TOTAL SHORT-TERM INVESTMENTS
(Cost: $139,595,257)		139,595,257

TOTAL INVESTMENTS IN SECURITIES—113.19%
(Cost: $1,377,873,696)		1,115,081,294
Other Assets, Less Liabilities—(13.19)%		(129,979,754)

NET ASSETS—100.00%		$985,101,540

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI SOUTH AFRICA INDEX FUND

May 31, 2009

Security	Shares	Value

COMMON STOCKS—98.58%

BANKS—12.58%
Absa Group Ltd.	659,745	$8,335,565
FirstRand Ltd.	6,069,735	10,308,166
Nedbank Group Ltd.	403,137	4,477,517
Standard Bank Group Ltd.	2,460,699	25,257,564

		48,378,812
BUILDING MATERIALS—1.07%
Pretoria Portland Cement Co. Ltd.	1,078,677	4,106,689

		4,106,689
DIVERSIFIED FINANCIAL SERVICES—3.14%
African Bank Investments Ltd.	1,646,730	5,326,903
Investec Ltd.	451,251	2,461,318
RMB Holdings Ltd.	1,563,867	4,290,298

		12,078,519
ELECTRONICS—0.51%
Reunert Ltd.	387,828	1,978,345

		1,978,345
ENGINEERING & CONSTRUCTION—2.04%
Aveng Ltd.	837,621	3,637,073
Murray & Roberts Holdings Ltd.	676,350	4,191,477

		7,828,550
FOOD—3.23%
Shoprite Holdings Ltd.	892,458	6,162,540
Tiger Brands Ltd.	361,017	6,252,388

		12,414,928
FOREST PRODUCTS & PAPER—0.93%
Sappi Ltd.	1,046,601	3,578,301

		3,578,301
HEALTH CARE - PRODUCTS—0.74%
Aspen Pharmacare Holdings Ltd.(a)	477,171	2,849,668

		2,849,668
HEALTH CARE - SERVICES—0.86%
Netcare Ltd.(a)	2,682,882	3,321,266

		3,321,266
HOLDING COMPANIES - DIVERSIFIED—4.81%
Bidvest Group Ltd.	624,510	7,241,596
Imperial Holdings Ltd.	362,637	2,707,088
Remgro Ltd.	945,675	8,563,139

		18,511,823

HOME FURNISHINGS—1.05%
Steinhoff International Holdings Ltd.(b)	2,505,654	4,052,691

		4,052,691
INSURANCE—3.49%
Discovery Holdings Ltd.	582,957	2,031,555
Liberty Holdings Ltd.	244,053	1,821,857
Sanlam Ltd.	4,480,758	9,560,809

		13,414,221
IRON & STEEL—2.41%
ArcelorMittal South Africa Ltd.	431,568	5,097,201
Kumba Iron Ore Ltd.	172,125	4,154,343

		9,251,544
MEDIA—4.67%
Naspers Ltd. Class N	756,702	17,945,253

		17,945,253
MINING—26.05%
African Rainbow Minerals Ltd.	227,448	3,561,347
Anglo Platinum Ltd.	127,899	8,829,049
AngloGold Ashanti Ltd.(b)	646,218	27,818,529
Exxaro Resources Ltd.	267,462	2,665,469
Gold Fields Ltd.	1,395,387	19,098,790
Harmony Gold Mining Co. Ltd.(a)	762,696	9,222,572
Impala Platinum Holdings Ltd.	1,152,954	27,685,241
Northam Platinum Ltd.	306,180	1,302,813

		100,183,810
OIL & GAS—12.58%
Sasol Ltd.	1,291,383	48,361,590

		48,361,590
REAL ESTATE—1.34%
Growthpoint Properties Ltd.	3,060,342	5,140,232

		5,140,232
RETAIL—4.04%
Foschini Ltd.	446,715	2,612,206
Massmart Holdings Ltd.	435,861	4,175,589
Pick’n Pay Stores Ltd.	511,920	2,204,998
Truworths International Ltd.	940,005	4,245,372
Woolworths Holdings Ltd.	1,484,325	2,308,437

		15,546,602
TELECOMMUNICATIONS—13.04%
MTN Group Ltd.	3,230,847	46,367,428
Telkom South Africa Ltd.	593,082	2,656,417
Vodacom Group Pty Ltd.(a)	176,400	1,141,250

		50,165,095

TOTAL COMMON STOCKS
(Cost: $495,475,271)		379,107,939

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.50%

MONEY MARKET FUNDS—0.50%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.45%(c)(d)(e)	1,651,810	1,651,810
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.34%(c)(d)(e)	245,647	245,647
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.10%(c)(d)	25,737	25,737

		1,923,194

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,923,194)		1,923,194

TOTAL INVESTMENTS IN SECURITIES—99.08%
(Cost: $497,398,465)		381,031,133
Other Assets, Less Liabilities—0.92%		3,529,765

NET ASSETS—100.00%		$384,560,898

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI SOUTH KOREA INDEX FUND

May 31, 2009

Security	Shares	Value

COMMON STOCKS—97.18%

AGRICULTURE—1.98%
KT&G Corp.	681,856	$37,050,896

		37,050,896
AIRLINES—0.35%
Korean Air Co. Ltd.(a)	220,292	6,573,130

		6,573,130
AUTO MANUFACTURERS—3.43%
Hyundai Motor Co. Ltd.(b)	956,688	52,823,264
Kia Motors Corp.(a)(b)	1,185,370	11,286,090

		64,109,354
AUTO PARTS & EQUIPMENT—2.17%
Hankook Tire Co. Ltd.	461,560	5,111,691
Hyundai Mobis	377,646	35,504,922

		40,616,613
BANKS—1.73%
Busan Bank	954,592	5,902,027
Daegu Bank	744,790	5,963,779
Industrial Bank of Korea(a)(b)	1,111,940	8,575,874
Korea Exchange Bank(b)	1,625,950	11,879,501

		32,321,181
BEVERAGES—0.22%
Hite Brewery Co. Ltd.	32,519	4,054,835

		4,054,835
BIOTECHNOLOGY—0.27%
Celltrion Inc.(a)	330,435	4,949,548

		4,949,548
CHEMICALS—3.88%
Hanwha Chemical Corp.(b)	451,070	3,701,714
Honam Petrochemical Corp.	83,920	5,135,094
KCC Corp.	31,470	10,192,459
Korea Zinc Co. Ltd.(b)	52,450	5,934,109
LG Chem Ltd.(b)	293,725	35,805,852
OCI Co. Ltd.(b)	73,430	11,818,070

		72,587,298
COMMERCIAL SERVICES—0.24%
S1 Corp.	104,908	4,455,100

		4,455,100
COSMETICS & PERSONAL CARE—0.56%
AmorePacific Corp.	20,980	10,397,227

		10,397,227
DISTRIBUTION & WHOLESALE—3.37%
Daewoo International Corp.	304,219	6,908,009

Hanwha Corp.(b)	304,210	8,483,268
Hyosung Corp.(b)	146,865	12,345,038
Samsung C&T Corp.	786,750	29,116,833
SK Networks Co. Ltd.	451,070	6,109,625

		62,962,773
DIVERSIFIED FINANCIAL SERVICES—12.34%
Daewoo Securities Co. Ltd.(b)	765,770	12,538,103
Hana Financial Group Inc.(b)	1,185,371	28,238,860
Hyundai Securities Co. Ltd.	734,307	7,986,049
KB Financial Group Inc.(a)	1,888,209	60,177,165
Korea Investment Holdings Co. Ltd.	230,785	5,884,089
Mirae Asset Securities Co. Ltd.(b)	146,869	8,788,034
Samsung Card Co. Ltd.(b)	230,785	8,725,001
Samsung Securities Co.(b)	314,700	18,078,137
Shinhan Financial Group Co. Ltd.(a)	2,391,727	59,931,332
Woori Finance Holdings Co. Ltd.(a)(b)	1,510,560	13,299,090
Woori Investment & Securities Co. Ltd.	524,500	6,978,846

		230,624,706
ELECTRIC—1.93%
Korea Electric Power Corp.(a)(b)	1,594,480	36,015,862

		36,015,862
ELECTRICAL COMPONENTS & EQUIPMENT—3.63%
LG Electronics Inc.(b)	587,446	56,165,660
LS Corp.(b)	115,390	9,239,658
Taihan Electric Wire Co. Ltd.	136,370	2,395,792

		67,801,110
ELECTRONICS—3.71%
LG Display Co. Ltd.(b)	1,447,622	34,140,396
Samsung Electro-Mechanics Co. Ltd.(b)	377,640	17,030,057
Samsung SDI Co. Ltd.(b)	220,290	18,165,895

		69,336,348
ENGINEERING & CONSTRUCTION—4.17%
Daelim Industrial Co. Ltd.(b)	178,330	8,610,308
Daewoo Engineering & Construction Co. Ltd.(b)	744,794	6,112,165
Doosan Heavy Industries & Construction Co. Ltd.(b)	199,310	11,624,167
GS Engineering & Construction Corp.(b)	220,290	14,041,272
Hanjin Heavy Industries & Construction Co. Ltd.(b)	188,824	5,288,155
Hyundai Engineering & Construction Co. Inc.(b)	304,218	15,561,147
Kumho Industrial Co. Ltd.(b)	178,330	3,225,314
Samsung Engineering Co. Ltd.(b)	188,820	13,434,488

		77,897,016
ENVIRONMENTAL CONTROL—0.36%
Woongjin Coway Co. Ltd.	293,720	6,669,604

		6,669,604
FOOD—0.48%
CJ CheilJedang Corp.(b)	48,254	6,189,861
Lotte Confectionery Co. Ltd.(b)	3,500	2,796,988

		8,986,849
GAS—0.28%
Korea Gas Corp.	146,860	5,300,580

		5,300,580
HOLDING COMPANIES - DIVERSIFIED—2.04%
GS Holdings Corp.	314,700	7,797,920
LG Corp.(b)	587,441	30,235,590

		38,033,510

HOME BUILDERS—0.60%
Hyundai Development Co.(b)	346,177	11,253,304

		11,253,304
HOUSEHOLD PRODUCTS & WARES—0.43%
LG Household & Health Care Ltd.(b)	52,450	8,086,268

		8,086,268
INSURANCE—2.05%
Dongbu Insurance Co. Ltd.	241,270	4,690,453
Samsung Fire & Marine Insurance Co. Ltd.	230,785	33,649,634

		38,340,087
INTERNET—3.21%
LG Dacom Corp.	251,760	3,680,819
NCsoft Corp.	83,920	12,570,281
NHN Corp.(a)(b)	253,858	40,249,974
SK Broadband Co. Ltd.(a)	713,320	3,410,023

		59,911,097
IRON & STEEL—8.47%
Dongkuk Steel Mill Co. Ltd.(b)	230,781	5,424,300
Hyundai Steel Co.(b)	335,685	16,020,661
POSCO	409,110	136,902,398

		158,347,359
LODGING—0.44%
Kangwon Land Inc.(b)	639,892	8,310,286

		8,310,286
MACHINERY—0.34%
Doosan Infracore Co. Ltd.(b)	472,050	6,374,988

		6,374,988
MANUFACTURING—0.89%
Cheil Industries Inc.	304,210	11,113,082
Doosan Corp.(b)	62,940	5,491,140

		16,604,222
METAL PROCESSORS & FABRICATORS—0.22%
Taewoong Co. Ltd.	45,107	4,115,012

		4,115,012
MULTIPLE UTILITIES—0.04%
KT Freetel Co. Ltd.(a)(b)	37,000	670,664

		670,664
OIL & GAS—3.01%
SK Corp.	146,864	12,695,996
SK Energy Co. Ltd.	367,152	31,007,977
S-Oil Corp.(b)	272,740	12,560,252

		56,264,225
PHARMACEUTICALS—0.39%
Yuhan Corp.	52,450	7,313,162

		7,313,162
RETAIL—2.47%
Hyundai Department Store Co. Ltd.	94,410	6,220,785
Lotte Shopping Co. Ltd.	52,455	10,030,436
Shinsegae Co. Ltd.	85,420	29,809,545

		46,060,766

SEMICONDUCTORS—18.65%
Hynix Semiconductor Inc.(a)(b)	2,937,200	30,188,734
Samsung Electronics Co. Ltd.	684,340	304,248,044
Samsung Techwin Co. Ltd.	230,781	14,029,631

		348,466,409
SHIPBUILDING—4.55%
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(b)	597,930	9,766,206
Hyundai Heavy Industries Co. Ltd.(b)	230,780	39,532,866
Hyundai Mipo Dockyard Co. Ltd.(b)	73,430	8,073,731
Samsung Heavy Industries Co. Ltd.(b)	996,550	23,899,414
STX Offshore & Shipbuilding Co. Ltd.	262,250	3,656,581

		84,928,798
TELECOMMUNICATIONS—3.36%
KT Corp.	597,931	16,197,637
KT Corp. SP ADR(b)	414,759	5,615,837
LG Telecom Ltd.	818,223	5,515,231
SK Telecom Co. Ltd.	157,350	22,064,855
SK Telecom Co. Ltd. SP ADR	856,687	13,475,687

		62,869,247
TRANSPORTATION—0.92%
Hanjin Shipping Co. Ltd.(b)	356,660	5,598,121
Korea Express Co. Ltd.(a)	40,911	3,096,602
Korea Line Corp.(b)	31,470	1,855,454
STX Pan Ocean Co. Ltd.(b)	629,430	6,619,772

		17,169,949

TOTAL COMMON STOCKS
(Cost: $1,376,543,417)		1,815,829,383

Security	Shares	Value

PREFERRED STOCKS—2.58%

AUTO MANUFACTURERS—0.32%
Hyundai Motor Co. Ltd.(b)	241,270	6,055,298

		6,055,298
ELECTRICAL COMPONENTS & EQUIPMENT—0.28%
LG Electronics Inc.(b)	115,396	5,240,676

		5,240,676
SEMICONDUCTORS—1.98%
Samsung Electronics Co. Ltd.(b)	125,880	36,908,485

		36,908,485

TOTAL PREFERRED STOCKS
(Cost: $45,151,740)		48,204,459

Security	Shares	Value

SHORT-TERM INVESTMENTS—13.82%

MONEY MARKET FUNDS—13.82%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.45%(c)(d)(e)	222,758,611	222,758,611

Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.34%(c)(d)(e)	33,127,336	33,127,336
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.10%(c)(d)	2,382,906	2,382,906

		258,268,853

TOTAL SHORT-TERM INVESTMENTS
(Cost: $258,268,853)		258,268,853

TOTAL INVESTMENTS IN SECURITIES—113.58%
(Cost: $1,679,964,010)		2,122,302,695
Other Assets, Less Liabilities—(13.58)%		(253,774,519)

NET ASSETS—100.00%		$1,868,528,176

SP ADR  -  Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI SPAIN INDEX FUND

May 31, 2009

Security	Shares	Value

COMMON STOCKS—99.50%

AIRLINES—0.31%
Iberia Lineas Aereas de Espana SA	260,352	$589,624

		589,624
BANKS—36.87%
Banco Bilbao Vizcaya Argentaria SA(a)	1,185,344	14,395,482
Banco de Sabadell SA(a)	797,568	5,102,708
Banco de Valencia SA(a)	283,072	2,768,659
Banco de Valencia SA New(b)	5,759	56,327
Banco Popular Espanol SA(a)	691,328	6,135,447
Banco Santander SA	3,665,408	38,859,631
Bankinter SA(a)	215,488	2,653,609

		69,971,863
COMMERCIAL SERVICES—3.39%
Abertis Infraestructuras SA	259,712	4,889,204
Abertis Infraestructuras SA New(b)	12,755	240,119
Cintra Concesiones de Infraestructuras de Transporte SA	200,256	1,303,881

		6,433,204
COMPUTERS—1.74%
Indra Sistemas SA(a)	144,768	3,297,032

		3,297,032
DIVERSIFIED FINANCIAL SERVICES—2.12%
Criteria CaixaCorp SA	932,416	4,025,354

		4,025,354
ELECTRIC—6.89%
Iberdrola SA	1,021,888	8,721,981
Red Electrica Corporacion SA	93,120	4,350,939

		13,072,920
ENERGY - ALTERNATE SOURCES—1.30%
Gamesa Corporacion Tecnologica SA	110,272	2,458,331

		2,458,331
ENGINEERING & CONSTRUCTION—7.21%
Acciona SA	27,200	3,553,572
Actividades de Construcciones y Servicios SA(a)	132,352	6,894,025
Fomento de Construcciones y Contratas SA	29,696	1,181,974
Grupo Ferrovial SA(a)	35,712	1,206,594
Sacyr Vallehermoso SA	52,386	854,205

		13,690,370
GAS—3.80%
Enagas SA	150,272	2,775,768

Gas Natural SDG SA	246,912	4,438,543

		7,214,311
INSURANCE—2.49%
Mapfre SA	1,356,720	4,724,109

		4,724,109
IRON & STEEL—0.62%
Acerinox SA	65,577	1,182,539

		1,182,539
MACHINERY—0.81%
Zardoya Otis SA(a)	68,736	1,535,274

		1,535,274
MEDIA—0.69%
Gestevision Telecinco SA	134,464	1,313,257

		1,313,257
OIL & GAS—4.88%
Repsol YPF SA	413,312	9,260,906

		9,260,906
PHARMACEUTICALS—0.80%
Grifols SA	84,096	1,515,299

		1,515,299
RETAIL—4.12%
Industria de Diseno Textil SA	173,760	7,826,084

		7,826,084
TELECOMMUNICATIONS—21.46%
Telefonica SA(a)	1,890,240	40,721,722

		40,721,722

TOTAL COMMON STOCKS
(Cost: $323,698,816)		188,832,199

Security	Shares	Value

RIGHTS—0.09%

BANKS—0.09%
Bankinter SA(a)(c)	215,488	167,757

		167,757

TOTAL RIGHTS
(Cost: $0)		167,757

Security	Shares	Value

SHORT-TERM INVESTMENTS—17.06%

MONEY MARKET FUNDS—17.06%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.45%(d)(e)(f)	28,174,992	28,174,992
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.34%(d)(e)(f)	4,190,017	4,190,017
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.10%(d)(e)	25,928	25,928

		32,390,937

TOTAL SHORT-TERM INVESTMENTS
(Cost: $32,390,937)		32,390,937

TOTAL INVESTMENTS IN SECURITIES—116.65%
(Cost: $356,089,753)		221,390,893
Other Assets, Less Liabilities—(16.65)%		(31,606,965)

NET ASSETS—100.00%		$189,783,928

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Security valued using Level 3 inputs. See Note 1.
(c)	Non-income earning security.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI SWEDEN INDEX FUND

May 31, 2009

Security	Shares	Value

COMMON STOCKS—99.85%

AGRICULTURE—2.07%
Swedish Match AB	230,375	$3,677,394

		3,677,394
AUTO MANUFACTURERS—1.65%
Scania AB Class B	290,750	2,924,684

		2,924,684
BANKS—22.13%
Nordea Bank AB	2,885,375	22,991,036
Skandinaviska Enskilda Banken AB Class A(a)	1,368,750	5,976,838
Svenska Handelsbanken AB Class A	440,250	8,523,085
Swedbank AB Class A(a)	302,000	1,788,845

		39,279,804
COMMERCIAL SERVICES—1.35%
Securitas AB Class B	282,625	2,395,538

		2,395,538
ENGINEERING & CONSTRUCTION—2.21%
Skanska AB Class B	357,500	3,926,265

		3,926,265
FOREST PRODUCTS & PAPER—3.96%
Holmen AB Class B	47,625	1,174,886
Svenska Cellulosa AB Class B	508,500	5,852,962

		7,027,848
HAND & MACHINE TOOLS—4.18%
Sandvik AB	911,375	7,424,264

		7,424,264
HEALTH CARE - PRODUCTS—1.37%
Getinge AB Class B	180,625	2,424,553

		2,424,553
HOME FURNISHINGS—1.53%
Electrolux AB Class B(a)(b)	216,125	2,722,875

		2,722,875
HOUSEHOLD PRODUCTS & WARES—1.20%
Husqvarna AB Class B(a)(b)	368,000	2,121,527

		2,121,527
INVESTMENT COMPANIES—3.62%
Investor AB Class B	412,375	6,432,989

		6,432,989
IRON & STEEL—1.74%
SSAB AB Class A	163,500	2,162,328

SSAB AB Class B	76,125	928,942

		3,091,270
MACHINERY—9.89%
Atlas Copco AB Class A	598,625	6,001,886
Atlas Copco AB Class B	346,500	3,096,933
Volvo AB Class A	371,125	2,345,174
Volvo AB Class B(b)	954,375	6,106,328

		17,550,321
MANUFACTURING—1.67%
Alfa Laval AB	311,250	2,956,386

		2,956,386
METAL FABRICATE & HARDWARE—4.40%
Assa Abloy AB Class B	281,750	3,698,336
SKF AB Class B(b)	351,750	4,118,336

		7,816,672
OIL & GAS—0.99%
Lundin Petroleum AB(a)	198,500	1,754,505

		1,754,505
RETAIL—12.26%
Hennes & Mauritz AB Class B	457,500	21,757,836

		21,757,836
TELECOMMUNICATIONS—23.63%
Millicom International Cellular SA SDR(a)	68,000	4,122,055
Tele2 AB Class B	276,250	2,769,716
Telefonaktiebolaget LM Ericsson AB Class B	2,657,875	24,754,752
TeliaSonera AB	2,008,375	10,306,560

		41,953,083

TOTAL COMMON STOCKS
(Cost: $267,820,814)		177,237,814

Security	Shares	Value

SHORT-TERM INVESTMENTS—3.58%

MONEY MARKET FUNDS—3.58%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.45%(c)(d)(e)	5,483,741	5,483,741
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.34%(c)(d)(e)	815,509	815,509
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.10%(c)(d)	64,293	64,293

		6,363,543

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,363,543)		6,363,543

TOTAL INVESTMENTS IN SECURITIES—103.43%
(Cost: $274,184,357)		183,601,357

Other Assets, Less Liabilities—(3.43)%	(6,089,536)

NET ASSETS—100.00%	$177,511,821

SDR  -  Swedish Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI SWITZERLAND INDEX FUND

May 31, 2009

Security	Shares	Value

COMMON STOCKS—98.74%

BANKS—9.91%
Baloise Holding Registered	26,104	$2,068,346
Credit Suisse Group AG Registered	369,099	16,467,467
Julius Baer Holding AG Registered	112,320	4,722,611

		23,258,424
BUILDING MATERIALS—2.86%
Geberit AG Registered	15,808	1,938,850
Holcim Ltd. Registered(a)	90,857	4,779,481

		6,718,331
CHEMICALS—7.51%
Givaudan SA Registered	4,058	2,661,701
Lonza Group AG Registered	44,512	4,599,580
Syngenta AG Registered	42,640	10,355,629

		17,616,910
COMMERCIAL SERVICES—2.63%
Adecco SA Registered	58,552	2,547,529
SGS SA Registered	2,912	3,634,368

		6,181,897
COMPUTERS—0.32%
Logitech International SA Registered(a)(b)	53,352	749,915

		749,915
DIVERSIFIED FINANCIAL SERVICES—4.83%
UBS AG Registered(a)	758,472	11,329,607

		11,329,607
ELECTRIC—0.27%
BKW FMB Energie AG	8,444	625,511

		625,511
ENGINEERING & CONSTRUCTION—4.75%
ABB Ltd. Registered(a)	680,264	11,150,091

		11,150,091
FOOD—20.23%
Aryzta AG(a)	34,632	1,026,181
Lindt & Spruengli AG Participation Certificates	719	1,301,205
Lindt & Spruengli AG Registered	124	2,755,685
Nestle SA Registered	1,168,856	42,416,173

		47,499,244
HAND & MACHINE TOOLS—0.70%
Schindler Holding AG Participation Certificates	22,036	1,314,163
Schindler Holding AG Registered	5,512	321,225

		1,635,388

HEALTH CARE - PRODUCTS—4.87%
Nobel Biocare Holding AG Registered	83,415	1,919,456
Sonova Holding AG Registered	29,800	2,199,128
Straumann Holding AG Registered(b)	6,983	1,309,579
Synthes Inc.	58,448	6,001,272

		11,429,435
INSURANCE—7.25%
Swiss Life Holding AG Registered(a)	13,761	1,152,933
Swiss Reinsurance Co. Registered	142,792	4,630,079
Zurich Financial Services AG	60,424	11,241,147

		17,024,159
INVESTMENT COMPANIES—0.92%
Pargesa Holding SA Bearer	31,928	2,160,069

		2,160,069
PHARMACEUTICALS—25.15%
Actelion Ltd. Registered(a)	51,792	2,675,924
Novartis AG Registered	639,912	25,501,674
Roche Holding AG Genusschein	226,096	30,868,374

		59,045,972
RETAIL—3.53%
Compagnie Financiere Richemont SA Class A Bearer Units	241,072	5,239,860
Swatch Group AG (The) Bearer	13,776	2,286,419
Swatch Group AG (The) Registered	22,230	767,091

		8,293,370
TELECOMMUNICATIONS—2.37%
Swisscom AG Registered	18,824	5,564,505

		5,564,505
TRANSPORTATION—0.64%
Kuehne & Nagel International AG Registered	19,448	1,512,693

		1,512,693

TOTAL COMMON STOCKS
(Cost: $315,159,618)		231,795,521

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.58%

MONEY MARKET FUNDS—0.58%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.45%(c)(d)(e)	1,032,989	1,032,989
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.34%(c)(d)(e)	153,620	153,620
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.10%(c)(d)	166,462	166,462

		1,353,071

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,353,071)		1,353,071

TOTAL INVESTMENTS IN SECURITIES—99.32%
(Cost: $316,512,689)	233,148,592
Other Assets, Less Liabilities—0.68%	1,601,526

NET ASSETS—100.00%	$234,750,118

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI TAIWAN INDEX FUND

May 31, 2009

Security	Shares	Value

COMMON STOCKS—99.32%

AIRLINES—0.34%
China Airlines Ltd.(a)	16,614,588	$4,493,120
EVA Airways Corp.(a)	17,892,396	5,130,101

		9,623,221
APPAREL—0.58%
Pou Chen Corp.	20,448,594	13,447,855
Ruentex Industries Ltd.	2,530,000	2,643,475

		16,091,330
AUTO MANUFACTURERS—0.26%
Yulon Motor Co. Ltd.	7,668,362	7,211,072

		7,211,072
AUTO PARTS & EQUIPMENT—0.46%
Cheng Shin Rubber Industry Co. Ltd.	7,668,084	12,913,477

		12,913,477
BANKS—7.32%
Chang Hwa Commercial Bank Ltd.	38,340,446	19,087,452
Chinatrust Financial Holding Co. Ltd.	75,402,342	49,587,749
E.Sun Financial Holding Co. Ltd.	28,136,913	9,684,345
First Financial Holding Co. Ltd.	42,184,187	28,325,456
Hua Nan Financial Holdings Co. Ltd.	29,394,824	21,408,931
Mega Financial Holding Co. Ltd.	72,926,136	36,865,904
Taishin Financial Holdings Co. Ltd.	35,824,439	12,935,793
Taiwan Business Bank(a)	19,180,000	5,699,685
Taiwan Cooperative Bank Ltd.	31,950,650	20,913,902

		204,509,217
BUILDING MATERIALS—1.84%
Asia Cement Corp.	15,356,618	17,272,390
Taiwan Cement Corp.	26,848,558	28,052,764
Taiwan Glass Industrial Corp.	8,946,196	6,172,066

		51,497,220
CHEMICALS—7.29%
Eternal Chemical Co. Ltd.	6,390,066	5,115,509
Formosa Chemicals & Fibre Co.	25,580,393	42,449,908
Formosa Plastics Corp.	34,546,111	66,882,961
Nan Ya Plastic Corp.	46,038,447	65,788,411
Taiwan Fertilizer Co. Ltd.	6,390,000	20,422,550
TSRC Corp.	2,530,000	3,187,720

		203,847,059
COMMERCIAL SERVICES—0.14%
Taiwan Secom Co. Ltd.	2,556,610	3,999,061

		3,999,061
COMPUTERS—11.61%
Acer Inc.	23,024,516	41,604,817

Advantech Co. Ltd.	2,556,293	3,943,575
Chicony Electronics Co. Ltd.(a)	2,530,000	4,983,728
Clevo Co.(a)	3,296,000	4,659,301
CMC Magnetics Corp.(a)	25,560,400	6,126,861
Compal Electronics Inc.	31,980,348	27,026,615
Foxconn Technology Co. Ltd.	5,113,106	16,184,445
HTC Corp.	6,390,788	102,910,924
Innolux Display Corp.	19,170,912	26,658,587
Inotera Memories Inc.(a)	7,668,000	4,017,744
Inventec Co. Ltd.	14,058,652	8,856,728
Lite-On Technology Corp.	19,180,893	16,887,650
MiTAC International Corp.	8,966,585	4,009,275
Qisda Corp.	14,058,211	6,048,307
Quanta Computer Inc.	19,170,387	30,634,444
Wistron Corp.	12,780,396	20,030,430

		324,583,431
DIVERSIFIED FINANCIAL SERVICES—4.60%
Capital Securities Corp.	1,626,000	844,468
Fubon Financial Holding Co. Ltd.	42,174,000	40,890,266
KGI Securities Co. Ltd.	19,170,000	9,631,982
Polaris Securities Co. Ltd.	19,170,991	11,311,536
SinoPac Financial Holdings Co. Ltd.	49,932,193	15,651,523
Yuanta Financial Holding Co. Ltd.	67,734,076	50,373,062

		128,702,837
ELECTRICAL COMPONENTS & EQUIPMENT—2.45%
Delta Electronics Inc.	15,336,648	35,536,739
Pacific Electric Wire & Cable Co. Ltd.(b)	197	0
Simplo Technology Co. Ltd.	1,246,000	5,360,704
Tatung Co. Ltd.(a)	31,980,120	8,845,011
Walsin Lihwa Corp.	25,570,069	8,447,265
Young Fast Optoelectronics Co. Ltd.	700,000	10,390,129

		68,579,848
ELECTRONICS—16.94%
ASUSTeK Computer Inc.	35,804,243	50,393,643
AU Optronics Corp.	66,506,884	68,672,310
Cheng Uei Precision Industry Co. Ltd.	3,834,325	6,245,117
Chi Mei Optoelectronics Corp.	43,452,629	25,371,459
Chunghwa Picture Tubes Ltd.	69,052,105	11,225,569
Coretronic Corp.(a)	5,060,000	6,126,642
HannStar Display Corp.	43,462,675	11,486,578
Hon Hai Precision Industry Co. Ltd.	58,801,589	222,264,423
Kinsus Interconnect Technology Corp.	2,556,043	4,595,151
Micro-Star International Co. Ltd.	5,594,000	3,996,881
Nan Ya Printed Circuit Board Corp.	1,278,739	3,815,724
Phison Electronics Corp.(a)	1,265,000	10,476,714
Pixart Imaging Inc.	706,000	7,365,806
Synnex Technology International Corp.	8,946,502	14,654,002
Tripod Technology Corp.	3,834,682	7,907,290
Unimicron Technology Corp.	8,946,794	8,000,851
Wintek Corp.	7,224,000	5,505,607
WPG Holdings Co. Ltd.(a)	5,060,000	5,364,699
Ya Hsin Industrial Co. Ltd.(b)	6,845,461	21

		473,468,487
ENERGY - ALTERNATE SOURCES—0.21%
Motech Industries Inc.	1,505,408	5,967,875

		5,967,875
FOOD—1.16%
Uni-President Enterprises Co.	29,394,908	32,565,156

		32,565,156

HOME FURNISHINGS—0.23%
Teco Electric and Machinery Co. Ltd.	14,088,092	6,320,928

		6,320,928
INSURANCE—3.74%
Cathay Financial Holding Co. Ltd.	53,716,200	86,994,476
Shin Kong Financial Holding Co. Ltd.	35,824,490	17,614,721

		104,609,197
INVESTMENT COMPANIES—0.94%
China Development Financial Holding Corp.	90,738,496	26,183,816

		26,183,816
IRON & STEEL—3.07%
China Steel Corp.	85,696,484	72,948,867
Feng Hsin Iron & Steel Co. Ltd.	3,937,050	6,230,945
Tung Ho Steel Enterprise Corp.	6,400,000	6,687,051

		85,866,863
LEISURE TIME—0.11%
Giant Manufacturing Co. Ltd.	1,265,000	2,958,360

		2,958,360
MANUFACTURING—0.50%
Largan Precision Co. Ltd.	1,278,210	13,944,609

		13,944,609
METAL FABRICATE & HARDWARE—0.39%
Catcher Technology Co. Ltd.	3,844,130	10,880,115

		10,880,115
OIL & GAS—1.04%
Formosa Petrochemical Corp.	11,502,000	28,984,312

		28,984,312
REAL ESTATE—0.25%
Farglory Land Development Co. Ltd.	2,530,000	6,950,784

		6,950,784
RETAIL—0.75%
Far Eastern Department Stores Co. Ltd.	7,668,500	7,812,135
President Chain Store Corp.	5,117,640	13,210,668

		21,022,803
SEMICONDUCTORS—25.94%
Advanced Semiconductor Engineering Inc.	40,906,372	25,267,531
Epistar Corp.	3,844,047	11,399,657
Everlight Electronics Co. Ltd.	2,605,592	6,894,223
Formosa Sumco Technology Corp.	1,288,000	3,134,850
Macronix International Co. Ltd.	28,116,636	12,917,555
MediaTek Inc.	8,216,970	101,006,069
Nanya Technology Corp.(a)	20,200,690	3,755,756
Novatek Microelectronics Corp. Ltd.	5,112,980	12,413,006
Powerchip Semiconductor Corp.(a)	70,320,901	10,070,386
Powertech Technology Inc.	5,112,915	10,951,589
ProMOS Technologies Inc.(a)	26,542,000	864,600
Realtek Semiconductor Corp.	3,834,595	7,671,429
Richtek Technology Corp.	1,278,700	8,900,464
Siliconware Precision Industries Co. Ltd.	26,848,214	34,859,238
Sino-American Silicon Products Inc.	1,594,324	4,468,350
Taiwan Semiconductor Manufacturing Co. Ltd.	219,816,323	408,011,735
Transcend Information Inc.	2,667,015	7,032,157
United Microelectronics Corp.	116,388,501	46,497,458

Vanguard International Semiconductor Corp.	8,946,416	3,917,777
Via Technologies Inc.(a)	3,010,000	1,521,627
Winbond Electronics Corp.(a)	16,624,000	3,514,793

		725,070,250
SHIPBUILDING—0.10%
CSBC Corp.(a)	2,530,000	2,915,598

		2,915,598
TELECOMMUNICATIONS—4.78%
Chunghwa Telecom Co. Ltd.	43,492,198	82,866,467
Compal Communications Inc.	2,651,810	2,624,062
Far EasTone Telecommunications Co. Ltd.	14,068,259	16,212,403
Taiwan Cellular Corp.	17,892,677	31,781,833

		133,484,765
TEXTILES—1.24%
Far Eastern Textile Ltd.	25,570,195	28,956,583
Formosa Taffeta Co. Ltd.	7,678,515	5,663,231

		34,619,814
TRANSPORTATION—1.04%
Evergreen International Storage & Transport Corp.(a)	2,530,000	2,635,700
Evergreen Marine Corp. Ltd.	10,224,467	5,969,941
Sincere Navigation Corp.(a)	789,000	974,718
U-Ming Marine Transport Corp.	3,834,800	7,954,672
Wan Hai Lines Ltd.	10,234,433	5,692,698
Yang Ming Marine Transport Corp.	12,780,305	5,734,161

		28,961,890

TOTAL COMMON STOCKS
(Cost: $2,428,841,344)		2,776,333,395

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.18%

MONEY MARKET FUNDS—0.18%
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.10%(c)(d)	4,909,058	4,909,058

		4,909,058

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,909,058)		4,909,058

TOTAL INVESTMENTS IN SECURITIES—99.50%
(Cost: $2,433,750,402)		2,781,242,453
Other Assets, Less Liabilities—0.50%		13,945,589

NET ASSETS—100.00%		$2,795,188,042

(a)	Non-income earning security.
(b)	Security valued using Level 3 inputs. See Note 1.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI THAILAND INVESTABLE MARKET INDEX FUND

May 31, 2009

Security	Shares	Value

COMMON STOCKS—99.83%

AGRICULTURE—1.07%
Charoen Pokphand Foods PCL NVDR	3,805,200	$469,832

		469,832
AIRLINES—0.61%
Thai Airways International PCL NVDR(a)	610,400	264,850

		264,850
AUTO PARTS & EQUIPMENT—0.09%
Thai Stanley Electric PCL NVDR	16,800	39,505

		39,505
BANKS—25.04%
Bangkok Bank PCL NVDR	1,456,000	3,731,159
Bank of Ayudhya PCL NVDR	2,646,000	901,520
Kasikornbank PCL NVDR	1,288,000	2,100,408
Kiatnakin Bank PCL NVDR	299,600	146,572
Krung Thai Bank PCL NVDR	3,791,200	800,413
Siam City Bank PCL NVDR	761,600	308,277
Siam Commercial Bank PCL NVDR	1,276,800	2,500,431
TMB Bank PCL NVDR(a)	21,565,600	464,722

		10,953,502
BUILDING MATERIALS—3.89%
Dynasty Ceramic PCL NVDR	210,000	106,407
Siam Cement PCL NVDR	397,600	1,516,762
TPI Polene PCL NVDR(a)	526,400	78,178

		1,701,347
CHEMICALS—5.36%
Indorama Polymers PCL NVDR	487,200	132,653
IRPC PCL NVDR	11,961,600	1,288,815
PTT Chemical PCL NVDR	487,200	744,846
Thai Plastic & Chemical PCL NVDR	338,800	176,602

		2,342,916
COAL—3.79%
Banpu PCL NVDR	179,200	1,659,453

		1,659,453
COMMERCIAL SERVICES—0.52%
Bangkok Expressway PCL NVDR	498,400	227,865

		227,865
COMPUTERS—0.36%
Cal-Comp Electronics (Thailand) PCL NVDR	2,178,400	156,053

		156,053
DIVERSIFIED FINANCIAL SERVICES—1.66%
Kim Eng Securities (Thailand) PCL NVDR	369,600	133,461

Phatra Securities PCL NVDR	142,800	63,624
Thanachart Capital PCL NVDR	918,400	345,002
TISCO Financial Group PCL NVDR	375,200	185,743

		727,830
ELECTRIC—2.61%
Glow Energy PCL NVDR	705,600	549,645
Ratchaburi Electricity Generating Holding PCL NVDR	540,400	590,128

		1,139,773
ELECTRONICS—1.18%
Delta Electronics (Thailand) PCL NVDR	520,800	221,423
Hana Microelectronics PCL NVDR	630,000	293,535

		514,958
ENGINEERING & CONSTRUCTION—0.63%
Ch. Karnchang PCL NVDR	467,600	56,646
Italian-Thai Development PCL NVDR(a)	1,633,500	138,900
Sino Thai Engineering & Construction PCL NVDR(a)	725,200	81,939

		277,485
ENTERTAINMENT—0.21%
Major Cineplex Group PCL NVDR	523,600	93,772

		93,772
FOOD—1.43%
Khon Kaen Sugar Industry PCL NVDR	674,800	171,942
Thai Union Frozen Products PCL NVDR	492,800	337,239
Thai Vegetable Oil PCL NVDR	291,200	116,175

		625,356
HEALTH CARE - SERVICES—1.24%
Bangkok Chain Hospital PCL NVDR	366,800	81,179
Bangkok Dusit Medical Services PCL NVDR	319,200	190,553
Bumrungrad Hospital PCL NVDR	338,800	271,316

		543,048
HOME BUILDERS—1.33%
Asian Property Development PCL NVDR	767,200	105,451
Land and Houses PCL NVDR	3,192,000	474,059

		579,510
IRON & STEEL—1.18%
G J Steel PCL NVDR	22,999,200	107,160
G Steel PCL NVDR(a)	6,283,200	65,869
Sahaviriya Steel Industries PCL NVDR(a)	6,686,400	132,404
Tata Steel (Thailand) PCL NVDR	2,923,200	123,432
Thainox Stainless PCL NVDR(a)	2,982,000	86,837

		515,702
LODGING—0.70%
Central Plaza Hotel PCL NVDR	268,800	22,700
Minor International PCL NVDR	1,246,000	284,831

		307,531
MEDIA—1.62%
BEC World PCL NVDR	1,156,400	653,295
MCOT PCL NVDR	103,600	53,701

		706,996

OIL & GAS—28.57%
Esso (Thailand) PCL NVDR	1,590,400	287,143
PTT Exploration & Production PCL NVDR	1,321,600	5,022,388
PTT PCL NVDR	926,800	5,937,566
Thai Oil PCL NVDR	1,055,600	1,252,641

		12,499,738
REAL ESTATE—1.82%
Amata Corp. PCL NVDR	588,000	83,902
Bangkok Land PCL NVDR(a)	9,783,200	99,712
Hemaraj Land and Development PCL NVDR	5,272,400	98,263
LPN Development PCL NVDR	624,400	81,096
Preuksa Real Estate PCL NVDR	624,400	139,099
Quality House PCL NVDR	3,906,000	171,755
Rojana Industrial Park PCL NVDR	400,400	59,465
Ticon Industrial Connection PCL NVDR	350,000	64,720

		798,012
RETAIL—5.65%
CP All PCL NVDR	2,744,000	1,158,649
Home Product Center PCL NVDR	728,000	110,239
PTT Aromatics & Refining PCL NVDR	1,405,600	810,451
Robinson Department Store PCL NVDR	450,800	108,959
Siam Makro PCL NVDR	134,400	281,794

		2,470,092
TELECOMMUNICATIONS—7.45%
Advanced Info Service PCL NVDR	988,400	2,331,404
Samart Corp. PCL NVDR	512,400	91,020
Thaicom PCL NVDR(a)	618,800	76,044
Total Access Communication PCL NVDR	660,800	538,800
True Corp. PCL NVDR(a)	4,191,600	223,373

		3,260,641
TRANSPORTATION—1.39%
Bangkok Metro PCL NVDR(a)	3,264,800	73,206
Precious Shipping PCL NVDR	490,000	244,001
Regional Container Lines PCL NVDR(a)	198,800	46,892
Thoresen Thai Agencies PCL NVDR	383,630	245,773

		609,872
WATER—0.43%
Thai Tap Water Supply PCL NVDR	1,579,200	187,628

		187,628

TOTAL COMMON STOCKS
(Cost: $55,574,864)		43,673,267

Security	Shares	Value

WARRANTS—0.02%

FOOD—0.02%
Thai Vegetable Oil PCL NVDR (Expires 5/18/12)(a)(b)	49,680	6,944

		6,944
REAL ESTATE—0.00%
Bangkok Land PCL NVDR (Expires 5/2/13)(a)(b)	1,083,411	1,578
Ticon Industrial Connection PCL Class W3 NVDR (Expires 1/31/14)(a)(b)	79,167	0

Ticon Industrial Connection PCL Class W4 NVDR (Expires 5/22/11)(a)(b)	52,083	0

		1,578

TOTAL WARRANTS
(Cost: $0)		8,522

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.29%

MONEY MARKET FUNDS—0.29%
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.10%(c)(d)	126,651	126,651

		126,651

TOTAL SHORT-TERM INVESTMENTS
(Cost: $126,651)		126,651

TOTAL INVESTMENTS IN SECURITIES—100.14%
(Cost: $55,701,515)		43,808,440
Other Assets, Less Liabilities—(0.14)%		(59,357)

NET ASSETS—100.00%		$43,749,083

NVDR  -  Non-Voting Depositary Receipts

(a)	Non-income earning security.
(b)	Security valued using Level 3 inputs. See Note 1.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI TURKEY INVESTABLE MARKET INDEX FUND

May 31, 2009

Security	Shares	Value

COMMON STOCKS—98.41%

AEROSPACE & DEFENSE—0.17%
Aselsan Elektronik Sanayi ve TAS(a)	71,486	$192,542

		192,542
AIRLINES—1.03%
Turk Hava Yollari AO(a)	209,967	1,203,113

		1,203,113
AUTO MANUFACTURERS—0.70%
Otokar Otobus Karoseri Sanayi AS(a)	24,970	194,005
Tofas Turk Otomobil Fabrikasi AS(a)	377,921	616,614

		810,619
BANKS—42.07%
Akbank TAS(a)	2,253,290	9,409,984
Albaraka Turk Katilim Bankasi AS	568,772	563,432
Asya Katilim Bankasi AS(b)	1,348,580	1,589,133
Sekerbank TAS(a)(b)	410,832	465,494
Tekstil Bankasi AS(b)	313,062	166,210
Turk Ekonomi Bankasi AS(a)(b)	658,084	489,995
Turkiye Garanti Bankasi AS(a)(b)	6,308,099	15,683,458
Turkiye Halk Bankasi AS	937,430	3,580,989
Turkiye Is Bankasi AS(a)	2,894,580	9,932,842
Turkiye Vakiflar Bankasi TAO(a)	2,258,324	3,114,425
Yapi ve Kredi Bankasi AS(b)	2,613,333	3,993,179

		48,989,141
BEVERAGES—5.13%
Anadolu Efes Biracilik ve Malt Sanayii AS	607,620	4,917,611
Coca-Cola Icecek AS	190,645	1,055,367

		5,972,978
BUILDING MATERIALS—1.65%
Adana Cimento Sanayii TAS Class A	133,097	358,488
Adana Cimento Sanayii TAS Class C	372,840	130,355
Akcansa Cimento Sanayi ve TAS(a)	141,479	324,270
Bolu Cimento Sanayii AS	198,315	200,305
Cimsa Cimento Sanayi ve TAS(a)	123,249	323,983
Goltas Goller Bolgesi Cimento Sanayi ve TAS	8,645	176,314
Mardin Cimento Sanayii ve TAS	123,503	407,812

		1,921,527
CHEMICALS—1.35%
Aksa Akrilik Kimya Sanayii AS(b)	151,392	213,684
Bagfas Bandirma Gubre Fabrikalari AS	5,200	237,358
Gubre Fabrikalari TAS	48,827	226,038
Petkim Petrokimya Holding AS(a)(b)	246,679	894,401

		1,571,481

COMMERCIAL SERVICES—0.63%
Ihlas Holding AS(a)(b)	896,935	214,870
Koza Anadolu Metal Madencilik Isletmeleri AS(a)(b)	291,070	516,369

		731,239
DISTRIBUTION & WHOLESALE—0.46%
Aygaz AS(a)	268,819	529,109

		529,109
DIVERSIFIED FINANCIAL SERVICES—0.56%
Finans Finansal Kiralama AS(a)(b)	155,381	173,037
Turkiye Sinai Kalkinma Bankasi AS(a)(b)	679,654	484,053

		657,090
ELECTRIC—0.46%
Akenerji Elektrik Uretim AS(a)	58,658	375,988
Zorlu Enerji Elektrik Uretim AS(b)	77,507	162,592

		538,580
ENGINEERING & CONSTRUCTION—2.97%
Enka Insaat ve Sanayi AS(a)	468,976	2,262,137
TAV Havalimanlari Holding AS(a)(b)	490,230	1,193,438

		3,455,575
ENTERTAINMENT—0.28%
Galatasaray Sportif Sinai ve Ticari Yatirimlar AS	2,563	214,067
Trabzonspor Sportif Yatirim ve TAS	18,590	116,150

		330,217
FOOD—3.83%
Banvit Bandirma Vitaminli Yem Sanayii AS	104,585	185,538
BIM Birlesik Magazalar AS	113,880	3,594,464
Tat Konserve Sanayii AS(a)(b)	188,701	243,130
Ulker Biskuvi Sanayi AS(a)	280,603	437,846

		4,460,978
FOREST PRODUCTS & PAPER—0.20%
Kartonsan Karton Sanayi ve TAS	5,525	230,730

		230,730
HOLDING COMPANIES - DIVERSIFIED—8.55%
Alarko Holding AS(a)	197,806	332,985
Dogan Sirketler Grubu Holdings AS(b)	2,567,973	1,496,391
Haci Omer Sabanci Holding AS(a)	1,349,790	4,090,008
KOC Holding AS(b)	1,205,945	2,748,415
Tekfen Holding AS(a)	311,155	765,548
Yazicilar Holding AS	121,165	521,688

		9,955,035
HOME FURNISHINGS—0.40%
Arcelik AS(a)(b)	60	85
BSH Ev Aletleri Sanayi ve TAS	1,045	23,004
Vestel Beyaz Esya Sanayi ve TAS(a)	171,933	197,036
Vestel Elektronik Sanayi ve TAS(b)	259,870	249,018

		469,143
HOUSEWARES—0.97%
Anadolu Cam Sanayii AS(a)(b)	256,704	237,674
Turk Sise ve Cam Fabrikalari AS(b)	1,053,067	893,181

		1,130,855
INSURANCE—1.63%
Aksigorta AS(a)	367,011	855,448
Anadolu Anonim Turk Sigorta Sirketi(a)	458,781	362,391

Anadolu Hayat Emeklilik AS(a)	116,415	173,360
Gunes Sigorta AS	114,040	118,138
Yapi Kredi Sigorta AS(a)	83,797	382,498

		1,891,835
IRON & STEEL—3.11%
Componenta Dokumculuk Ticaret ve Sanayi AS(b)	45,000	118,291
Eregli Demir ve Celik Fabrikalari TAS(a)(b)	863,335	2,381,230
Izmir Demir Celik Sanayi AS(b)	111,540	172,600
Kardemir Karabuk Demir Celik Sanayi ve TAS Class A(b)	328,927	253,430
Kardemir Karabuk Demir Celik Sanayi ve TAS Class B	171,340	132,013
Kardemir Karabuk Demir Celik Sanayi ve TAS Class D(a)(b)	1,070,756	561,549

		3,619,113
MACHINERY—0.12%
Turk Traktor ve Ziraat Makineleri AS	40,769	139,900

		139,900
MEDIA—0.74%
Dogan Gazetecilik AS(a)(b)	140,601	150,205
Dogan Yayin Holding AS(a)(b)	467,725	327,059
Hurriyet Gazetecilik ve Matbaacilik AS(a)(b)	626,042	389,123

		866,387
METAL FABRICATE & HARDWARE—0.08%
Borusan Mannesmann Boru Sanayi ve TAS	19,680	95,565

		95,565
MINING—0.18%
Park Elektrik Madencilik Sanayi ve TAS	125,580	211,400

		211,400
MISCELLANEOUS - MANUFACTURING—0.38%
Trakya Cam Sanayii AS(a)(b)	557,115	440,065

		440,065
OIL & GAS—4.01%
Tupras-Turkiye Petrol Rafinerileri AS(a)	375,570	4,668,789

		4,668,789
PHARMACEUTICALS—1.05%
Deva Holding AS(b)	172,575	424,594
EIS Eczacibasi Ilac Sanayi ve TAS(a)	492,650	398,713
Selcuk Ecza Deposu Ticaret ve Sanayi AS(a)	313,219	397,481

		1,220,788
REAL ESTATE INVESTMENT TRUSTS—0.91%
Is Gayrimenkul Yatirim Ortakligi AS(a)	741,269	537,534
Sinpas Gayrimenkul Yatirim Ortakligi AS	205,182	526,074

		1,063,608
RETAIL—0.47%
Dogus Otomotiv Servis ve TAS(a)(b)	117,196	253,438
Turcas Petrolculuk AS(a)	126,506	291,591

		545,029
TELECOMMUNICATIONS—14.22%
Turk Telekomunikasyon AS(a)	1,574,950	4,364,381
Turkcell Iletisim Hizmetleri AS(a)	2,311,490	12,197,244

		16,561,625

TEXTILES—0.01%
Bossa Ticaret ve Sanayi Isletmeleri TAS	10,800	15,104

		15,104
TRANSPORTATION—0.09%
Celebi Hava Servisi AS	18,200	103,108

		103,108

TOTAL COMMON STOCKS
(Cost: $145,352,767)		114,592,268

Security	Shares	Value

SHORT-TERM INVESTMENTS—16.28%

MONEY MARKET FUNDS—16.28%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.45%(c)(d)(e)	16,360,043	16,360,043
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.34%(c)(d)(e)	2,432,968	2,432,968
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.10%(c)(d)	163,307	163,307

		18,956,318

TOTAL SHORT-TERM INVESTMENTS
(Cost: $18,956,318)		18,956,318

TOTAL INVESTMENTS IN SECURITIES—114.69%
(Cost: $164,309,085)		133,548,586
Other Assets, Less Liabilities—(14.69)%		(17,108,582)

NET ASSETS—100.00%		$116,440,004

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI UNITED KINGDOM INDEX FUND

May 31, 2009

Security	Shares	Value

COMMON STOCKS—98.56%

AEROSPACE & DEFENSE—1.85%
BAE Systems PLC	1,295,134	$7,137,341
Cobham PLC	418,617	1,201,573
Rolls-Royce Group PLC(a)	679,861	3,595,896
Rolls-Royce Group PLC Class C(b)	50,732,510	81,809

		12,016,619
AGRICULTURE—4.56%
British American Tobacco PLC	732,881	19,948,907
Imperial Tobacco Group PLC	373,068	9,625,453

		29,574,360
AIRLINES—0.08%
British Airways PLC(a)	213,044	534,211

		534,211
APPAREL—0.15%
Burberry Group PLC	159,060	981,083

		981,083
BANKS—14.40%
Barclays PLC(c)	3,074,437	14,749,108
HSBC Holdings PLC	6,316,369	56,682,090
Lloyds Banking Group PLC	3,767,555	4,131,252
Royal Bank of Scotland Group PLC(a)	6,207,437	3,823,745
Standard Chartered PLC	696,249	14,090,341

		93,476,536
BEVERAGES—2.97%
Diageo PLC	917,728	12,475,408
SABMiller PLC	332,098	6,779,742

		19,255,150
CHEMICALS—0.24%
Johnson Matthey PLC	78,807	1,532,588

		1,532,588
COMMERCIAL SERVICES—1.41%
Bunzl PLC	120,018	987,996
Capita Group PLC	227,986	2,628,618
Experian PLC	377,165	2,765,778
G4S PLC	466,817	1,582,690
Serco Group PLC	178,581	1,159,802

		9,124,884
DISTRIBUTION & WHOLESALE—0.27%
Wolseley PLC(a)	104,353	1,748,371

		1,748,371

DIVERSIFIED FINANCIAL SERVICES—1.23%
ICAP PLC	190,872	1,209,617
Investec PLC	140,262	778,057
London Stock Exchange Group PLC	54,466	605,582
Man Group PLC	626,841	2,438,585
Old Mutual PLC	1,937,399	2,290,004
Schroders PLC	45,308	631,251

		7,953,096
ELECTRIC—2.83%
Drax Group PLC	124,838	985,904
International Power PLC	557,433	2,462,955
National Grid PLC	891,459	8,603,570
Scottish & Southern Energy PLC	337,882	6,347,521

		18,399,950
ENGINEERING & CONSTRUCTION—0.35%
AMEC PLC	122,669	1,334,228
Balfour Beatty PLC	176,653	967,106

		2,301,334
ENTERTAINMENT—0.11%
Ladbrokes PLC	218,105	704,290

		704,290
FOOD—5.77%
Cadbury PLC	500,316	4,340,501
J Sainsbury PLC	417,412	2,088,286
Tesco PLC	2,887,180	16,988,730
Unilever PLC	471,155	11,016,534
Wm Morrison Supermarkets PLC	772,405	3,014,211

		37,448,262
FOOD SERVICE—0.84%
Associated British Foods PLC	130,863	1,542,579
Compass Group PLC	678,174	3,904,114

		5,446,693
GAS—1.15%
Centrica PLC	1,875,221	7,438,764

		7,438,764
HEALTH CARE - PRODUCTS—0.36%
Smith & Nephew PLC	324,386	2,348,668

		2,348,668
HOLDING COMPANIES - DIVERSIFIED—0.11%
Tomkins PLC	320,771	726,749

		726,749
HOME BUILDERS—0.07%
Berkeley Group Holdings PLC (The) Units(a)	32,053	458,206

		458,206
HOUSEHOLD PRODUCTS & WARES—1.47%
Reckitt Benckiser PLC	221,479	9,567,940

		9,567,940
INSURANCE—3.16%
Admiral Group PLC	67,962	940,848
Aviva PLC	975,809	5,263,494
Friends Provident Group PLC	848,320	922,004
Legal & General Group PLC	2,151,889	2,095,897
Prudential PLC	916,764	6,279,197

RSA Insurance Group PLC	1,223,075	2,475,198
Standard Life PLC	800,602	2,552,328

		20,528,966
LEISURE TIME—0.45%
Carnival PLC	59,768	1,536,279
Thomas Cook Group PLC	159,301	569,633
TUI Travel PLC	205,958	824,482

		2,930,394
LODGING—0.15%
InterContinental Hotels Group PLC	93,990	990,468

		990,468
MANUFACTURING—0.43%
Invensys PLC(a)	294,020	1,102,333
Smiths Group PLC	142,672	1,661,075

		2,763,408
MEDIA—2.23%
British Sky Broadcasting Group PLC	419,099	2,987,116
Pearson PLC	297,153	3,131,403
Reed Elsevier PLC	405,121	3,256,590
Thomson Reuters PLC	63,142	1,719,734
WPP PLC	460,792	3,412,458

		14,507,301
MINING—9.89%
Anglo American PLC	483,205	13,846,246
Antofagasta PLC	145,564	1,476,447
BHP Billiton PLC	810,242	19,284,763
Eurasian Natural Resources Corp.	94,472	988,692
Fresnillo PLC	65,793	712,955
Kazakhmys PLC	79,048	880,172
Lonmin PLC	47,477	1,093,263
Randgold Resources Ltd.	27,956	1,982,187
Rio Tinto PLC	329,929	14,896,756
Vedanta Resources PLC	52,056	1,327,137
Xstrata PLC	699,864	7,719,389

		64,208,007
OIL & GAS—22.71%
BG Group PLC	1,232,715	22,422,548
BP PLC	6,879,586	56,688,686
Cairn Energy PLC(a)	50,610	2,032,118
Royal Dutch Shell PLC Class A	1,301,641	34,842,756
Royal Dutch Shell PLC Class B	989,546	26,727,848
Tullow Oil PLC	293,538	4,686,113

		147,400,069
PACKAGING & CONTAINERS—0.18%
Rexam PLC	234,975	1,173,670

		1,173,670
PHARMACEUTICALS—8.76%
AstraZeneca PLC	531,405	22,022,770
GlaxoSmithKline PLC	1,904,623	32,002,944
Shire PLC	206,055	2,840,943

		56,866,657
REAL ESTATE—0.79%
British Land Co. PLC	312,818	1,954,684
Land Securities Group PLC	278,114	2,182,941

Liberty International PLC(d)	166,290	982,773

		5,120,398
REAL ESTATE INVESTMENT TRUSTS—0.32%
Hammerson PLC(d)	255,942	1,203,077
SEGRO PLC	2,072,118	885,469

		2,088,546
RETAIL—1.43%
Carphone Warehouse Group PLC (The)	148,215	399,734
Home Retail Group PLC	322,217	1,200,255
Kingfisher PLC	866,636	2,472,167
Marks & Spencer Group PLC	580,569	2,654,117
Next PLC	72,059	1,690,692
Whitbread PLC	63,624	885,924

		9,302,889
SOFTWARE—0.53%
Autonomy Corp. PLC(a)	78,566	1,948,517
Sage Group PLC (The)	480,795	1,473,081

		3,421,598
TELECOMMUNICATIONS—6.48%
BT Group PLC	2,846,210	4,011,359
Cable & Wireless PLC	931,224	2,018,211
Vodafone Group PLC	19,264,817	36,035,958

		42,065,528
TRANSPORTATION—0.16%
FirstGroup PLC	177,376	1,058,302

		1,058,302
VENTURE CAPITAL—0.10%
3i Group PLC	158,337	617,890

		617,890
WATER—0.57%
Severn Trent PLC	86,519	1,562,582
United Utilities Group PLC	250,158	2,160,166

		3,722,748

TOTAL COMMON STOCKS
(Cost: $919,789,964)		639,804,593

Security	Shares	Value

RIGHTS—0.24%

BANKS—0.16%
Lloyds Banking Group PLC(a)(b)	2,187,694	1,043,160

		1,043,160
MINING—0.03%
Lonmin PLC(a)	9,046	208,304

		208,304
VENTURE CAPITAL—0.05%
3i Group PLC(a)	192,767	326,389

		326,389

TOTAL RIGHTS
(Cost: $9,466,961)		1,577,853

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.16%

MONEY MARKET FUNDS—0.16%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.45%(c)(e)(f)	761,654	761,654
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.34%(c)(e)(f)	113,269	113,269
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.10%(c)(e)	136,779	136,779

		1,011,702

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,011,702)		1,011,702

TOTAL INVESTMENTS IN SECURITIES—98.96%
(Cost: $930,268,627)		642,394,148
Other Assets, Less Liabilities—1.04%		6,779,279

NET ASSETS—100.00%		$649,173,427

(a)	Non-income earning security.
(b)	Security valued using Level 3 inputs. See Note 1.
(c)	Affiliated issuer. See Note 2.
(d)	All or a portion of this security represents a security on loan. See Note 3.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Notes to Schedules of Investments (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These notes relate only to the schedules of investments for the iShares MSCI Australia, iShares MSCI Austria Investable Market, iShares MSCI Belgium Investable Market, iShares MSCI Brazil, iShares MSCI BRIC, iShares MSCI Canada, iShares MSCI Chile Investable Market, iShares MSCI Emerging Markets, iShares MSCI EMU, iShares MSCI France, iShares MSCI Germany, iShares MSCI Hong Kong, iShares MSCI Israel Capped Investable Market, iShares MSCI Italy, iShares MSCI Japan, iShares MSCI Japan Small Cap, iShares MSCI Malaysia, iShares MSCI Mexico Investable Market, iShares MSCI Netherlands Investable Market, iShares MSCI Pacific ex-Japan, iShares MSCI Singapore, iShares MSCI South Africa, iShares MSCI South Korea, iShares MSCI Spain, iShares MSCI Sweden, iShares MSCI Switzerland, iShares MSCI Taiwan, iShares MSCI Thailand Investable Market, iShares MSCI Turkey Investable Market and iShares MSCI United Kingdom Index Funds (each, a “Fund,” collectively, the “Funds”).

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Directors of the Company (the “Board”). Effective September 1, 2008, the Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means;

•	Level 3 – Inputs that are unobservable for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. However, the determination of what constitutes an “observable” input may require significant judgment by the Funds. The Funds consider observable inputs to be market data that is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

The following table summarizes the inputs used in valuing the Funds’ investments as of May 31, 2009:

Investments in Securities
iShares MSCI Index Fund	Level 1	Level 2	Level 3	Total
Australia	$981,945,651	$—	$—	$981,945,651
Austria Investable Market	94,375,589	—	—	94,375,589
Belgium Investable Market	85,495,335	—	214	85,495,549
Brazil	9,040,900,800	—	3,341,686	9,044,242,486
BRIC	230,312,095	—	161,915	230,474,010
Canada	1,763,491,076	—	45,807	1,763,536,883
Chile Investable Market	259,393,796	—	491,307	259,885,103
Emerging Markets	32,222,307,503	—	7,833,354	32,230,140,857
EMU	678,888,658	—	167,515	679,056,173
France	142,899,785	—	66,114	142,965,899
Germany	545,220,647	—	—	545,220,647
Hong Kong	1,897,448,221	—	—	1,897,448,221
Israel Capped Investable Market	108,483,201	—	—	108,483,201
Italy	79,176,072	—	28	79,176,100
Japan	5,426,167,541	—	—	5,426,167,541
Japan Small Cap	27,375,519	—	—	27,375,519
Malaysia	393,915,636	—	—	393,915,636
Mexico Investable Market	674,556,762	—	—	674,556,762
Netherlands Investable Market	93,267,924	—	—	93,267,924
Pacific ex-Japan	2,709,382,948	—	—	2,709,382,948
Singapore	1,115,081,294	—	—	1,115,081,294
South Africa	381,031,133	—	—	381,031,133
South Korea	2,122,302,695	—	—	2,122,302,695
Spain	221,094,447	—	296,446	221,390,893
Sweden	183,601,357	—	—	183,601,357
Switzerland	233,148,592	—	—	233,148,592
Taiwan	2,781,242,432	—	21	2,781,242,453
Thailand Investable Market	43,799,918	—	8,522	43,808,440
Turkey Investable Market	133,548,586	—	—	133,548,586
United Kingdom	641,269,179	—	1,124,969	642,394,148

The following table provides the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the three quarters ended May 31, 2009:

iShares MSCI Index Fund	Balance at Beginning of Period	(Amortized Premiums) Accreted Discounts	Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers in or out	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held at End of Period
Australia	$138,879	$—	$(74,059)	$(64,820)	$—	$—	$—
Austria Investable Market	14	—	—	—	(14)	—	—
Belgium Investable Market	—	—	—	—	214	214	214
Brazil	—	—	—	—	3,341,686	3,341,686	1,065,204
BRIC	—	—	(287,139)	49,429	399,625	161,915	(274,572)
Canada	112,339	—	(66,532)	—	—	45,807	(66,532)
Chile Investable Market	6,805	—	—	—	484,502	491,307	491,307
Emerging Markets	4,060,613	—	(21,377,777)	3,868,489	21,282,029	7,833,354	(18,286,186)
EMU	—	—	(2,188,319)	(49,209)	2,405,043	167,515	(1,806,232)
France	—	—	—	—	66,114	66,114	42,049
Italy	—	—	—	—	28	28	28
Malaysia	17	—	41,558	(41,575)	—	—	—
Pacific ex-Japan	279,757	—	(149,184)	(130,573)	—	—	—
Spain	—	—	—	—	296,446	296,446	296,446
Taiwan	22	—	(1)	—	—	21	(1)
Thailand Investable Market	3	—	1,575	—	6,944	8,522	8,519
Turkey Investable Market	34,000	—	—	—	(34,000)	—	—
United Kingdom	—	—	—	—	1,124,969	1,124,969	(7,311,279)

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Any use of a rate different from the rates used by MSCI may adversely affect a Fund’s ability to track its underlying index. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of May 31, 2009, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares MSCI Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Australia	$1,337,892,306	$—	$(355,946,655)	$(355,946,655)
Austria Investable Market	203,097,707	—	(108,722,118)	(108,722,118)
Belgium Investable Market	153,078,736	—	(67,583,187)	(67,583,187)
Brazil	7,618,504,080	1,698,669,510	(272,931,104)	1,425,738,406
BRIC	275,652,208	1,292,504	(46,470,702)	(45,178,198)
Canada	2,238,403,407	—	(474,866,524)	(474,866,524)
Chile Investable Market	251,513,482	9,633,848	(1,262,227)	8,371,621
Emerging Markets	36,738,109,408	885,263,136	(5,393,231,687)	(4,507,968,551)
EMU	1,131,874,795	—	(452,818,622)	(452,818,622)
France	255,904,335	—	(112,938,436)	(112,938,436)
Germany	801,038,370	—	(255,817,723)	(255,817,723)
Hong Kong	2,336,525,114	—	(439,076,893)	(439,076,893)
Israel Capped Investable Market	146,175,555	1,485,660	(39,178,014)	(37,692,354)
Italy	147,173,137	—	(67,997,037)	(67,997,037)
Japan	7,274,163,833	—	(1,847,996,292)	(1,847,996,292)
Japan Small Cap	31,901,065	608,992	(5,134,538)	(4,525,546)
Malaysia	282,752,326	114,384,444	(3,221,134)	111,163,310
Mexico Investable Market	974,819,966	—	(300,263,204)	(300,263,204)
Netherlands Investable Market	165,379,673	—	(72,111,749)	(72,111,749)
Pacific ex-Japan	3,080,630,468	133,756,051	(505,003,571)	(371,247,520)
Singapore	1,412,390,174	—	(297,308,880)	(297,308,880)
South Africa	509,038,518	—	(128,007,385)	(128,007,385)
South Korea	2,242,136,852	—	(119,834,157)	(119,834,157)
Spain	356,770,436	210,996	(135,590,539)	(135,379,543)
Sweden	277,206,997	—	(93,605,640)	(93,605,640)
Switzerland	323,010,361	—	(89,861,769)	(89,861,769)
Taiwan	2,627,333,626	260,584,011	(106,675,184)	153,908,827
Thailand Investable Market	58,229,783	—	(14,421,343)	(14,421,343)
Turkey Investable Market	170,351,948	—	(36,803,362)	(36,803,362)
United Kingdom	968,417,338	—	(326,023,190)	(326,023,190)

2. TRANSACTIONS WITH AFFILIATES

Each Fund may invest in certain money market funds managed by Barclays Global Fund Advisors (“BGFA”), the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. These money market funds seek to achieve their investment objectives by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee.

The iShares MSCI Emerging Markets Index Fund, in order to improve its portfolio liquidity and its ability to track the MSCI Emerging Markets Index, may invest in shares of other iShares MSCI Index Funds that invest in securities in the Fund’s underlying index. As of May 31, 2009, the iShares MSCI Emerging Markets Index Fund held shares of the iShares MSCI Malaysia, iShares MSCI South Korea and iShares MSCI Taiwan Index Funds.

For the nine months ended May 31, 2009, certain Funds had direct investments (exclusive of short-term investments) in issuers of which BGFA is an affiliate or issuers of which the Fund owns 5% or more of the outstanding voting securities as follows:

iShares MSCI Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Emerging Markets
iShares MSCI Malaysia Index Fund	1,209	128	232	1,105	$9,723,683	$174,797	$(846,836)
iShares MSCI South Korea Index Fund	750	815	387	1,178	42,501,713	218,340	(7,435,260)
iShares MSCI Taiwan Index Fund	3,464	4,118	2,205	5,377	60,656,542	2,970,339	(10,785,501)
Jollibee Foods Corp.	40,673	54,150	19,819	75,004	76,057,514	1,078,301	58,916

					$188,939,452	$4,441,777	$(19,008,681)

United Kingdom
Barclays PLC	2,878	888	692	3,074	$14,749,108	$—	$(2,792,472)

3. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BGFA; such reinvestments are subject to investment risk.

As of May 31, 2009, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BGFA.

4. SUBSEQUENT EVENT

On June 16, 2009, Barclays PLC (“Barclays”), the ultimate parent company of BGFA, accepted a binding offer and entered into an agreement to sell its interests in Barclays Global Investors, N.A., BGFA and certain affiliated companies to BlackRock, Inc. (the “BlackRock Transaction”). The BlackRock Transaction is subject to certain regulatory approvals, as well as other conditions to closing. The previously announced agreement, providing for the sale by Barclays of its interests in BGFA and certain affiliated companies to a holding company of CVC Capital Partners Group SICAV-FIS S.A. was terminated in connection with the BlackRock Transaction.

Under the 1940 Act, completion of the BlackRock Transaction will cause the automatic termination of each Fund’s current investment advisory agreement with BGFA. In order for the management of each Fund to continue uninterrupted, the Board will be asked to approve a new investment advisory agreement for each Fund. If approved by the Board, the new investment advisory agreement will be submitted to the shareholders of each Fund for their approval.

Item 2.	Controls and Procedures.

(a)

The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)

Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date: July 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date: July 30, 2009

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date: July 30, 2009